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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Disciplined Core Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 12.3%
Automobiles 1.5%
Ford Motor Co.	5,140,000	$60,343,600
Distributors 0.4%
Genuine Parts Co.	166,200	15,056,058
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	730,600	47,335,574
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. (a)	3,200	2,527,424
Media 3.0%
Comcast Corp., Class A	1,379,005	85,250,089
News Corp., Class A	2,603,900	31,559,268
Total		116,809,357
Multiline Retail 0.1%
Nordstrom, Inc.	72,400	3,764,800
Specialty Retail 6.0%
Best Buy Co., Inc.	1,651,200	64,248,192
Home Depot, Inc. (The)	745,400	90,946,254
Lowe’s Companies, Inc.	802,500	53,486,625
Urban Outfitters, Inc. (a)	806,300	26,970,735
Total		235,651,806
TOTAL CONSUMER DISCRETIONARY		481,488,619
CONSUMER STAPLES 9.5%
Beverages 0.6%
PepsiCo, Inc.	225,300	24,152,160
Food & Staples Retailing 3.3%
SYSCO Corp.	893,800	43,009,656
Wal-Mart Stores, Inc.	1,219,600	85,396,392
Total		128,406,048
Food Products 1.8%
Tyson Foods, Inc., Class A	987,100	69,936,035
Tobacco 3.8%
Altria Group, Inc.	1,255,700	83,026,884

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	697,500	$67,266,900
Total		150,293,784
TOTAL CONSUMER STAPLES		372,788,027
ENERGY 7.0%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	489,100	27,096,140
Oil, Gas & Consumable Fuels 6.3%
Cabot Oil & Gas Corp.	761,400	15,898,032
Chevron Corp.	162,400	17,011,400
ConocoPhillips	1,806,560	78,495,032
Exxon Mobil Corp.	677,900	56,482,628
Valero Energy Corp.	1,368,350	81,061,054
Total		248,948,146
TOTAL ENERGY		276,044,286
FINANCIALS 13.0%
Banks 4.9%
Bank of America Corp.	1,875,800	30,950,700
Citigroup, Inc.	705,600	34,680,240
Fifth Third Bancorp	2,708,600	58,939,136
JPMorgan Chase & Co.	948,700	65,706,962
Total		190,277,038
Capital Markets 3.5%
CME Group, Inc.	33,200	3,323,320
S&P Global, Inc.	617,300	75,218,005
T. Rowe Price Group, Inc.	909,500	58,217,095
Total		136,758,420
Consumer Finance 1.0%
Discover Financial Services	252,700	14,234,591
Navient Corp.	1,969,700	25,172,766
Total		39,407,357
Insurance 3.6%
Aflac, Inc.	873,400	60,151,058
Marsh & McLennan Companies, Inc.	318,000	20,158,020
Prudential Financial, Inc.	710,200	60,217,858
Total		140,526,936
TOTAL FINANCIALS		506,969,751

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.2%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. (a)	173,100	$22,589,550
Alkermes PLC (a)	161,100	8,121,051
Biogen, Inc. (a)	97,300	27,261,514
BioMarin Pharmaceutical, Inc. (a)	115,300	9,283,956
Celgene Corp. (a)	295,800	30,224,844
Incyte Corp. (a)	119,200	10,366,824
Vertex Pharmaceuticals, Inc. (a)	215,000	16,309,900
Total		124,157,639
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	654,200	31,133,378
Hologic, Inc. (a)	847,300	30,511,273
Total		61,644,651
Health Care Providers & Services 2.7%
Aetna, Inc.	82,400	8,845,640
AmerisourceBergen Corp.	244,400	17,186,208
Express Scripts Holding Co. (a)	584,400	39,388,560
McKesson Corp.	92,500	11,763,225
UnitedHealth Group, Inc.	198,600	28,068,138
Total		105,251,771
Pharmaceuticals 6.8%
Johnson & Johnson	609,400	70,684,306
Merck & Co., Inc.	1,665,100	97,774,672
Pfizer, Inc.	3,074,555	97,494,139
Total		265,953,117
TOTAL HEALTH CARE		557,007,178
INDUSTRIALS 9.8%
Aerospace & Defense 4.1%
Boeing Co. (The)	596,700	84,987,981
Lockheed Martin Corp.	165,500	40,775,890
Raytheon Co.	270,800	36,993,988
Total		162,757,859
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	173,800	18,728,688
Airlines 2.3%
Delta Air Lines, Inc.	1,577,100	65,875,467
United Continental Holdings, Inc. (a)	404,600	22,750,658
Total		88,626,125
Commercial Services & Supplies 0.1%
Waste Management, Inc.	64,200	4,215,372

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.7%
Emerson Electric Co.	532,300	$26,976,964
Industrial Conglomerates 0.6%
3M Co.	156,800	25,919,040
Machinery 1.5%
Illinois Tool Works, Inc.	509,600	57,875,272
TOTAL INDUSTRIALS		385,099,320
INFORMATION TECHNOLOGY 22.3%
Communications Equipment 3.2%
Cisco Systems, Inc.	3,363,700	103,198,316
F5 Networks, Inc. (a)	141,600	19,570,536
Total		122,768,852
Internet Software & Services 7.0%
Alphabet, Inc., Class A (a)	88,800	71,919,120
Facebook, Inc., Class A (a)	1,025,400	134,317,146
VeriSign, Inc. (a)	794,500	66,753,890
Total		272,990,156
IT Services 2.5%
MasterCard, Inc., Class A	923,000	98,779,460
Semiconductors & Semiconductor Equipment 2.5%
QUALCOMM, Inc.	1,441,900	99,087,368
Software 4.2%
Adobe Systems, Inc. (a)	180,100	19,362,551
Microsoft Corp. (b)	2,367,100	141,836,632
Red Hat, Inc. (a)	31,600	2,447,420
Total		163,646,603
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	1,002,580	113,832,933
TOTAL INFORMATION TECHNOLOGY		871,105,372
MATERIALS 2.6%
Chemicals 1.8%
LyondellBasell Industries NV, Class A	891,100	70,887,005

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.8%
Newmont Mining Corp.	823,200	$30,491,328
TOTAL MATERIALS		101,378,333
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	301,100	35,285,909
Digital Realty Trust, Inc.	218,000	20,367,740
Public Storage	99,400	21,243,768
Simon Property Group, Inc.	147,500	27,429,100
Total		104,326,517
TOTAL REAL ESTATE		104,326,517
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
CenturyLink, Inc.	1,361,300	36,183,354
Verizon Communications, Inc.	1,508,400	72,554,040
Total		108,737,394
TOTAL TELECOMMUNICATION SERVICES		108,737,394

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.4%
Electric Utilities 1.7%
Entergy Corp.	894,100	$65,877,288
Multi-Utilities 1.7%
CenterPoint Energy, Inc.	1,383,400	31,541,520
Public Service Enterprise Group, Inc.	865,300	36,411,824
Total		67,953,344
TOTAL UTILITIES		133,830,632
Total Common Stocks (Cost: $3,595,117,899)		$3,898,775,429

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.463% (c)(d)	14,321,563	$14,321,563
Total Money Market Funds (Cost: $14,321,563)		$14,321,563
Total Investments
(Cost: $3,609,439,462) (e)		$3,913,096,992(f)
Other Assets & Liabilities, Net		(758,808)
Net Assets		$3,912,338,184

At October 31, 2016, securities totaling $1,354,192 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	42	USD	22,261,050	12/2016	—	(250,085)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,374,982	77,335,068	(86,388,574)	87	14,321,563	26,899	14,321,563

(e)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $3,609,439,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$454,843,000
Unrealized Depreciation	(151,185,000)
Net Unrealized Appreciation	$303,658,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	481,488,619	—	—	481,488,619
Consumer Staples	372,788,027	—	—	372,788,027
Energy	276,044,286	—	—	276,044,286
Financials	506,969,751	—	—	506,969,751
Health Care	557,007,178	—	—	557,007,178
Industrials	385,099,320	—	—	385,099,320
Information Technology	871,105,372	—	—	871,105,372
Materials	101,378,333	—	—	101,378,333
Real Estate	104,326,517	—	—	104,326,517
Telecommunication Services	108,737,394	—	—	108,737,394
Utilities	133,830,632	—	—	133,830,632
Total Common Stocks	3,898,775,429	—	—	3,898,775,429
Investments measured at net asset value
Money Market Funds	—	—	—	14,321,563
Total Investments	3,898,775,429	—	—	3,913,096,992
Derivatives
Liabilities
Futures Contracts	(250,085)	—	—	(250,085)
Total	3,898,525,344	—	—	3,912,846,907

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Growth Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 19.8%
Auto Components 1.7%
Lear Corp.	69,700	$8,557,766
Automobiles 0.3%
Thor Industries, Inc.	19,900	1,578,269
Distributors 0.9%
Genuine Parts Co.	48,300	4,375,497
Hotels, Restaurants & Leisure 3.1%
Darden Restaurants, Inc.	33,300	2,157,507
McDonald’s Corp.	61,000	6,866,770
Vail Resorts, Inc.	38,300	6,106,552
Wendy’s Co. (The)	81,000	878,040
Total		16,008,869
Internet & Direct Marketing Retail 1.4%
Amazon.com, Inc. (a)	9,000	7,108,380
Media 4.3%
Comcast Corp., Class A	235,300	14,546,246
Discovery Communications, Inc., Class A (a)	186,500	4,869,515
Walt Disney Co. (The)	28,600	2,650,934
Total		22,066,695
Multiline Retail 0.1%
Nordstrom, Inc.	9,800	509,600
Specialty Retail 8.0%
Home Depot, Inc. (The)	121,600	14,836,416
Lowe’s Companies, Inc.	142,500	9,497,625
Ross Stores, Inc.	140,400	8,780,616
Urban Outfitters, Inc. (a)	227,500	7,609,875
Total		40,724,532
TOTAL CONSUMER DISCRETIONARY		100,929,608
CONSUMER STAPLES 9.9%
Food & Staples Retailing 2.2%
Kroger Co. (The)	76,986	2,385,026
SYSCO Corp.	182,400	8,777,088
Total		11,162,114
Food Products 2.9%
Pilgrim’s Pride Corp.	276,600	6,040,944

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Tyson Foods, Inc., Class A	121,600	$8,615,360
Total		14,656,304
Personal Products 1.5%
Herbalife Ltd. (a)	62,500	3,792,500
Nu Skin Enterprises, Inc., Class A	62,800	3,871,620
Total		7,664,120
Tobacco 3.3%
Altria Group, Inc.	211,824	14,005,803
Philip Morris International, Inc.	27,500	2,652,100
Total		16,657,903
TOTAL CONSUMER STAPLES		50,140,441
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Apache Corp.	19,800	1,177,704
TOTAL ENERGY		1,177,704
FINANCIALS 3.0%
Capital Markets 2.7%
MSCI, Inc.	42,500	3,408,075
S&P Global, Inc.	83,900	10,223,215
Total		13,631,290
Consumer Finance 0.2%
Discover Financial Services	18,200	1,025,206
Insurance 0.1%
Lincoln National Corp.	10,700	525,263
TOTAL FINANCIALS		15,181,759
HEALTH CARE 16.3%
Biotechnology 5.9%
Alexion Pharmaceuticals, Inc. (a)	28,200	3,680,100
Alkermes PLC (a)	40,400	2,036,564
Amgen, Inc.	7,500	1,058,700
Biogen, Inc. (a)	25,700	7,200,626
BioMarin Pharmaceutical, Inc. (a)	34,600	2,785,992
Celgene Corp. (a)	60,600	6,192,108
Gilead Sciences, Inc.	37,600	2,768,488
Incyte Corp. (a)	24,300	2,113,371
Vertex Pharmaceuticals, Inc. (a)	31,700	2,404,762
Total		30,240,711

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	162,000	$7,709,580
Hologic, Inc. (a)	186,900	6,730,269
Total		14,439,849
Health Care Providers & Services 3.4%
Aetna, Inc.	33,600	3,606,960
Express Scripts Holding Co. (a)	75,200	5,068,480
WellCare Health Plans, Inc. (a)	74,100	8,411,091
Total		17,086,531
Life Sciences Tools & Services 0.6%
Bruker Corp.	157,800	3,233,322
Pharmaceuticals 3.6%
Johnson & Johnson	90,400	10,485,496
Pfizer, Inc.	240,200	7,616,742
Total		18,102,238
TOTAL HEALTH CARE		83,102,651
INDUSTRIALS 10.3%
Aerospace & Defense 5.1%
Boeing Co. (The)	87,100	12,405,653
Lockheed Martin Corp.	40,100	9,879,838
Raytheon Co.	26,500	3,620,165
Total		25,905,656
Airlines 2.0%
Delta Air Lines, Inc.	214,100	8,942,957
Southwest Airlines Co.	31,000	1,241,550
Total		10,184,507
Commercial Services & Supplies 0.8%
Waste Management, Inc.	65,000	4,267,900
Electrical Equipment 1.2%
Emerson Electric Co.	124,800	6,324,864
Industrial Conglomerates 0.1%
3M Co.	1,400	231,420
Machinery 0.4%
Illinois Tool Works, Inc.	18,300	2,078,331
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	46,400	3,377,920

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)

TOTAL INDUSTRIALS		52,370,598
INFORMATION TECHNOLOGY 32.2%
Communications Equipment 0.5%
F5 Networks, Inc. (a)	17,800	$2,460,138
Internet Software & Services 9.4%
Alphabet, Inc., Class A (a)	21,390	17,323,761
Facebook, Inc., Class A (a)	174,100	22,805,359
VeriSign, Inc. (a)	93,100	7,822,262
Total		47,951,382
IT Services 5.0%
FleetCor Technologies, Inc. (a)	3,000	525,900
MasterCard, Inc., Class A	131,700	14,094,534
Paychex, Inc.	59,200	3,267,840
Visa, Inc., Class A	92,800	7,656,928
Total		25,545,202
Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	25,900	753,172
QUALCOMM, Inc.	146,600	10,074,352
Total		10,827,524
Software 8.5%
Adobe Systems, Inc. (a)	101,300	10,890,763
Electronic Arts, Inc. (a)	41,800	3,282,136
Microsoft Corp.	450,790	27,011,337
Red Hat, Inc. (a)	24,100	1,866,545
Total		43,050,781
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. (b)	299,577	34,013,973
TOTAL INFORMATION TECHNOLOGY		163,849,000
MATERIALS 3.4%
Chemicals 1.8%
LyondellBasell Industries NV, Class A	107,100	8,519,805
Valspar Corp. (The)	7,100	707,160
Total		9,226,965
Metals & Mining 1.6%
Steel Dynamics, Inc.	294,700	8,092,462
TOTAL MATERIALS		17,319,427

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE 2.4%
Equity Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	47,900	$5,613,401
Equity LifeStyle Properties, Inc.	65,700	4,982,688
Senior Housing Properties Trust	66,600	1,416,582
Total		12,012,671
TOTAL REAL ESTATE		12,012,671
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	158,800	7,638,280
TOTAL TELECOMMUNICATION SERVICES		7,638,280
Total Common Stocks (Cost: $409,343,584)		$503,722,139

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.463% (c)(d)	6,490,419	$6,490,419
Total Money Market Funds (Cost: $6,490,564)		$6,490,419
Total Investments
(Cost: $415,834,148) (e)		$510,212,558(f)
Other Assets & Liabilities, Net		(1,278,572)
Net Assets		$508,933,986

At October 31, 2016, securities totaling $397,390 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	11	USD	5,830,275	12/2016	—	(68,359)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,822,246	12,616,994	(10,948,676)	6,490,564	7,558	6,490,419

(e)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $415,834,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$102,606,000
Unrealized Depreciation	(8,227,000)
Net Unrealized Appreciation	$94,379,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	100,929,608	—	—	100,929,608
Consumer Staples	50,140,441	—	—	50,140,441
Energy	1,177,704	—	—	1,177,704
Financials	15,181,759	—	—	15,181,759
Health Care	83,102,651	—	—	83,102,651
Industrials	52,370,598	—	—	52,370,598
Information Technology	163,849,000	—	—	163,849,000
Materials	17,319,427	—	—	17,319,427
Real Estate	12,012,671	—	—	12,012,671
Telecommunication Services	7,638,280	—	—	7,638,280
Total Common Stocks	503,722,139	—	—	503,722,139
Investments measured at net asset value
Money Market Funds	—	—	—	6,490,419
Total Investments	503,722,139	—	—	510,212,558
Derivatives
Liabilities
Futures Contracts	(68,359)	—	—	(68,359)
Total	503,653,780	—	—	510,144,199

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Value Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 5.1%
Automobiles 1.5%
Ford Motor Co.	1,229,200	$14,430,808
Hotels, Restaurants & Leisure 0.8%
International Game Technology PLC	249,400	7,162,768
Media 1.6%
Comcast Corp., Class A	222,600	13,761,132
News Corp., Class A	81,900	992,628
Total		14,753,760
Specialty Retail 1.2%
Best Buy Co., Inc.	276,000	10,739,160
TOTAL CONSUMER DISCRETIONARY		47,086,496
CONSUMER STAPLES 9.0%
Food & Staples Retailing 2.6%
Wal-Mart Stores, Inc.	349,600	24,478,992
Food Products 2.3%
Pilgrim’s Pride Corp.	230,600	5,036,304
Tyson Foods, Inc., Class A	232,200	16,451,370
Total		21,487,674
Household Products 0.6%
Procter & Gamble Co. (The)	64,600	5,607,280
Personal Products 1.7%
Nu Skin Enterprises, Inc., Class A	253,600	15,634,440
Tobacco 1.8%
Philip Morris International, Inc.	167,500	16,153,700
TOTAL CONSUMER STAPLES		83,362,086
ENERGY 13.0%
Energy Equipment & Services 2.4%
Baker Hughes, Inc.	332,900	18,442,660
National Oilwell Varco, Inc.	115,300	3,701,130
Total		22,143,790
Oil, Gas & Consumable Fuels 10.6%
Chevron Corp.	210,700	22,070,825
ConocoPhillips	475,200	20,647,440
EOG Resources, Inc.	93,900	8,490,438

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (a)	224,300	$18,688,676
Valero Energy Corp.	322,700	19,116,748
World Fuel Services Corp.	243,800	9,812,950
Total		98,827,077
TOTAL ENERGY		120,970,867
FINANCIALS 23.5%
Banks 9.8%
Bank of America Corp.	650,300	10,729,950
Citigroup, Inc.	563,300	27,686,195
Fifth Third Bancorp	459,700	10,003,072
JPMorgan Chase & Co.	553,700	38,349,262
Wells Fargo & Co.	100,600	4,628,606
Total		91,397,085
Capital Markets 5.2%
BlackRock, Inc.	51,000	17,403,240
CME Group, Inc.	180,400	18,058,040
Nasdaq, Inc.	12,600	806,022
T. Rowe Price Group, Inc.	185,100	11,848,251
Total		48,115,553
Consumer Finance 2.2%
Discover Financial Services	282,100	15,890,693
Navient Corp.	325,000	4,153,500
Total		20,044,193
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B (b)	56,500	8,152,950
Insurance 5.4%
Aflac, Inc.	249,800	17,203,726
Aspen Insurance Holdings Ltd.	24,100	1,162,825
Assured Guaranty Ltd.	133,400	3,987,326
Everest Re Group Ltd.	3,600	732,672
Principal Financial Group, Inc.	28,400	1,550,640
Prudential Financial, Inc.	220,400	18,687,716
Reinsurance Group of America, Inc.	64,200	6,924,612
Total		50,249,517
TOTAL FINANCIALS		217,959,298
HEALTH CARE 11.4%
Biotechnology 0.3%
Alkermes PLC (b)	45,600	2,298,696

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	220,700	$10,503,113
Health Care Providers & Services 1.8%
Express Scripts Holding Co. (b)	56,600	3,814,840
WellCare Health Plans, Inc. (b)	114,100	12,951,491
Total		16,766,331
Pharmaceuticals 8.2%
Johnson & Johnson	144,300	16,737,357
Merck & Co., Inc.	493,200	28,960,704
Pfizer, Inc.	957,400	30,359,154
Total		76,057,215
TOTAL HEALTH CARE		105,625,355
INDUSTRIALS 9.2%
Aerospace & Defense 1.9%
Raytheon Co.	128,900	17,609,029
Airlines 1.6%
Alaska Air Group, Inc.	155,200	11,208,544
JetBlue Airways Corp. (b)	230,200	4,023,896
Total		15,232,440
Electrical Equipment 3.9%
Eaton Corp. PLC	304,500	19,417,965
Emerson Electric Co.	335,700	17,013,276
Total		36,431,241
Industrial Conglomerates 0.5%
General Electric Co.	147,200	4,283,520
Machinery 0.2%
Allison Transmission Holdings, Inc.	64,900	1,900,921
Professional Services 0.9%
ManpowerGroup, Inc.	108,000	8,294,400
Trading Companies & Distributors 0.2%
MSC Industrial Direct Co., Inc., Class A	18,900	1,375,920
TOTAL INDUSTRIALS		85,127,471

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 10.3%
Communications Equipment 3.3%
Cisco Systems, Inc.	999,400	$30,661,592
IT Services 0.6%
International Business Machines Corp.	38,300	5,886,327
Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	45,700	1,328,956
QUALCOMM, Inc.	363,700	24,993,464
Total		26,322,420
Software 2.5%
Oracle Corp.	606,300	23,294,046
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	57,100	6,483,134
HP, Inc.	237,900	3,447,171
Total		9,930,305
TOTAL INFORMATION TECHNOLOGY		96,094,690
MATERIALS 3.1%
Chemicals 2.4%
Cabot Corp.	120,000	6,256,800
LyondellBasell Industries NV, Class A	200,100	15,917,955
Total		22,174,755
Paper & Forest Products 0.7%
Domtar Corp.	181,100	6,510,545
TOTAL MATERIALS		28,685,300
REAL ESTATE 4.3%
Equity Real Estate Investment Trusts (REITs) 4.3%
Corporate Office Properties Trust	59,000	1,574,710
Corrections Corp. of America	94,700	1,368,415
Empire State Realty Trust, Inc., Class A	454,900	8,902,393
Retail Properties of America, Inc., Class A	114,900	1,788,993
Simon Property Group, Inc.	64,900	12,068,804
Ventas, Inc.	205,600	13,929,400
Total		39,632,715
TOTAL REAL ESTATE		39,632,715

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	168,300	$6,191,757
CenturyLink, Inc.	324,400	8,622,552
Verizon Communications, Inc.	324,300	15,598,830
Total		30,413,139
TOTAL TELECOMMUNICATION SERVICES		30,413,139
UTILITIES 6.6%
Electric Utilities 2.9%
Edison International	38,700	2,843,676
Entergy Corp.	212,500	15,657,000
PG&E Corp.	74,300	4,615,516
Pinnacle West Capital Corp.	51,400	3,913,082
Total		27,029,274
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)	239,300	2,816,561

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 3.4%
CenterPoint Energy, Inc.	671,500	$15,310,200
Public Service Enterprise Group, Inc.	395,900	16,659,472
Total		31,969,672
TOTAL UTILITIES		61,815,507
Total Common Stocks (Cost: $830,885,630)		$916,772,924

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.463% (c)(d)	11,645,644	$11,645,644
Total Money Market Funds (Cost: $11,645,644)		$11,645,644
Total Investments
(Cost: $842,531,274) (e)		$928,418,568(f)
Other Assets & Liabilities, Net		(910,592)
Net Assets		$927,507,976

At October 31, 2016, securities totaling $824,868 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	26	USD	13,780,650	12/2016	—	(124,891)

Notes to Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,704,519	39,637,541	(39,696,443)	27	11,645,644	8,560	11,645,644

(e)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $842,531,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$105,887,000
Unrealized Depreciation	(19,999,000)
Net Unrealized Appreciation	$85,888,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	47,086,496	—	—	47,086,496
Consumer Staples	83,362,086	—	—	83,362,086
Energy	120,970,867	—	—	120,970,867
Financials	217,959,298	—	—	217,959,298
Health Care	105,625,355	—	—	105,625,355
Industrials	85,127,471	—	—	85,127,471
Information Technology	96,094,690	—	—	96,094,690
Materials	28,685,300	—	—	28,685,300
Real Estate	39,632,715	—	—	39,632,715
Telecommunication Services	30,413,139	—	—	30,413,139
Utilities	61,815,507	—	—	61,815,507
Total Common Stocks	916,772,924	—	—	916,772,924
Investments measured at net asset value
Money Market Funds	—	—	—	11,645,644
Total Investments	916,772,924	—	—	928,418,568
Derivatives
Liabilities
Futures Contracts	(124,891)	—	—	(124,891)
Total	916,648,033	—	—	928,293,677

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Floating Rate Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 90.5%
Aerospace & Defense 2.3%
Abacus Innovations Corp. Tranche B Term Loan (a)(b)
08/16/23	3.284%	$5,025,000	$5,059,120
B/E Aerospace, Inc. Term Loan (a)(b)
12/16/21	3.863%	2,025,467	2,036,870
Booz Allen Hamilton, Inc. Tranche B Term Loan (a)(b)
06/30/23	3.278%	1,834,410	1,848,168
Doncasters US Finance LLC Tranche B Term Loan (a)(b)
04/09/20	4.500%	2,890,371	2,861,468
Engility Corp. Tranche B2 Term Loan (a)(b)
08/14/23	5.773%	3,764,706	3,808,640
TransDigm, Inc. (a)(b)
Tranche E Term Loan
05/14/22	3.750%	616,075	613,587
TransDigm, Inc. (a)(b)(c)
Tranche F Term Loan
06/09/23	3.750%	4,967,150	4,945,443
Total			21,173,296

Airlines 0.4%
American Airlines, Inc. Term Loan (a)(b)
06/27/20	3.250%	2,187,178	2,188,425
Delta Air Lines, Inc. Tranche B1 Term Loan (a)(b)
10/18/18	3.250%	1,986,653	1,996,586
Total			4,185,011

Automotive 1.6%
Allison Transmission, Inc. Tranche B3 Term Loan (a)(b)
09/23/22	3.250%	2,548,381	2,565,761
FCA US LLC (a)(b)
Tranche B Term Loan
05/24/17	3.500%	3,002,067	3,003,959
12/31/18	3.250%	579,993	580,236
Gates Global LLC Term Loan (a)(b)
07/06/21	4.250%	5,046,365	4,971,174
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	3.860%	1,700,000	1,710,098

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Navistar, Inc. Tranche B Term Loan (a)(b)
08/07/20	6.500%	$2,178,000	$2,189,435
Total			15,020,663

Brokerage/Asset Managers/Exchanges 0.2%
Aretec Group, Inc. (a)(b)
1st Lien Term Loan
11/23/20	8.000%	976,223	976,223
2nd Lien Term Loan PIK
05/23/21	2.000%	1,408,321	1,140,740
Total			2,116,963

Building Materials 1.1%
Contech Engineered Solutions LLC Term Loan (a)(b)
04/29/19	6.250%	1,209,375	1,207,113
HD Supply, Inc. (a)(b)
Term Loan
08/13/21	3.750%	2,564,792	2,566,716
Tranche B2 Term Loan
10/17/23	3.630%	400,000	400,252
Quikrete Holdings, Inc. 1st Lien Term Loan (a)(b)
09/28/20	4.000%	1,425,405	1,426,004
SRS Distribution, Inc. 2nd Lien Term Loan (a)(b)
02/24/23	9.750%	1,000,000	1,012,500
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	3,402,492	3,401,437
Total			10,014,022

Cable and Satellite 2.8%
Altice France SA (a)(b)
Tranche B5 Term Loan
07/29/22	4.563%	2,722,500	2,723,643
Tranche B7 Term Loan
01/15/24	5.137%	2,512,375	2,533,102
Altice US Finance I Corp. Term Loan (a)(b)
01/15/25	3.882%	3,267,888	3,276,874
Block Communications, Inc. Tranche B Term Loan (a)(b)
11/07/21	4.088%	1,960,034	1,974,735
CSC Holdings LLC Term Loan (a)(b)
10/11/24	3.876%	2,511,517	2,519,378
Charter Communications Operating LLC (a)(b)
Tranche H Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
08/24/21	3.250%	$1,119,375	$1,123,293
Tranche I Term Loan
01/24/23	3.500%	447,750	450,298
Encompass Digital Media, Inc. (a)(b)
Tranche B 1st Lien Term Loan
06/06/21	5.500%	1,912,749	1,856,954
Tranche B 2nd Lien Term Loan
06/06/22	8.750%	1,500,000	1,320,000
MCC Iowa LLC Tranche H Term Loan (a)(b)
01/29/21	3.250%	1,451,250	1,463,049
Quebecor Media, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.317%	1,940,000	1,934,335
Virgin Media Investment Holdings Ltd. Tranche F Term Loan (a)(b)(c)
06/30/23	3.500%	4,743,784	4,762,190
Total			25,937,851

Chemicals 6.7%
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
08/12/22	6.500%	1,795,500	1,788,013
Axalta Coating Systems Dutch Holding B BV/US Holdings, Inc. Tranche B Term Loan (a)(b)
02/01/20	3.750%	3,067,268	3,088,525
Chemours Co. LLC (The) Tranche B Term Loan (a)(b)
05/12/22	3.750%	2,631,175	2,596,970
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan (a)(b)(c)
09/07/21	4.500%	598,270	594,830
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan (a)(b)(c)
09/07/21	4.500%	3,619,042	3,598,232
Duke Finance LLC Tranche B 1st Lien Term Loan (a)(b)
10/28/21	7.000%	3,930,200	3,930,200
HII Holding Corp. (a)(b)
1st Lien Term Loan
12/20/19	4.250%	1,887,965	1,887,965
2nd Lien Term Loan
12/21/20	9.750%	2,150,000	2,117,750
Huntsman International LLC (a)(b)
Term Loan
10/01/21	3.750%	1,694,813	1,700,643
Tranche B Term Loan
04/19/19	3.586%	1,411,831	1,418,014

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Ineos US Finance LLC Term Loan (a)(b)
12/15/20	3.750%	$2,865,143	$2,871,705
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.000%	2,925,000	2,873,812
MacDermid, Inc. Tranche B4 Term Loan (a)(b)
06/07/23	5.000%	2,214,295	2,230,902
Minerals Technologies, Inc. Tranche B1 Term Loan (a)(b)
05/10/21	3.750%	922,352	929,851
Nexeo Solutions LLC Term Loan (a)(b)
06/09/23	5.250%	5,635,875	5,671,099
Omnova Solutions, Inc. Tranche B2 Term Loan (a)(b)
08/25/23	5.250%	1,625,000	1,620,938
Oxea Finance & Cy SCA Tranche B2 1st Lien Term Loan (a)(b)
01/15/20	4.250%	3,467,750	3,305,910
PQ Corp. Tranche B1 Term Loan (a)(b)
11/04/22	5.750%	1,371,563	1,369,848
PolyOne Corp. Tranche B1 Term Loan (a)(b)
11/11/22	3.500%	992,506	999,950
Ravago Holdings America, Inc. Term Loan (a)(b)
07/13/23	5.000%	2,992,500	3,014,944
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (a)(b)
07/31/21	4.250%	2,425,966	2,422,060
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan (a)(b)
11/05/21	4.250%	2,987,187	3,004,364
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	2,135,251	2,124,083
Univar, Inc. Term Loan (a)(b)
07/01/22	4.250%	5,407,981	5,414,741
Versum Materials, Inc. Term Loan (a)(b)
09/29/23	3.340%	750,000	753,435
Total			61,328,784

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery 1.1%
Doosan Bobcat, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	$2,799,934	$2,817,434
Douglas Dynamics LLC Term Loan (a)(b)
12/31/21	5.250%	1,471,256	1,474,934
North American Lifting Holdings, Inc. 1st Lien Term Loan (a)(b)
11/27/20	5.500%	2,419,839	2,032,664
Vertiv Co. Tranche B Term Loan (a)(b)(c)
09/30/23	6.000%	4,250,000	4,223,438
Total			10,548,470

Consumer Cyclical Services 1.6%
Creative Artists Agency LLC Term Loan (a)(b)
12/17/21	5.000%	2,481,463	2,496,972
KAR Auction Services, Inc. Tranche B2 Term Loan (a)(b)
03/11/21	4.063%	1,214,310	1,220,382
ServiceMaster Co. LLC (The) Term Loan (a)(b)
07/01/21	4.250%	3,432,456	3,434,619
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.074%	5,867,212	4,453,214
West Corp. Tranche B12 Term Loan (a)(b)
06/17/23	3.750%	2,914,793	2,930,095
Total			14,535,282

Consumer Products 1.9%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
04/30/18	6.750%	1,382,761	1,345,606
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	594,000	591,030
NBTY, Inc. Tranche B Term Loan (a)(b)
05/05/23	5.000%	2,468,813	2,475,552
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,554,924	2,547,158
Serta Simmons Holdings, LLC (a)(b)(c)
1st Lien Term Loan
11/07/23	4.500%	5,475,000	5,473,029
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
11/07/24	9.000%	$2,000,000	$2,013,760
Waterpik, Inc. 1st Lien Term Loan (a)(b)
07/08/20	5.750%	2,642,445	2,635,839
Total			17,081,974

Diversified Manufacturing 5.0%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	4,219,654	3,873,305
Allnex & Cy SCA (a)(b)
Tranche B2 Term Loan
09/13/23	5.132%	1,482,842	1,495,194
Tranche B3 Term Loan
09/13/23	5.132%	1,117,158	1,126,464
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	2,554,087	2,512,583
Crosby U.S. Acquisition Corp. (a)(b)
1st Lien Term Loan
11/23/20	4.000%	850,937	703,887
2nd Lien Term Loan
11/22/21	7.000%	2,000,000	1,333,340
Filtration Group Corp. 1st Lien Term Loan (a)(b)
11/20/20	4.250%	3,251,774	3,250,765
Filtration Group, Inc. (a)(b)(c)
Term Loan
11/20/20	4.000%	1,175,147	1,173,678
11/20/20	4.250%	25,000	24,969
Forterra Finance LLC Term Loan (a)(b)(c)
10/25/23	6.000%	1,150,000	1,148,206
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	5,641,323	5,470,786
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/31/20	3.596%	2,874,464	2,876,275
Harsco Corp. Tranche B Term Loan (a)(b)(c)
10/28/23	6.000%	2,000,000	2,005,000
Horizon Global Corp. Tranche B Term Loan (a)(b)
06/30/21	7.000%	2,864,062	2,871,223
Husky Injection Molding Term Loan (a)(b)(c)
06/30/21	4.250%	675,000	674,325
LTI Flexible Products, Inc. 1st Lien Term Loan (a)(b)
04/15/22	5.250%	2,528,100	2,445,937

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Manitowoc Foodservice, Inc. Tranche B Term Loan (a)(b)
03/03/23	5.750%	$703,462	$712,698
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	5,079,412	5,090,840
William Morris Endeavor Entertainment LLC (a)(b)
1st Lien Term Loan
05/06/21	5.250%	1,517,239	1,523,687
2nd Lien Term Loan
05/06/22	8.250%	2,600,000	2,594,592
Zekelman Industries, Inc. Term Loan (a)(b)
06/14/21	6.000%	2,992,500	3,011,203
Total			45,918,957

Electric 3.8%
Astoria Energy LLC Tranche B Term Loan (a)(b)
12/24/21	5.000%	2,860,924	2,810,858
Calpine Construction Finance Co. LP Tranche B1 Term Loan (a)(b)
05/03/20	3.090%	894,317	887,610
Calpine Corp. Term Loan (a)(b)
05/31/23	3.840%	2,892,750	2,910,107
Dynegy, Inc. Tranche B2 Term Loan (a)(b)
04/23/20	4.000%	2,887,768	2,888,229
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
06/28/23	5.250%	2,376,949	2,398,246
Eastern Power LLC Term Loan (a)(b)
10/02/21	5.000%	932,252	941,109
Essential Power LLC Term Loan (a)(b)
08/08/19	4.750%	1,526,319	1,530,135
FREIF North American Power I LLC (a)(b)
Tranche B Term Loan
03/27/22	4.750%	3,011,425	2,992,604
Tranche C Term Loan
03/27/22	4.750%	564,407	560,879
MRP Generation Holdings, LLC Term Loan (a)(b)
10/18/22	8.000%	5,175,000	4,890,375
Southeast PowerGen LLC Tranche B Term Loan (a)(b)
12/02/21	4.500%	1,457,000	1,424,218
Tex Operations Co. LLC (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Term Loan
08/04/23	5.000%	$1,913,571	$1,930,315
Tranche C Term Loan
08/04/23	5.000%	436,429	440,247
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/31/16	0.000%	6,406,595	1,854,709
Viva Alamo LLC Term Loan (a)(b)
02/22/21	5.474%	4,316,073	3,733,403
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	3,170,759	3,139,051
Total			35,332,095

Environmental 1.9%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (a)(b)
10/09/19	3.750%	3,266,461	3,267,375
Advanced Disposal Services Tranche B Term Loan (a)(b)(c)
10/28/23	3.500%	509,226	509,862
EWT Holdings III Corp. (a)(b)
1st Lien Term Loan
01/15/21	4.750%	2,431,250	2,437,328
EWT Holdings III Corp. (a)(b)(c)
1st Lien Term Loan
01/15/21	4.750%	600,000	601,500
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	2,424,750	2,424,750
STI Infrastructure SARL Term Loan (a)(b)
08/22/20	6.250%	2,834,939	2,423,873
WCA Waste Systems, Inc. Term Loan (a)(b)
08/11/23	4.000%	3,400,000	3,395,750
Waste Industries USA, Inc. Tranche B Term Loan (a)(b)
02/27/20	3.500%	2,028,988	2,032,154
Total			17,092,592

Food and Beverage 2.3%
ARAMARK Corp. (a)(b)
Tranche E Term Loan
09/07/19	3.282%	650,277	652,917
Tranche F Term Loan
02/24/21	3.338%	798,850	802,844

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
AdvancePierre Foods, Inc. Term Loan (a)(b)
06/02/23	4.500%	$2,000,481	$2,014,484
Del Monte Foods, Inc. 2nd Lien Term Loan (a)(b)
08/18/21	8.250%	2,000,000	1,530,000
Dole Food Co. Inc. Tranche B Term Loan (a)(b)
11/01/18	4.560%	2,550,034	2,556,868
Hostess Brands, Inc. Tranche B 1st Lien Term Loan (a)(b)
08/03/22	4.500%	2,178,000	2,192,288
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	2,012,750	2,008,563
Pinnacle Foods Finance LLC (a)(b)
Tranche G Term Loan
04/29/20	3.387%	1,837,701	1,847,312
Tranche H Term Loan
04/29/20	3.250%	1,188,250	1,194,346
US Foods, Inc. Term Loan (a)(b)
06/27/23	4.000%	6,117,170	6,153,201
Total			20,952,823

Gaming 4.5%
Affinity Gaming LLC Term Loan (a)(b)
07/01/23	5.000%	2,618,437	2,626,633
Affinity Gaming 2nd Lien Term Loan (a)(b)(c)
01/16/25	9.250%	1,725,000	1,688,344
Amaya Holdings BV Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.000%	4,110,524	4,104,728
Aristocrat Leisure, Ltd. Tranche B1 Term Loan (a)(b)
10/20/21	3.631%	1,538,462	1,543,908
Boyd Gaming Corp. Tranche B2 Term Loan (a)(b)
09/15/23	3.533%	1,025,000	1,032,114
Cannery Casino Resorts LLC (a)(b)
2nd Lien Term Loan PIK
10/02/19	12.500%	626,018	626,413
Cannery Casino Resorts LLC (a)(b)(d)(e)
1st Lien Term Loan PIK
10/02/18	6.000%	—	—
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	4.250%	2,916,273	2,931,466

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Jack Ohio Finance LLC Tranche B Term Loan (a)(b)
06/20/19	5.000%	$2,958,500	$2,953,559
Las Vegas Sands LLC Tranche B Term Loan (a)(b)(c)
12/19/20	3.250%	5,352,324	5,383,260
Marina District Finance Co., Inc. Term Loan (a)(b)(d)(e)
08/15/18	6.750%	—	—
Mohegan Tribal Gaming Tranche B Term Loan (a)(b)(c)
10/30/23	5.500%	5,425,000	5,402,974
MotorCity Casino Hotel (a)(b)
Term Loan
08/06/21	4.000%	1,440,129	1,444,636
MotorCity Casino Hotel (a)(b)(c)
Term Loan
08/08/21	4.500%	1,425,000	1,429,460
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	6.000%	2,819,942	2,834,916
Tranche B2 Term Loan
10/01/21	6.000%	1,277,250	1,282,040
Twin River Management Group, Inc. Term Loan (a)(b)
07/10/20	5.250%	2,592,063	2,602,432
Yonkers Racing Corp. 1st Lien Term Loan (a)(b)
08/20/19	4.250%	3,076,450	3,072,604
Total			40,959,487

Health Care 6.6%
Acadia Healthcare Co., Inc. Tranche B2 Term Loan (a)(b)
02/16/23	3.750%	1,563,187	1,567,752
Alere, Inc. Tranche B Term Loan (a)(b)
06/20/22	4.250%	3,042,534	3,029,421
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	2,953,536	2,879,697
AmSurg Corp. Term Loan (a)(b)
07/16/21	3.500%	3,088,999	3,087,485
CHS/Community Health Systems, Inc. (a)(b)
Tranche F Term Loan
12/31/18	4.083%	1,306,462	1,273,800
Tranche G Term Loan
12/31/19	3.750%	1,919,527	1,813,357
Tranche H Term Loan
01/27/21	4.000%	1,116,414	1,053,057

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
DaVita, Inc. Tranche B Term Loan (a)(b)
06/24/21	3.500%	$6,809,509	$6,803,108
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)
02/27/21	3.456%	5,799,830	5,845,939
HCA, Inc. Tranche B7 Term Loan (a)(b)
02/15/24	3.588%	4,000,000	4,033,880
IASIS Healthcare LLC Tranche B2 Term Loan (a)(b)
05/03/18	4.500%	3,852,629	3,823,734
Lantheus Medical Imaging Term Loan (a)(b)
06/30/22	7.000%	1,569,028	1,537,648
MPH Acquisition Holdings LLC Term Loan (a)(b)
06/07/23	5.000%	1,985,303	2,005,771
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.250%	1,243,125	1,243,746
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,783,132	2,580,493
Ortho-Clinical Diagnostics Holdings SARL Term Loan (a)(b)
06/30/21	4.750%	5,483,824	5,351,280
PRA Holdings, Inc. Tranche B1 Term Loan (a)(b)
09/23/20	4.500%	3,096,629	3,108,242
Quorum Health Corp. Term Loan (a)(b)
04/29/22	6.750%	1,293,500	1,199,721
Select Medical Corp. Tranche B-E Term Loan (a)(b)
06/01/18	6.000%	497,832	498,768
Surgery Center Holdings, Inc. 1st Lien Term Loan (a)(b)
11/03/20	4.750%	1,965,005	1,969,918
Surgical Care Affiliates, Inc. Term Loan (a)(b)
03/17/22	3.750%	1,452,875	1,456,507
Team Health, Inc. Tranche B Term Loan (a)(b)
11/23/22	3.838%	2,109,089	2,111,072

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	$2,112,375	$2,099,173
Total			60,373,569

Healthcare REIT 0.2%
Quality Care Properties, Inc. Term Loan (a)(b)(c)
09/24/22	6.250%	1,675,000	1,669,422

Independent Energy 0.5%
American Energy-Marcellus LLC (a)(b)
1st Lien Term Loan
08/04/20	5.250%	375,000	211,174
2nd Lien Term Loan
08/04/21	8.500%	2,000,000	177,500
Chesapeake Energy Corp. Tranche A Term Loan (a)(b)
08/23/21	8.500%	3,000,000	3,204,390
Samson Investment Co. Tranche 1 2nd Lien Term Loan (b)(f)
09/25/18	0.000%	4,525,000	1,095,050
Total			4,688,114

Leisure 3.2%
24 Hour Fitness Worldwide, Inc. Term Loan (a)(b)
05/28/21	4.750%	4,349,875	4,246,565
AMC Entertainment, Inc. (a)(b)
Term Loan
12/15/22	4.000%	2,292,469	2,300,103
AMC Entertainment, Inc. (a)(b)(c)
Tranche B Term Loan
10/31/23	0.000%	100,000	100,250
Delta 2 SARL (a)(b)
2nd Lien Term Loan
07/29/22	7.750%	1,000,000	1,006,670
Tranche B3 Term Loan
07/30/21	4.750%	3,470,656	3,475,481
Fitness International LLC Tranche B Term Loan (a)(b)
07/01/20	6.000%	1,928,044	1,929,490
Life Time Fitness, Inc. Term Loan (a)(b)
06/10/22	4.250%	3,543,900	3,541,136
Lions Gate Entertainment Corp. 2nd Lien Term Loan (b)
03/17/22	5.000%	2,450,000	2,492,875
Lions Gate Entertainment (a)(b)(c)
Tranche A Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Leisure (continued)
12/01/21	3.382%	$1,475,000	$1,455,560
Tranche B Term Loan
12/01/23	3.750%	2,975,000	2,970,032
Live Nation Entertainment, Inc. Tranche B1 Term Loan (a)(b)
08/16/20	3.590%	1,929,820	1,932,232
Six Flags Premier Parks Tranche B Term Loan (a)(b)
06/30/22	3.284%	1,906,729	1,920,439
Steinway Musical Instruments, Inc. 1st Lien Term Loan (a)(b)
09/19/19	4.750%	1,739,384	1,691,550
Total			29,062,383

Lodging 1.0%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/27/20	6.250%	4,000,000	4,027,520
Hilton Worldwide Finance LLC (a)(b)
Tranche B1 Term Loan
10/26/20	3.500%	247,112	248,038
Tranche B2 Term Loan
10/25/23	3.034%	4,521,162	4,542,231
Total			8,817,789

Media and Entertainment 5.9%
Cengage Learning, Inc. Term Loan (a)(b)
06/07/23	5.250%	3,705,766	3,618,532
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	3,087,699	2,122,793
Dex Media, Inc. Term Loan (a)(b)
07/29/21	11.000%	116,000	112,714
Emerald Expositions Tranche B Term Loan (a)(b)(c)
06/17/20	4.750%	825,000	827,475
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	3,031,875	2,568,574
Gray Television, Inc. Tranche B Term Loan (a)(b)
06/13/21	3.938%	1,780,600	1,791,729
Hubbard Radio LLC Term Loan (a)(b)
05/27/22	4.250%	2,805,000	2,753,276

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
ION Media Networks, Inc. Tranche B1 Term Loan (a)(b)
12/18/20	4.750%	$2,389,492	$2,398,452
Learfield Communications, Inc. 1st Lien Term Loan (a)(b)
10/09/20	4.250%	2,164,125	2,163,216
MGOC, Inc. Tranche B Term Loan (a)(b)
07/31/20	4.000%	2,334,145	2,333,655
Mcgraw-Hill Global Education Holdings LLC Tranche B 1st Lien Term Loan (a)(b)
05/04/22	5.000%	1,421,438	1,417,585
Nexstar Broadcasting, Inc. Tranche B Term Loan (a)(b)(c)
12/15/23	3.853%	3,650,000	3,663,688
Nielsen Finance LLC Tranche B3 Term Loan (a)(b)
10/04/23	3.031%	3,975,000	3,990,542
Radio One, Inc. Term Loan (a)(b)
12/31/18	5.040%	2,493,437	2,487,204
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	3,238,234	3,173,469
Sinclair Television Group, Inc. (a)(b)
Tranche B Term Loan
04/09/20	3.000%	2,002,495	1,998,750
Tranche B1 Term Loan
07/30/21	3.500%	493,750	496,219
Sonifi Solutions, Inc. Tranche C Term Loan PIK (a)(b)(g)
03/28/18	6.750%	437,721	175,088
Tribune Media Co. Tranche B Term Loan (a)(b)
12/27/20	3.750%	2,732,869	2,745,851
UFC Holdings LLC (a)(b)
1st Lien Term Loan
08/18/23	5.000%	2,975,000	2,997,789
2nd Lien Term Loan
08/18/24	8.500%	1,000,000	1,015,000
Univision Communications, Inc. Tranche C3 Term Loan (a)(b)
03/01/20	4.000%	3,410,395	3,413,601
YH Ltd. (a)(b)(d)(g)
Tranche B2 Term Loan PIK
03/01/24	0.000%	513,794	—
YH Ltd. (a)(b)(g)
Tranche A2 Term Loan
03/01/19	5.647%	75,344	272,493

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
iHeartCommunications, Inc. Tranche D Term Loan (a)(b)
01/30/19	7.284%	$7,958,970	$6,012,604
Total			54,550,299

Metals 1.0%
Arch Coal, Inc. Term Loan (a)(b)
10/05/21	10.000%	504,470	514,978
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	3.750%	2,782,298	2,779,683
Fairmount Santrol, Inc. Tranche B2 Term Loan (a)(b)
09/05/19	4.500%	1,979,592	1,874,436
Foresight Energy LLC Term Loan (a)(b)
08/21/20	6.500%	1,109,500	1,037,382
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
02/28/19	7.000%	496,440	47,162
Novelis, Inc. Term Loan (a)(b)
06/02/22	4.000%	2,783,987	2,790,947
Total			9,044,588

Midstream 0.2%
Southcross Energy Partner Term Loan (a)(b)
08/04/21	5.250%	1,783,938	1,436,070

Oil Field Services 0.4%
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	1,612,875	1,143,415
Fieldwood Energy LLC (a)(b)
1st Lien Term Loan
09/30/20	8.375%	183,515	146,812
2nd Lien Term Loan
09/30/20	8.375%	309,096	181,594
Term Loan
08/31/20	8.000%	135,937	117,586
MRC Global (US), Inc. Term Loan (a)(b)
11/08/19	5.000%	2,063,061	2,043,297
Total			3,632,704

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions 0.2%
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	$1,438,003	$1,450,586

Other Industry 1.2%
AECOM Technology Corp. Tranche B Term Loan (a)(b)
10/15/21	3.750%	117,208	117,721
Harland Clarke Holdings Corp. (a)(b)
Tranche B3 Term Loan
05/22/18	7.000%	684,958	681,533
Tranche B4 Term Loan
08/04/19	6.993%	931,250	923,688
Tranche B5 Term Loan
12/31/19	7.000%	3,058,313	3,036,660
Hercules Achievement, Inc. 1st Lien Term Loan (a)(b)(c)
12/10/21	5.000%	3,655,880	3,675,695
Hillman Group, Inc. (The) Term Loan (a)(b)
06/30/21	4.500%	2,468,187	2,472,828
Total			10,908,125

Other REIT 0.4%
DTZ AUS Holdco PTY Ltd. 1st Lien Term Loan (a)(b)
11/04/21	4.250%	1,931,781	1,926,140
DTZ US Borrower LLC 2nd Lien Term Loan (a)(b)
11/04/22	9.250%	1,000,000	1,000,830
ESH Hospitality, Inc. Term Loan (a)(b)
08/30/23	3.750%	1,175,000	1,181,028
Total			4,107,998

Other Utility 0.3%
Sandy Creek Energy Associates LP Term Loan (a)(b)
11/09/20	5.000%	3,008,624	2,509,192

Packaging 4.0%
Anchor Glass Container Corp. Tranche B Term Loan (a)(b)
07/01/22	4.750%	771,125	778,111
Ardagh Holdings USA, Inc. Term Loan (a)(b)
12/17/21	4.000%	2,465,252	2,487,587

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
BWAY Intermediate Co., Inc. Term Loan (a)(b)
08/14/20	5.500%	$3,390,822	$3,411,303
Berry Plastics Corp. (a)(b)
Tranche G Term Loan
01/06/21	3.500%	3,661,307	3,662,845
Tranche H Term Loan
10/01/22	3.750%	128,554	128,949
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,394,703	2,378,730
Exopack Holdings SA Term Loan (a)(b)
05/08/19	4.500%	2,992,308	2,992,308
Kleopatra Holdings 2 (a)(b)
Term Loan
04/28/20	4.250%	1,786,334	1,803,644
04/28/20	4.250%	763,391	770,788
Mauser Holding SARL 2nd Lien Term Loan (a)(b)
07/31/22	8.750%	2,000,000	1,980,000
Packaging Coordinators Midco, Inc. Term Loan (a)(b)
07/03/23	5.000%	2,344,125	2,344,125
Printpack Holdings, Inc. 1st Lien Term Loan (a)(b)
07/26/23	5.000%	912,333	913,474
Prolampac Holdings, Inc. 2nd Lien Term Loan (a)(b)
08/18/23	9.250%	2,000,000	1,970,000
Prolampac Intermediate, Inc. 1st Lien Term Loan (a)(b)
08/18/22	5.750%	1,165,888	1,165,888
Ranpack Corp. Tranche B1 Term Loan (a)(b)
10/01/21	4.250%	931,264	925,443
Reynolds Group Holdings, Inc. Term Loan (a)(b)
02/05/23	4.250%	5,745,505	5,758,318
SIG Combibloc Holdings SCA Term Loan (a)(b)
03/11/22	4.000%	1,526,750	1,527,437
Signode Industrial Group SA Tranche B Term Loan (a)(b)
05/01/21	3.750%	1,871,852	1,867,172
Total			36,866,122

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Paper 0.3%
Caraustar Industries, Inc. Term Loan (a)(b)
05/01/19	8.000%	$3,104,219	$3,133,337

Pharmaceuticals 2.7%
Akorn, Inc. Term Loan (a)(b)
04/16/21	5.250%	1,452,905	1,461,986
Atrium Innovations, Inc. (a)(b)
2nd Lien Term Loan
08/13/21	7.750%	1,000,000	955,000
Tranche B1 1st Lien Term Loan
02/15/21	4.250%	1,584,375	1,563,588
Catalent Pharma Solutions, Inc. Term Loan (a)(b)
05/20/21	4.250%	3,821,669	3,839,707
Endo Finance Co. I SARL Tranche B Term Loan (a)(b)
09/26/22	3.750%	1,811,312	1,808,378
Mallinckrodt International Finance SA Tranche B Term Loan (a)(b)
03/19/21	3.338%	1,994,885	1,989,898
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
08/18/22	4.250%	5,994,402	5,984,751
RPI Finance Trust Tranche B5 Term Loan (a)(b)(c)
10/14/22	3.035%	3,724,404	3,764,385
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	5.250%	1,654,084	1,650,246
Tranche B-D2 Term Loan
02/13/19	5.000%	1,194,455	1,190,621
Tranche B-E1 Term Loan
08/05/20	5.250%	376,856	375,284
Total			24,583,844

Property & Casualty 1.4%
Alliant Holdings Intermediate LLC Term Loan (a)(b)
08/12/22	4.753%	1,999,069	1,997,829
Asurion LLC (a)(b)
2nd Lien Term Loan
03/03/21	8.500%	1,725,000	1,737,213
Tranche B1 Term Loan
05/24/19	5.000%	840,515	840,667
Tranche B4 Term Loan
08/04/22	5.000%	1,674,220	1,681,553
Asurion LLC (a)(b)(c)
Tranche B5 Term Loan
10/31/23	0.000%	1,475,000	1,475,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.000%	$2,954,043	$2,952,005
USI, Inc. Term Loan (a)(b)
12/27/19	4.250%	2,163,877	2,163,422
Total			12,847,689

Refining 0.1%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	2,172,448	1,207,078

Restaurants 1.1%
Burger King Corp. Tranche B2 Term Loan (a)(b)
12/10/21	3.750%	5,742,029	5,765,973
Yum! Brands, Inc. Tranche B Term Loan (a)(b)
06/16/23	3.286%	4,289,250	4,332,143
Total			10,098,116

Retailers 6.3%
Academy Ltd. Term Loan (a)(b)
07/01/22	5.000%	3,440,737	3,334,280
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/26/19	4.500%	2,539,343	2,541,730
Bass Pro Group LLC Term Loan (a)(b)
06/05/20	4.000%	2,125,437	2,123,673
Belk, Inc. 1st Lien Term Loan (a)(b)
12/12/22	5.750%	2,550,000	2,290,537
Blue Buffalo Co., Ltd. Tranche B3 Term Loan (a)(b)
08/08/19	3.750%	2,614,768	2,631,111
Burlington Coat Factory Warehouse Corp. Tranche B4 Term Loan (a)(b)
08/13/21	3.500%	3,158,293	3,179,012
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.000%	3,537,373	3,289,757
Dollar Tree, Inc. (a)(b)
Tranche B3 Term Loan
07/06/22	3.000%	719,802	726,100
Dollar Tree, Inc. (b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Tranche B2 Term Loan
07/06/22	4.250%	$1,750,000	$1,772,610
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	2,562,813	2,501,946
Gymboree Corp. (The) Term Loan (a)(b)
02/23/18	5.000%	2,000,000	1,257,500
Harbor Freight Tools USA, Inc. Term Loan (a)(b)
08/18/23	4.137%	1,920,188	1,932,784
Hudson’s Bay Co. Term Loan (a)(b)
09/30/22	4.250%	691,244	696,138
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	3,964,182	3,017,179
JC Penney Corp., Inc. Term Loan (a)(b)
06/23/23	5.250%	4,173,750	4,197,749
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)(d)(e)
03/16/18	4.000%	—	—
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	899,125	882,644
Michaels Stores, Inc. Tranche B1 Term Loan (a)(b)
01/30/23	3.750%	3,621,458	3,647,967
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	3,079,063	2,828,890
Party City Holdings, Inc. Term Loan (a)(b)
08/19/22	4.204%	1,851,233	1,856,121
PetSmart, Inc. Tranche B2 Term Loan (a)(b)
03/11/22	4.000%	4,173,470	4,181,650
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
05/25/23	3.284%	2,451,949	2,465,753
Raley’s Term Loan (a)(b)
05/18/22	7.250%	2,206,255	2,206,255
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	1,955,479
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	1,900,000	1,905,548

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Sports Authority, Inc. (The) Tranche B Term Loan (b)(f)
11/16/17	0.000%	$1,583,177	$321,907
Total			57,744,320

Supermarkets 0.8%
Albertsons LLC (a)(b)
Tranche B4 Term Loan
08/25/21	4.500%	269,612	271,521
Tranche B5 Term Loan
12/21/22	4.750%	2,992,500	3,022,096
Tranche B6 Term Loan
06/22/23	4.750%	2,162,939	2,185,477
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	2,341,681	1,635,265
Total			7,114,359

Technology 12.6%
Applied Systems, Inc. (a)(b)
1st Lien Term Loan
01/25/21	4.000%	1,817,107	1,819,833
2nd Lien Term Loan
01/24/22	7.500%	989,077	994,952
Avago Technologies Holdings Ltd. Tranche B3 Term Loan (a)(b)
02/01/23	3.535%	7,040,815	7,110,238
Avaya, Inc. (a)(b)
Tranche B6 Term Loan
03/31/18	6.500%	1,950,483	1,657,910
Tranche B7 Term Loan
05/29/20	6.250%	965,081	789,639
BMC Software Finance, Inc. Term Loan (a)(b)
09/10/20	5.000%	4,475,751	4,404,407
CDW LLC Term Loan (a)(b)
08/17/23	3.000%	2,430,037	2,440,024
CSRA, Inc. Tranche B Term Loan (a)(b)
11/28/22	3.750%	1,578,085	1,584,666
Cirque Du Soleil, Inc. 2nd Lien Term Loan (a)(b)
07/10/23	9.250%	3,000,000	2,895,000
CommScope, Inc. Tranche 5 Term Loan (a)(b)
12/29/22	3.750%	1,782,000	1,789,431
Dell International LLC Tranche B Term Loan (a)(b)
09/07/23	4.000%	4,550,000	4,581,077

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Dell Software Term Loan (a)(b)(c)
10/28/22	7.000%	$1,625,000	$1,623,781
EVERTEC Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.250%	1,596,375	1,580,411
First Data Corp. (a)(b)
Term Loan
03/24/21	3.524%	2,478,040	2,487,953
07/08/22	4.274%	3,200,000	3,222,016
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.250%	3,636,886	3,657,362
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	1,213,143	1,208,970
IPC Corp. Tranche B1 1st Lien Term Loan (a)(b)
08/06/21	5.500%	1,965,063	1,853,703
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/28/18	7.000%	3,465,503	3,411,372
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	3,616,800	3,605,190
Informatica Corp. Term Loan (a)(b)
08/05/22	4.500%	2,970,000	2,913,778
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	3,259,263	3,271,486
MA Financeco LLC Tranche B2 Term Loan (a)(b)
11/19/21	4.500%	2,911,661	2,918,940
Micron Technology, Inc. Term Loan (a)(b)
04/26/22	4.290%	3,990,000	4,012,464
Microsemi Corp. Tranche B Term Loan (a)(b)
01/15/23	3.750%	1,121,193	1,130,229
Mitel US Holdings, Inc. Term Loan (a)(b)
04/29/22	5.500%	2,420,381	2,439,550
NXP BV/Funding LLC Tranche F Term Loan (a)(b)
12/07/20	3.405%	1,270,082	1,273,969
ON Semiconductor Corp. Term Loan (a)(b)
03/31/23	3.777%	4,400,000	4,424,200

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
OpenLink International Inc. Term Loan (a)(b)
07/29/19	7.750%	$887,380	$891,817
RP Crown Parent, LLC Term Loan (a)(b)
10/12/23	4.500%	1,125,000	1,124,201
Rackspace Hosting, Inc. Term Loan (a)(b)(c)
11/14/23	5.000%	2,550,000	2,563,158
Riverbed Technology, Inc. Term Loan (a)(b)
04/25/22	5.000%	2,660,102	2,679,787
Rovi Solutions Corp./Guides, Inc. Tranche B Term Loan (a)(b)
07/02/21	3.750%	2,639,250	2,642,549
SCS Holdings I, Inc. 1st Lien Term Loan (a)(b)
10/30/22	6.000%	1,705,618	1,711,298
SS&C European Holdings SARL Tranche B2 Term Loan (a)(b)
07/08/22	4.000%	217,299	218,861
SS&C Technologies, Inc. Tranche B1 Term Loan (a)(b)
07/08/22	4.000%	1,785,532	1,798,370
Science Applications International Corp. Tranche B Term Loan (a)(b)
05/04/22	3.250%	1,607,194	1,617,239
Sensata Technologies BV Term Loan (a)(b)
10/14/21	3.000%	987,469	991,172
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	992,492	913,092
Tranche B Term Loan
04/23/19	4.000%	1,894,858	1,742,094
TTM Technologies, Inc. Tranche B Term Loan (a)(b)
05/31/21	5.250%	2,039,474	2,044,572
TransUnion LLC Tranche B2 Term Loan (a)(b)
04/09/21	3.500%	4,444,444	4,455,556
Uber Technologies, Inc. Term Loan (a)(b)
07/13/23	5.000%	2,775,000	2,794,092
Vantiv LLC Tranche B Term Loan (a)(b)
10/14/23	3.250%	1,379,732	1,387,928
Veritas US, Inc. Tranche B1 Term Loan (a)(b)
01/27/23	6.625%	1,890,500	1,759,942

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Western Digital Corp. Tranche B1 Term Loan (a)(b)
04/29/23	4.500%	$3,431,400	$3,468,150
Zebra Technologies Corp. Term Loan (a)(b)
10/27/21	4.089%	5,177,489	5,225,484
Total			115,131,913

Transportation Services 0.5%
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/22	3.340%	2,834,002	2,852,423
Hertz Corp. (The) Tranche B1 Term Loan (a)(b)
06/30/23	3.500%	1,446,375	1,457,527
Total			4,309,950

Wireless 0.9%
SBA Senior Finance II LLC (a)(b)
Tranche B1 Term Loan
03/24/21	3.340%	1,021,973	1,022,739
Tranche B2 Term Loan
06/10/22	3.340%	3,989,899	3,985,750
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	2,953,850	2,953,850
Total			7,962,339

Wirelines 1.5%
Electric Lightwave Holdings, Inc. (a)(b)
Tranche B1 2nd Lien Term Loan
02/12/21	9.750%	1,764,159	1,694,704
Tranche B1 Term Loan
08/14/20	5.250%	2,623,504	2,608,760
Level 3 Financing, Inc. (a)(b)
Tranche B Term Loan
01/15/20	4.000%	2,000,000	2,009,000
Tranche B3 Term Loan
08/01/19	4.000%	500,000	502,145
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.000%	1,566,818	1,558,013
Windstream Services LLC Tranche B6 Term Loan (a)(b)
03/29/21	4.750%	447,750	448,775
Windstream Services, LLC Tranche B5 Term Loan (a)(b)
08/08/19	3.500%	1,536,550	1,527,423

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
Zayo Group LLC Term Loan (a)(b)
05/06/21	3.750%	$3,086,363	$3,100,745
Total			13,449,565
Total Senior Loans (Cost: $850,646,701)			$828,897,741

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.3%
Diversified Manufacturing 0.1%
Gardner Denver, Inc. (h)
08/15/21	6.875%	1,000,000	980,000

Food and Beverage 0.2%
Dole Food Co, Inc. (h)
05/01/19	7.250%	2,000,000	2,027,500

Gaming 0.1%
Tunica-Biloxi Gaming Authority (f)(h)
11/15/16	0.000%	2,105,000	857,787

Health Care 0.6%
HCA, Inc.
10/01/18	8.000%	960,000	1,064,400
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	2,857,500
Ortho-Clinical Diagnostics, Inc./SA (h)
05/15/22	6.625%	1,000,000	857,500
Quorum Health Corp. (h)
04/15/23	11.625%	1,000,000	725,000
Total			5,504,400

Independent Energy 0.1%
Contura Energy, Inc. (h)
08/01/21	10.000%	604,000	621,365
Linn Energy LLC/Finance Corp. (f)
04/15/20	0.000%	2,000,000	655,000
Total			1,276,365

Media and Entertainment 0.3%
Radio One, Inc. (h)
02/15/20	9.250%	3,000,000	2,700,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging 0.1%
Signode Industrial Group Luxembourg SA/US, Inc. (h)
05/01/22	6.375%	$1,000,000	$1,010,000

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (h)
10/01/20	7.000%	1,000,000	895,000

Retailers 0.1%
Jo-Ann Stores LLC (h)
03/15/19	8.125%	1,182,000	1,176,090

Technology 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (h)
06/15/23	5.450%	2,325,000	2,489,745
06/15/26	6.020%	2,310,000	2,518,027
Total			5,007,772
Total Corporate Bonds & Notes (Cost: $24,049,439)			$21,434,914

Issuer		Shares	Value

Common Stocks 2.4%
CONSUMER DISCRETIONARY 1.0%
Auto Components 0.1%
Delphi Automotive PLC		11,178	$727,352

Automobiles —%
Dayco/Mark IV (i)		2,545	66,170

Diversified Consumer Services —%
Houghton Mifflin Harcourt Co. (i)		18,619	235,530

Household Durables —%
Rhodes Companies LLC (The) (d)(g)(i)		109,053	—

Media 0.9%
Cengage Learning, Inc.		77,986	1,618,210
Dex Media, Inc. (i)		18,060	41,990
Media News Group (i)		10,513	315,390
MGM Holdings II, Inc. (i)		68,207	5,633,489
Star Tribune Co. (The) (d)(g)(i)		1,098	—
Tribune Media Co.		29,872	973,827

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
tronc, Inc.	4,413	$53,088
Total		8,635,994
TOTAL CONSUMER DISCRETIONARY		9,665,046
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Arch Coal, Inc. (i)	36,309	2,664,354
TOTAL ENERGY		2,664,354
FINANCIALS —%
Capital Markets —%
RCS Capital Corp. (i)	48,037	360,278
TOTAL FINANCIALS		360,278
INFORMATION TECHNOLOGY —%
Software —%
Physical Eagle Topco Ltd. (d)(g)(i)	194,303	—
TOTAL INFORMATION TECHNOLOGY		—
MATERIALS 0.9%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	91,857	7,307,224
Metals & Mining 0.1%
Aleris International, Inc. (i)	16,833	555,489
TOTAL MATERIALS		7,862,713
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (i)	15,044	308,703
TOTAL TELECOMMUNICATION SERVICES		308,703
UTILITIES 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Contura Energy, Inc. (i)	17,607	1,092,664

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers (continued)
Templar Energy LLC (i)	54,590	$354,833
Total		1,447,497
TOTAL UTILITIES		1,447,497
Total Common Stocks (Cost: $14,685,947)		$22,308,591

Preferred Stocks —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Contura/Alpha Natural Resources, Inc. Holding Co. (i)	13,080	$39,240
Contura/Alpha Natural Resources, Inc. ReorgCo. (i)	13,080	$156,960
Total		196,200
TOTAL ENERGY		196,200
Total Preferred Stocks (Cost: $71,940)		$196,200

	Shares	Value

Fixed-Income Funds 0.5%
Floating Rate 0.1%
Nuveen Floating Rate Income Fund	35,589	396,817
High Yield 0.2%
Blackstone/GSO Strategic Credit Fund	146,297	2,154,955
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	1,917,763
Total Fixed-Income Funds (Cost: $5,181,831)		$4,469,535

Money Market Funds 8.9%
Columbia Short-Term Cash Fund, 0.463% (j)(k)	81,269,256	81,269,256
Total Money Market Funds (Cost: $81,269,256)		$81,269,256
Total Investments
(Cost: $975,905,114) (l)		$958,576,237(m)
Other Assets & Liabilities, Net		(42,182,385)
Net Assets		$916,393,852

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Negligible market value.
(e)	Represents fractional shares.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2016, the value of these securities amounted to $2,929,744, which represents 0.32% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2016, the value of these securities amounted to $447,581, which represents 0.05% of net assets.

(h)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $16,858,014 or 1.84% of net assets.

(i)	Non-income producing investment.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	46,834,781	122,538,508	(88,104,122)	89	81,269,256	79,696	81,269,256

(l)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $975,905,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,098,000
Unrealized Depreciation	(34,427,000)
Net Unrealized Depreciation	$(17,329,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Senior Loans	—	780,929,588	47,968,153		828,897,741
Corporate Bonds & Notes	—	21,434,914	—		21,434,914
Common Stocks
Consumer Discretionary	1,989,797	7,359,859	315,390		9,665,046
Energy	2,664,354	—	—		2,664,354
Financials	—	360,278	—		360,278
Information Technology	—	—	0	(a)	0	(a)
Materials	7,307,224	—	555,489		7,862,713
Telecommunication Services	308,703	—	—		308,703
Utilities	—	1,447,497	—		1,447,497
Total Common Stocks	12,270,078	9,167,634	870,879		22,308,591
Preferred Stocks
Energy	—	196,200	—		196,200
Fixed-Income Funds	4,469,535	—	—		4,469,535

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	81,269,256
Total Investments	16,739,613	811,728,336	48,839,032	958,576,237

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Corporate Bonds & Notes ($)	Common Stocks ($)	Total ($)
Balance as of July 31, 2016	71,793,306	543,600	341,673	72,678,579
Increase (decrease) in accrued discounts/premiums	(8,589)	—	—	(8,589)
Realized gain (loss)	(1,303,695)	—	—	(1,303,695)
Change in unrealized appreciation (depreciation)(a)	2,074,070	—	49,466	2,123,536
Sales	(4,093,483)	—	—	(4,093,483)
Purchases	2,912,277	—	—	2,912,277
Transfers into Level 3	13,738,055	—	479,740	14,217,795
Transfers out of Level 3	(37,143,788)	(543,600)	—	(37,687,388)
Balance as of October 31, 2016	47,968,153	—	870,879	48,839,032

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2016 was $786,103, which is comprised of Senior Loans of $736,637 and Common Stocks of $49,466.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 49.2%

ARGENTINA 0.1%

Banco Macro SA, ADR	3,078	$234,636
Globant SA (a)	8,757	380,930
MercadoLibre, Inc.	1,039	174,562
Total		790,128

AUSTRALIA 0.4%

Macquarie Group Ltd.	21,745	1,314,473
National Australia Bank Ltd.	58,302	1,237,602
Total		2,552,075

BELGIUM 0.1%

KBC Group NV (a)	11,465	698,633

BRAZIL 0.4%

AmBev SA, ADR	102,831	606,703
BB Seguridade Participacoes SA	28,300	283,709
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	72,100	423,520
Fleury SA	26,500	351,175
Itaú Unibanco Holding SA, ADR	23,100	275,583
Multiplus SA	17,100	232,714
Ultrapar Participacoes SA	14,800	336,524
Total		2,509,928

CANADA 0.4%

Suncor Energy, Inc.	78,030	2,342,461

CHINA 2.0%

58.Com, Inc., ADR (a)	33,248	1,391,429
AAC Technologies Holdings, Inc.	27,000	257,255
Alibaba Group Holding Ltd., ADR (a)	19,536	1,986,616
ANTA Sports Products Ltd.	111,000	320,104
Baidu, Inc., ADR (a)	2,070	366,100
China Biologic Products, Inc. (a)	3,307	390,590
China Mobile Ltd.	84,500	968,065
Ctrip.com International Ltd., ADR (a)	20,537	906,709
New Oriental Education & Technology Group, Inc., ADR (a)	4,613	231,250
Ping An Insurance Group Co. of China Ltd., Class H	172,000	905,325
Shenzhou International Group Holdings Ltd.	149,000	986,916
Spring Airlines Co., Ltd., Class A	49,200	314,082
Tencent Holdings Ltd.	126,100	3,341,945
Vipshop Holdings Ltd., ADR (a)	15,862	216,833
Total		12,583,219

Issuer	Shares	Value

Common Stocks (continued)

DENMARK 0.3%
Novo Nordisk A/S, Class B	12,588	$450,328
Royal UNIBREW A/S	22,753	1,064,479
Total		1,514,807

FINLAND 0.3%

UPM-Kymmene OYJ	80,153	1,865,345

FRANCE 1.8%

Aperam SA	26,442	1,201,561
AXA SA	100,003	2,254,298
BNP Paribas SA	39,780	2,307,444
Casino Guichard Perrachon SA	24,845	1,236,313
CNP Assurances	32,313	559,919
Sanofi	25,825	2,011,673
VINCI SA	19,996	1,448,301
Total		11,019,509

GERMANY 1.0%

Allianz SE, Registered Shares	13,889	2,165,025
BASF SE	13,366	1,178,204
Continental AG	7,899	1,513,546
Duerr AG	21,043	1,568,487
Total		6,425,262

HONG KONG 0.3%

AIA Group Ltd.	112,000	704,593
Techtronic Industries Co., Ltd.	246,500	926,137
Total		1,630,730

INDIA 1.0%

Asian Paints Ltd.	16,281	262,271
Bharat Petroleum Corp., Ltd.	68,346	686,198
Britannia Industries Ltd.	7,042	349,736
Dish TV India Ltd. (a)	537,377	805,234
Eicher Motors Ltd.	2,424	872,211
Indraprastha Gas Ltd.	24,079	309,248
IndusInd Bank Ltd.	28,733	514,701
ITC Ltd.	114,745	415,476
Natco Pharma Ltd.	21,075	188,212
Syngene International Ltd.	26,323	228,697
UPL Ltd.	90,983	949,906
Zee Entertainment Enterprises Ltd.	33,127	257,251
Total		5,839,141

INDONESIA 0.4%

PT Ace Hardware Indonesia Tbk	5,866,900	384,075
PT Bank Central Asia Tbk	148,400	176,439

Issuer	Shares	Value

Common Stocks (continued)

INDONESIA (CONTINUED)

PT Bank Rakyat Indonesia Persero Tbk	864,900	$807,617
PT Matahari Department Store Tbk	250,700	345,731
PT Telekomunikasi Indonesia Persero Tbk	1,627,000	525,316
Total		2,239,178

IRELAND 0.8%

Amarin Corp. PLC, ADR (a)	39,877	124,416
Ingersoll-Rand PLC	26,730	1,798,662
Medtronic PLC	34,894	2,862,006
Total		4,785,084

ISRAEL 0.3%

Bank Hapoalim BM	100,386	579,346
Bezeq Israeli Telecommunication Corp., Ltd. (The)	816,933	1,484,249
Total		2,063,595

ITALY 0.3%

Ei Towers SpA (a)	27,927	1,318,246
Esprinet SpA	101,964	755,534
Total		2,073,780

JAPAN 5.2%

CyberAgent, Inc.	49,486	1,437,696
CYBERDYNE, Inc. (a)	19,000	285,121
Daiichikosho Co., Ltd.	21,900	952,038
Daito Trust Construction Co., Ltd.	2,700	452,463
Dexerials Corp. (a)	89,900	721,812
Fuji Heavy Industries Ltd.	53,800	2,102,316
Hitachi Capital Corp.	56,300	1,255,908
Hoya Corp.	23,700	988,859
Invincible Investment Corp.	1,536	744,637
ITOCHU Corp.	125,000	1,578,587
KDDI Corp.	37,800	1,148,862
Keyence Corp.	900	659,782
Koito Manufacturing Co., Ltd.	11,900	624,773
Matsumotokiyoshi Holdings Co., Ltd.	35,000	1,803,141
Miraca Holdings, Inc.	29,600	1,428,975
Mitsubishi UFJ Financial Group, Inc.	201,800	1,041,250
Mitsui Chemicals, Inc.	215,000	1,058,801
Nakanishi, Inc.	14,500	518,820
Nippon Telegraph & Telephone Corp.	33,500	1,485,284
Nishi-Nippon Financial Holdings, Inc. (a)	64,000	637,132
ORIX Corp.	115,900	1,836,598
Shinmaywa Industries Ltd.	185,000	1,431,995

Issuer	Shares	Value

Common Stocks (continued)

JAPAN (CONTINUED)

Sony Corp.	43,200	$1,361,588
Starts Corp., Inc.	45,700	847,562
Sumitomo Mitsui Financial Group, Inc.	34,100	1,182,305
Takuma Co., Ltd.	149,000	1,369,736
Tanseisha Co., Ltd.	109,300	822,039
Toyota Motor Corp.	18,100	1,049,922
Trancom Co., Ltd.	15,500	901,819
Tsukui Corp.	52,400	343,624
Total		32,073,445

LATVIA —%

CLIO Cosmetics Co., Ltd. (a)(b)	4,228	151,495

MALAYSIA —%

MyEg Services Bhd	438,000	254,300

MALTA —%

BGP Holdings PLC (a)	581,000	1

MEXICO 0.1%

Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	24,148	461,468
Grupo Financiero Banorte SAB de CV, Class O	66,700	393,474
Total		854,942

NETHERLANDS 1.1%

ING Groep NV	141,171	1,858,871
Koninklijke Ahold Delhaize NV	83,347	1,902,622
Mobileye NV (a)	17,420	647,676
Refresco Group NV	90,490	1,321,161
TKH Group NV	24,651	949,287
Total		6,679,617

NORWAY 0.7%

Atea ASA	79,287	710,117
BW LPG Ltd.	354,694	1,144,486
Kongsberg Automotive ASA (a)	1,608,231	1,329,430
Spectrum ASA (a)	55,880	175,844
Tanker Investments Ltd. (a)	149,581	812,866
Total		4,172,743

PAKISTAN 0.1%

DG Khan Cement Co., Ltd.	195,000	319,187

Issuer	Shares	Value

Common Stocks (continued)

PANAMA —%

Banco Latinoamericano de Comercio Exterior SA, Class E	4,745	$127,973

PERU 0.1%

Credicorp Ltd.	2,187	325,163

PHILIPPINES 0.2%

GT Capital Holdings, Inc.	17,875	483,107
Jollibee Foods Corp.	67,700	332,477
Metropolitan Bank & Trust Co.	262,852	441,430
Security Bank Corp.	25,030	113,941
Total		1,370,955

PORTUGAL —%

Banco Espirito Santo SA, Registered Shares (a)	641,287	21,119

PUERTO RICO —%

EVERTEC, Inc.	9,825	148,849

RUSSIAN FEDERATION 0.7%

Lukoil PJSC, ADR	14,480	704,162
Moscow Exchange MICEX-Rights PJSC	429,530	790,686
Sberbank of Russia PJSC, ADR	47,173	447,672
X5 Retail Group NV GDR, Registered Shares (a)(c)	55,656	1,660,775
Yandex NV, Class A (a)	46,013	905,996
Total		4,509,291

SINGAPORE 0.3%

Broadcom Ltd.	4,933	839,991
DBS Group Holdings Ltd.	78,600	847,207
Total		1,687,198

SOUTH AFRICA 0.4%

AVI Ltd.	79,065	555,647
Naspers Ltd., Class N	8,471	1,419,754
SPAR Group Ltd. (The)	24,322	344,526
Total		2,319,927

SOUTH KOREA 1.3%

AMOREPACIFIC Corp.	1,468	459,923
Caregen Co., Ltd.	2,593	213,981
Coway Co., Ltd.	3,862	302,100
GS Home Shopping, Inc.	3,689	566,476
Hugel, Inc. (a)	839	251,229

Issuer	Shares	Value

Common Stocks (continued)

SOUTH KOREA (CONTINUED)

Hyundai Home Shopping Network Corp.	8,405	$833,705
KT&G Corp.	3,409	336,230
LIG Nex1 Co., Ltd.	4,583	295,869
Samsung Biologics Co., Ltd. (a)(b)	1,494	177,570
Samsung Electronics Co., Ltd.	1,697	2,427,267
SK Hynix, Inc.	15,877	567,867
Youngone Corp.	53,015	1,487,856
Total		7,920,073

SPAIN 0.6%

ACS Actividades de Construccion y Servicios SA	66,596	2,041,844
Endesa SA	84,774	1,802,120
Total		3,843,964

SWEDEN 0.7%

Granges AB	121,718	1,182,526
Hemfosa Fastigheter AB	156,119	1,469,209
Nordea Bank AB	135,087	1,420,095
Total		4,071,830

SWITZERLAND 1.1%

Autoneum Holding AG	3,821	1,011,674
Nestlé SA, Registered Shares	23,888	1,732,064
Novartis AG, Registered Shares	14,059	1,000,206
Roche Holding AG, Genusschein Shares	9,866	2,268,218
Wizz Air Holdings PLC (a)	41,797	773,021
Total		6,785,183

TAIWAN 0.5%

Advanced Semiconductor Engineering, Inc.	197,000	231,471
eMemory Technology, Inc.	27,000	286,043
Largan Precision Co., Ltd.	5,000	589,876
Taiwan Paiho., Ltd.	76,000	258,340
Taiwan Semiconductor Manufacturing Co., Ltd.	243,530	1,461,510
Voltronic Power Technology Corp.	18,900	283,394
Total		3,110,634

THAILAND 0.4%

Mega Lifesciences PCL, Foreign Registered Shares	594,500	398,792
Muangthai Leasing PCL, Foreign Registered Shares (a)	659,200	353,784
PTT PCL, Foreign Registered Shares	86,300	849,736

Issuer	Shares	Value

Common Stocks (continued)

THAILAND (CONTINUED)

Siam Commercial Bank PCL (The), Foreign Registered Shares	210,500	$861,860
Total		2,464,172

UNITED KINGDOM 2.7%

AstraZeneca PLC	13,598	763,625
Cardtronics PLC, Class A (a)	3,950	197,500
Crest Nicholson Holdings PLC	186,877	930,733
GlaxoSmithKline PLC	26,828	531,475
HSBC Holdings PLC	103,332	779,360
Inchcape PLC	161,203	1,283,518
Intermediate Capital Group PLC	96,800	717,416
John Wood Group PLC	175,229	1,649,354
Legal & General Group PLC	591,960	1,517,227
Paysafe Group PLC (a)	323,565	1,714,870
Plus500 Ltd.	155,443	1,176,773
Reckitt Benckiser Group PLC	11,094	993,037
Royal Dutch Shell PLC, Class B	147,468	3,817,595
Vodafone Group PLC	211,365	581,582
Total		16,654,065

UNITED STATES 23.1%

AbbVie, Inc.	29,160	1,626,545
ACCO Brands Corp. (a)	1,054	11,699
AdvancePierre Foods Holdings, Inc.	51,125	1,429,455
Aerie Pharmaceuticals, Inc. (a)	12,903	429,025
Aetna, Inc.	19,323	2,074,324
Alder Biopharmaceuticals, Inc. (a)	2,515	60,989
Alexion Pharmaceuticals, Inc. (a)	11,464	1,496,052
Alkermes PLC (a)	3,282	165,446
Alphabet, Inc., Class A (a)	2,244	1,817,416
Alphabet, Inc., Class C (a)	4,551	3,570,442
Altria Group, Inc.	39,866	2,635,940
Amazon.com, Inc. (a)	4,424	3,494,164
American Eagle Outfitters, Inc.	5,350	91,164
American Equity Investment Life Holding Co.	5,648	101,269
American Tower Corp.	15,980	1,872,696
Amkor Technology, Inc. (a)	18,810	174,369
Analogic Corp.	760	62,206
Angiodynamics, Inc. (a)	2,634	41,986
Apple, Inc.	50,960	5,785,998
Applied Industrial Technologies, Inc.	3,540	179,832
ArcBest Corp.	4,490	89,351
Archrock, Inc.	6,700	77,720
Argan, Inc.	550	31,268
ARIAD Pharmaceuticals, Inc. (a)	4,020	35,054

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Arlington Asset Investment Corp., Class A	8,715	$124,450
Armada Hoffler Properties, Inc.	2,800	37,604
Arrowhead Pharmaceuticals, Inc. (a)	11,790	68,382
Ascent Resources, Class B (a)(b)	195,286	1,953
Ashford Hospitality Prime, Inc.	2,450	31,752
Aspen Technology, Inc. (a)	4,507	221,925
Atwood Oceanics, Inc.	19,520	148,938
Banc of California, Inc.	10,477	139,344
Benchmark Electronics, Inc. (a)	7,500	188,625
Berkshire Hathaway, Inc., Class B (a)	24,433	3,525,682
Big Lots, Inc.	3,525	152,985
Biogen, Inc. (a)	4,234	1,186,282
BioMarin Pharmaceutical, Inc. (a)	7,268	585,219
BlackRock, Inc.	5,548	1,893,200
Bloomin’ Brands, Inc.	4,850	83,905
bluebird bio, Inc. (a)	5,629	268,785
BofI Holding, Inc. (a)	8,450	157,423
Brady Corp., Class A	4,750	157,225
Capella Education Co.	2,425	177,267
Carlisle Companies, Inc.	12,644	1,325,723
Carpenter Technology Corp.	861	27,216
Cato Corp. (The), Class A	4,121	122,270
CBL & Associates Properties, Inc.	14,600	156,220
Central Pacific Financial Corp.	7,075	181,332
Cheesecake Factory, Inc. (The)	1,425	75,796
Chemed Corp.	940	132,935
Chemtura Corp. (a)	1,995	65,436
Chesapeake Lodging Trust	950	20,625
Chesapeake Utilities Corp.	2,210	141,550
Children’s Place, Inc. (The)	2,165	164,432
Cisco Systems, Inc.	112,342	3,446,653
Citigroup, Inc.	51,660	2,539,089
Citizens Financial Group, Inc.	80,200	2,112,468
Coherus Biosciences, Inc. (a)	1,485	40,615
Comcast Corp., Class A	53,414	3,302,053
CommVault Systems, Inc. (a)	1,210	64,735
Continental Building Product (a)	7,045	144,070
Convergys Corp.	4,250	124,100
Cooper Tire & Rubber Co.	3,160	116,130
Cooper-Standard Holding, Inc. (a)	1,130	103,135
CorEnergy Infrastructure Trust, Inc.	577	15,625
Coresite Realty Corp.	2,300	169,602
Cowen Group, Inc., Class A (a)	7,445	24,196
CSG Systems International, Inc.	3,389	128,884
Curtiss-Wright Corp.	2,080	186,410
Customers Bancorp, Inc. (a)	5,665	153,352
CVS Health Corp.	24,918	2,095,604

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

CYS Investments, Inc.	19,220	$165,676
Dana, Inc.	10,745	166,333
Dean Foods Co.	10,085	184,152
Denny’s Corp. (a)	7,630	79,123
Diodes, Inc. (a)	2,165	44,837
Diplomat Pharmacy, Inc. (a)	4,200	97,314
DISH Network Corp., Class A (a)	24,964	1,461,892
Drew Industries, Inc.	1,870	167,458
Duke Realty Corp.	59,740	1,562,201
DuPont Fabros Technology, Inc.	4,225	172,422
Dynavax Technologies Corp. (a)	4,080	37,740
EarthLink Holdings Corp.	24,635	140,912
Eastman Chemical Co.	22,831	1,641,777
Edison International	22,290	1,637,869
Electronic Arts, Inc. (a)	19,476	1,529,256
EMCOR Group, Inc.	3,019	182,529
Energy Recovery, Inc. (a)	11,538	140,879
EnerSys	2,886	187,965
Entegris, Inc. (a)	10,100	160,590
EOG Resources, Inc.	18,558	1,678,014
Essent Group Ltd. (a)	6,450	170,538
Exxon Mobil Corp.	46,930	3,910,208
Facebook, Inc., Class A (a)	28,759	3,767,141
FCB Financial Holdings, Inc., Class A (a)	240	8,952
Ferro Corp. (a)	11,400	147,744
Finish Line, Inc., Class A (The)	1,100	21,659
First BanCorp (a)	7,615	39,065
Flagstar Bancorp, Inc. (a)	6,250	171,437
Flex Pharma, Inc. (a)	39,444	191,698
Forward Air Corp.	150	6,198
Francesca’s Holdings Corp. (a)	8,500	136,595
Fulton Financial Corp.	2,200	32,780
Gannett Co., Inc.	15,800	122,766
General Communication, Inc., Class A (a)	7,930	125,611
Genesco, Inc. (a)	2,089	112,388
Gibraltar Industries, Inc. (a)	4,400	171,160
Global Brass & Copper Holdings, Inc.	4,935	141,634
Globus Medical, Inc., Class A (a)	2,450	54,219
Greenbrier Companies, Inc. (The)	5,050	159,075
Halliburton Co.	33,170	1,525,820
Halozyme Therapeutics, Inc. (a)	3,545	30,593
Halyard Health, Inc. (a)	4,600	148,810
Hawaiian Holdings, Inc. (a)	4,175	187,979
Heritage Insurance Holdings, Inc.	9,160	107,996
Home Depot, Inc. (The)	23,139	2,823,189
HomeStreet, Inc. (a)	5,495	151,387

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Honeywell International, Inc.	20,410	$2,238,569
Huron Consulting Group, Inc. (a)	2,840	159,182
Iberiabank Corp.	1,630	107,010
IDACORP, Inc.	1,010	79,174
Impax Laboratories, Inc. (a)	5,625	113,063
INC Research Holdings, Inc. Class A (a)	3,746	171,192
Incyte Corp. (a)	1,292	112,365
Innophos Holdings, Inc.	1,040	47,674
Innospec, Inc.	3,075	185,269
Insight Enterprises, Inc. (a)	2,758	79,403
Insmed, Inc. (a)	11,845	153,748
Insperity, Inc.	1,230	92,496
Insys Therapeutics, Inc. (a)	5,175	55,942
International Bancshares Corp.	5,210	160,728
Invesco Ltd.	50,110	1,407,590
Invesco Mortgage Capital, Inc.	7,500	111,975
Isle of Capri Casinos, Inc. (a)	6,845	143,745
j2 Global, Inc.	2,870	204,200
JPMorgan Chase & Co.	46,876	3,246,632
KCG Holdings, Inc., Class A (a)	10,370	132,321
Keryx Biopharmaceuticals, Inc. (a)	16,040	72,340
Kindred Healthcare, Inc.	200	1,970
Kite Pharma, Inc. (a)	970	42,961
Knoll, Inc.	1,350	29,214
L-3 Communications Holdings, Inc.	11,130	1,524,142
La-Z-Boy, Inc.	1,350	31,590
Laboratory Corp. of America Holdings (a)	11,415	1,430,756
Lam Research Corp.	15,905	1,540,558
Leidos Holdings, Inc.	38,236	1,589,471
Lexington Realty Trust	14,500	147,030
Ligand Pharmaceuticals, Inc. (a)	1,285	123,013
Lockheed Martin Corp.	8,484	2,090,288
LogMeIn, Inc.	195	18,525
Luxoft Holding, Inc. (a)	5,094	269,982
Lydall, Inc. (a)	260	12,155
Magellan Health, Inc. (a)	911	46,871
Maiden Holdings Ltd.	12,175	166,189
Masimo Corp. (a)	3,045	167,475
MasterCard, Inc., Class A	21,096	2,257,694
Materion Corp.	1,285	38,936
Mentor Graphics Corp.	7,225	208,802
Methode Electronics, Inc.	3,174	99,029
MGIC Investment Corp. (a)	23,485	191,638
Microsoft Corp.	86,491	5,182,541
Molina Healthcare, Inc. (a)	2,991	162,740
Morgan Stanley	57,540	1,931,618

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Movado Group, Inc.	6,490	$143,104
MRC Global, Inc. (a)	1,041	15,344
MTS Systems Corp.	260	12,363
Mueller Industries, Inc.	2,715	82,237
National General Holdings Corp.	2,280	46,854
National Storage Affiliates Trust	975	19,091
NCI Building Systems, Inc. (a)	7,300	105,120
Nelnet, Inc., Class A	4,095	160,442
NETGEAR, Inc. (a)	3,395	171,447
NeuStar, Inc., Class A (a)	4,403	98,847
New York Times Co. (The), Class A	13,390	145,951
Northwest Natural Gas Co.	1,476	86,789
OraSure Technologies, Inc. (a)	12,600	94,626
Ormat Technologies, Inc.	2,050	98,872
Orthofix International NV (a)	3,860	141,469
Palo Alto Networks, Inc. (a)	4,490	690,697
Papa John’s International, Inc.	860	64,887
PDC Energy, Inc. (a)	2,490	152,712
PepsiCo, Inc.	26,989	2,893,221
PetMed Express, Inc.	380	7,551
PG&E Corp.	34,304	2,130,964
Philip Morris International, Inc.	24,624	2,374,739
Pier 1 Imports, Inc.	22,499	96,971
Piper Jaffray Companies (a)	2,200	124,410
Portland General Electric Co.	1,019	44,469
Pra Health Sciences, Inc. (a)	3,312	176,265
Progress Software Corp. (a)	2,500	67,275
PS Business Parks, Inc.	1,551	170,284
Puma Biotechnology, Inc. (a)	5,235	200,500
PVH Corp.	11,975	1,281,085
Quad/Graphics, Inc.	6,475	153,846
Qualys, Inc. (a)	2,725	101,506
Quotient Ltd. (a)	98,734	534,151
Ra Pharmaceuticals, Inc. (a)	2,238	28,758
Radian Group, Inc.	14,380	195,424
Rayonier Advanced Materials, Inc.	12,550	162,271
Redwood Trust, Inc.	3,000	42,180
RetailMeNot, Inc. (a)	14,610	132,220
REX American Resources Corp. (a)	2,067	163,272
RLJ Lodging Trust	4,380	86,374
Rogers Corp. (a)	450	24,494
RPX Corp. (a)	13,915	135,810
Ruth’s Hospitality Group, Inc.	8,755	138,767
Ryman Hospitality Properties, Inc.	2,920	147,226
Sage Therapeutics, Inc. (a)	930	40,492
Salesforce.com, Inc. (a)	21,150	1,589,634
Sanderson Farms, Inc.	1,955	175,911
Sanmina Corp. (a)	6,515	180,140

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Schnitzer Steel Industries, Inc., Class A	7,100	$171,465
Select Income REIT	3,732	92,330
Semtech Corp. (a)	518	12,536
Silicon Laboratories, Inc. (a)	850	50,958
Simon Property Group, Inc.	9,460	1,759,182
SJW Corp.	3,550	180,091
Southwest Gas Corp.	2,720	197,091
Spark Therapeutics, Inc. (a)	1,535	72,160
SpartanNash Co.	4,715	132,020
Summit Hotel Properties, Inc.	12,850	166,921
Sunstone Hotel Investors, Inc.	4,754	59,710
Super Micro Computer, Inc. (a)	3,291	77,997
Superior Industries International, Inc.	5,200	127,400
Supernus Pharmaceuticals, Inc. (a)	5,280	104,544
SUPERVALU, Inc. (a)	23,485	100,751
Sykes Enterprises, Inc. (a)	3,900	104,286
Synaptics, Inc. (a)	3,094	161,259
SYNNEX Corp.	1,330	136,378
Syntel, Inc.	1,025	20,603
SYSCO Corp.	29,730	1,430,608
TESARO, Inc. (a)	2,316	279,958
Thermo Fisher Scientific, Inc.	14,773	2,172,074
TJX Companies, Inc. (The)	28,795	2,123,631
Trinseo SA	3,465	181,739
Triple-S Management Corp., Class B (a)	6,125	126,665
TTM Technologies, Inc. (a)	3,800	49,970
Ultragenyx Pharmaceutical, Inc. (a)	4,128	243,511
United Continental Holdings, Inc. (a)	33,720	1,896,076
United Parcel Service, Inc., Class B	17,634	1,900,240
Universal Display Corp. (a)	6,070	313,819
Universal Forest Products, Inc.	1,820	156,502
Universal Insurance Holdings, Inc.	7,263	154,702
Usana Health Sciences, Inc. (a)	405	52,043
VASCO Data Security International, Inc. (a)	3,200	44,000
Vertex Pharmaceuticals, Inc. (a)	10,123	767,931
Wabash National Corp. (a)	12,015	135,169
Walker & Dunlop, Inc. (a)	6,155	148,151
Washington Federal, Inc.	7,405	201,786
Washington Prime Group, Inc.	14,800	155,252
Western Refining, Inc.	6,900	199,065
Windstream Holdings, Inc.	12,800	100,480
Xcerra Corp. (a)	12,937	71,283

Issuer		Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Zimmer Biomet Holdings, Inc.		16,580	$1,747,532
Total			142,281,930
Total Common Stocks (Cost: $286,912,355)			$303,080,931

Convertible Preferred Stocks 0.2%

UNITED STATES 0.2%

Hess Corp., 8.000%		21,280	1,258,712

Total Convertible Preferred Stocks (Cost: $1,184,343)			$1,258,712

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.0%

AUSTRALIA 0.2%

Woodside Finance Ltd. (c)
03/05/25	3.650%	1,000,000	$1,002,580

BRAZIL 0.1%

Vale Overseas Ltd.
11/21/36	6.875%	500,000	504,225

CANADA 1.3%

Barrick Gold Corp.
04/01/42	5.250%	1,000,000	1,095,030
Canadian Natural Resources Ltd.
11/15/21	3.450%	750,000	772,603
Cenovus Energy, Inc.
09/15/42	4.450%	1,250,000	1,095,690
EnCana Corp.
11/15/21	3.900%	1,000,000	1,011,800
Glencore Finance Canada Ltd. (c)(e)
10/25/42	5.550%	1,750,000	1,701,875
Rogers Communications, Inc.
12/15/25	3.625%	470,000	499,718
Teck Resources Ltd.
02/01/43	5.400%	1,000,000	902,500
TransAlta Corp.
06/03/17	1.900%	500,000	499,431
Transcanada Trust Junior Subordinated (e)
08/15/76	5.875%	475,000	508,250
Total			8,086,897

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

GERMANY 0.1%

Deutsche Bank AG
08/20/20	2.950%	$750,000	$733,240

IRELAND 0.1%

AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	750,000	779,625

NETHERLANDS 0.1%

Teva Pharmaceutical Finance III BV
07/21/23	2.800%	560,000	551,063

UNITED KINGDOM 0.5%

Barclays PLC
01/12/26	4.375%	1,000,000	1,028,991
Lloyds Banking Group PLC
Subordinated
03/24/26	4.650%	575,000	591,834
Lloyds Banking Group PLC (e)
Junior Subordinated
12/31/49	7.500%	250,000	257,500
Royal Bank of Scotland Group PLC
04/05/26	4.800%	1,000,000	1,019,431
Total			2,897,756

UNITED STATES 8.6%

21st Century Fox America, Inc.
10/15/45	4.950%	1,000,000	1,097,760
AT&T, Inc.
02/17/23	3.600%	500,000	514,784
02/17/26	4.125%	610,000	638,624
06/15/44	4.800%	500,000	492,247
Alabama Power Co.
01/02/46	4.300%	415,000	450,960
Ally Financial, Inc.
05/19/22	4.625%	250,000	255,625
American International Group, Inc.
03/01/21	3.300%	365,000	381,574
07/10/25	3.750%	680,000	709,879
Anadarko Petroleum Corp.
09/15/17	6.375%	95,000	98,943
03/15/26	5.550%	295,000	335,354
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	1,275,000	1,330,706
02/01/36	4.700%	1,240,000	1,374,586
Apple, Inc.
02/23/46	4.650%	850,000	936,822
08/04/46	3.850%	445,000	433,335
Arizona Public Service Co.
11/15/45	4.350%	135,000	150,051

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

BAE Systems Holdings, Inc. (c)
12/15/25	3.850%	$1,000,000	$1,059,301
Boston Properties LP
02/01/26	3.650%	725,000	750,371
CMS Energy Corp.
11/15/25	3.600%	95,000	99,932
CSX Corp.
03/15/18	6.250%	500,000	534,412
Citigroup, Inc. Subordinated
07/25/28	4.125%	1,500,000	1,537,275
Columbia Pipeline Group, Inc.
06/01/45	5.800%	1,000,000	1,184,908
ConocoPhillips Co.
11/15/21	2.875%	1,000,000	1,027,518
Discover Bank
07/27/26	3.450%	1,000,000	1,000,670
Dominion Resources, Inc.
10/01/25	3.900%	65,000	69,298
Dow Chemical Co. (The)
11/15/41	5.250%	1,000,000	1,099,433
ERAC U.S.A. Finance LLC (c)
11/01/25	3.800%	640,000	678,413
Energy Transfer Partners LP
03/15/45	5.150%	1,250,000	1,163,885
Express Scripts Holding Co.
02/25/21	3.300%	225,000	235,561
02/25/26	4.500%	750,000	803,495
Exxon Mobil Corp.
03/01/46	4.114%	610,000	658,246
FirstEnergy Transmission LLC (c)
07/15/44	5.450%	500,000	551,676
Ford Motor Credit Co. LLC
01/08/19	2.943%	1,090,000	1,112,128
General Motors Co.
10/02/43	6.250%	250,000	286,249
04/01/45	5.200%	500,000	509,791
04/01/46	6.750%	255,000	312,950
Goldman Sachs Group, Inc. (The)
02/25/21	2.875%	1,500,000	1,534,350
Goldman Sachs Group, Inc. (The) (e)
10/28/27	2.640%	1,000,000	1,001,850
Halliburton Co.
08/01/43	4.750%	500,000	523,935
11/15/45	5.000%	575,000	628,215
Hess Corp.
08/15/31	7.300%	484,000	566,654
Hewlett Packard Enterprise Co. (c)
10/15/45	6.350%	1,250,000	1,292,841

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Indiana Michigan Power Co.
03/15/46	4.550%	$1,500,000	$1,624,474
Kellogg Co.
04/01/46	4.500%	1,500,000	1,557,880
Kinder Morgan Energy Partners LP
11/01/42	4.700%	750,000	695,869
L-3 Communications Corp.
05/28/24	3.950%	1,250,000	1,309,426
Lockheed Martin Corp.
05/15/36	4.500%	460,000	515,115
05/15/46	4.700%	315,000	357,234
Loews Corp.
04/01/26	3.750%	195,000	204,851
Macys Retail Holdings, Inc.
01/15/21	3.450%	775,000	802,137
Marathon Petroleum Corp.
12/15/45	5.850%	1,000,000	1,008,806
McDonald’s Corp.
12/09/45	4.875%	805,000	901,218
MetLife, Inc.
05/13/46	4.600%	250,000	271,223
MetLife, Inc. (e)
Junior Subordinated
12/31/49	5.250%	750,000	764,062
Microsoft Corp.
08/08/56	3.950%	1,000,000	976,146
Murphy Oil Corp. (e)
12/01/17	3.500%	250,000	252,026
12/01/22	0.000%	500,000	474,365
Noble Holding International Ltd.
03/15/42	5.250%	750,000	423,750
Noble Holding International Ltd. (e)
04/01/45	8.200%	675,000	454,781
Plains All American Pipeline LP/Finance Corp.
01/31/43	4.300%	1,250,000	1,056,775
Procter & Gamble Co. (The)
02/02/21	1.850%	310,000	313,079
Regions Financial Corp.
02/08/21	3.200%	1,500,000	1,555,137
Sempra Energy
11/15/20	2.850%	330,000	339,646
10/15/39	6.000%	500,000	626,606
Synchrony Financial
01/15/19	2.600%	490,000	495,845
07/23/25	4.500%	500,000	523,545
08/04/26	3.700%	1,000,000	985,105
Transcontinental Gas Pipe Line Co. LLC (c)
02/01/26	7.850%	595,000	754,440
Union Pacific Corp.
03/01/46	4.050%	1,500,000	1,582,374
Verizon Communications, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
11/01/42	3.850%	$1,000,000	$920,071
08/21/54	5.012%	250,000	257,781
Wells Fargo & Co. Junior Subordinated (e)
12/31/49	5.900%	1,000,000	1,046,250
Williams Partners LP
09/15/45	5.100%	750,000	720,721
Total			53,195,345

Total Corporate Bonds & Notes (Cost: $61,016,167)			$67,750,731

Residential Mortgage-Backed Securities - Agency 5.8%
Federal Home Loan Mortgage Corp. (e)(f)
CMO IO Series 2957 Class SW
04/15/35	5.465%	160,916	27,180
CMO IO Series 318 Class S1
11/15/43	5.415%	251,674	54,793
CMO IO Series 3280 Class SI
02/15/37	5.905%	160,637	18,221
CMO IO Series 3761 Class KS
06/15/40	5.465%	203,127	17,918
CMO IO Series 4094 Class SY
08/15/42	5.545%	295,825	66,596
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 4098 Class AI
05/15/39	3.500%	188,971	17,443
CMO IO Series 4120 Class AI
11/15/39	3.500%	143,562	13,328
CMO IO Series 4122 Class JI
12/15/40	4.000%	153,678	15,875
CMO IO Series 4139 Class CI
05/15/42	3.500%	66,682	9,131
CMO IO Series 4147 Class CI
01/15/41	3.500%	244,838	30,745
CMO IO Series 4177 Class IY
03/15/43	4.000%	339,383	66,396
CMO IO Series 4213 Class DI
06/15/38	3.500%	328,003	31,151
Federal National Mortgage Association
10/01/45- 12/01/45	3.500%	6,717,910	7,051,049
Federal National Mortgage Association (e)(f)
CMO IO Series 2003-117 Class KS
08/25/33	6.566%	25,677	1,023
CMO IO Series 2006-5 Class N1
08/25/34	2.087%	235,929	14
CMO IO Series 2006-5 Class N2
02/25/35	2.008%	273,198	8,273
CMO IO Series 2007-54 Class DI
06/25/37	5.566%	415,186	83,782
CMO IO Series 2010-135 Class MS
12/25/40	5.416%	114,859	16,464
CMO IO Series 2012-80 Class DS

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/25/39	6.116%	$141,983	$19,583
CMO IO Series 2013-13 Class SA
03/25/43	5.616%	171,548	41,516
Federal National Mortgage Association (f)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	169,751	28,157
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	445,207	52,514
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	213,866	22,466
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	331,830	32,262
Federal National Mortgage Association (g)
11/17/31- 11/14/46	3.000%	8,750,000	9,025,351
11/14/46	3.500%	2,000,000	2,099,688
11/14/46	4.000%	2,000,000	2,141,562
11/14/46	4.500%	2,000,000	2,185,938
11/14/46	5.000%	1,000,000	1,107,449
Government National Mortgage Association (f)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	152,479	13,136
Government National Mortgage Association (g)
11/21/46	3.500%	10,000,000	10,590,625
11/21/46	4.000%	1,000,000	1,073,086
Total Residential Mortgage-Backed Securities - Agency (Cost: $36,109,073)			$35,962,715

Residential Mortgage-Backed Securities - Non-Agency 0.1%
BCAP LLC Trust (c)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	231,752	232,026
BCAP LLC Trust (c)(e)
Series 2012-RR10 Class 2A1
09/26/36	3.022%	67,851	67,998
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (c)
08/27/37	6.000%	3,028	3,027
Citigroup Mortgage Loan Trust, Inc. (c)(e)
CMO Series 2010-7 Class 3A4
12/25/35	5.559%	175,000	177,059
CMO Series 2012-7 Class 12A1
03/25/36	2.921%	57,397	56,986
CMO Series 2013-2 Class 1A1
11/25/37	3.133%	57,981	57,940
RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2 (c)(e)
12/27/35	3.550%	100,000	89,845
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $692,189)			$684,881

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency —%
ORES NPL LLC Series 2014-LV3 Class A (c)
03/27/24	3.000%		$990	$990
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $990)				$990

Asset-Backed Securities - Non-Agency 0.1%
Carlyle Global Market Strategies CLO Series 2013-1A Class B (c)(e)
02/14/25	3.917%		100,000	100,019
Dryden Senior Loan Fund Series 2014-33A Class C (c)(e)
07/15/26	3.730%		183,333	183,331
Total Asset-Backed Securities - Non-Agency (Cost: $279,536)				$283,350

Inflation-Indexed Bonds(d) 7.5%
GERMANY 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (c)
04/15/18	0.750%	EUR	4,248,680	4,780,724

ITALY 1.3%
Italy Buoni Poliennali Del Tesoro (c)
09/15/24	2.350%	EUR	1,004,400	1,257,336
09/15/41	2.550%	EUR	4,886,460	6,652,466
Total				7,909,802

NEW ZEALAND 1.2%
New Zealand Government Bond (c)
09/20/25	2.000%	NZD	10,338,520	7,682,390

SPAIN 0.3%
Spain Government Inflation-Linked Bond (c)
11/30/30	1.000%	EUR	1,497,075	1,740,294

UNITED KINGDOM 0.2%
United Kingdom Gilt Inflation-Linked Bond (c)
11/22/36	0.125%	GBP	762,540	1,350,835

UNITED STATES 3.7%
U.S. Treasury Inflation-Indexed Bond
04/15/18	0.125%		1,041,930	1,051,698
U.S. Treasury Inflation-Indexed Bond (h)
01/15/22	0.125%		1,064,150	1,085,132
01/15/25	0.250%		6,863,940	6,954,811

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (d) (continued)
UNITED STATES (CONTINUED)
01/15/24	0.625%		$2,838,660	$2,965,463
02/15/42	0.750%		10,925,578	10,993,775
Total				23,050,879

Total Inflation-Indexed Bonds (Cost: $45,514,027)				$46,514,924

U.S. Government & Agency Obligations 1.0%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%		2,882,000	3,010,554
Federal National Mortgage Association
11/15/16	1.375%		150,000	150,058
Private Export Funding Corp.
09/15/17	5.450%		45,000	46,832
Residual Funding Corp. STRIPS (i)
04/15/30	0.000%		4,250,000	2,962,858

Total U.S. Government & Agency Obligations (Cost: $5,976,989)				$6,170,302

Foreign Government Obligations(d)(j) 10.2%
AUSTRALIA 0.4%
Treasury Corp. of Victoria
11/15/16	5.750%	AUD	100,000	76,186
11/15/18	5.500%	AUD	1,000,000	817,531
06/15/20	6.000%	AUD	140,000	121,814
12/17/24	5.500%	AUD	1,800,000	1,685,715
Total				2,701,246

BRAZIL 0.5%
Brazil Notas do Tesouro Nacional Serie F
01/01/27	10.000%	BRL	6,000,000	1,795,537
Brazilian Government International Bond
01/27/45	5.000%		1,750,000	1,544,375
Total				3,339,912

CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,309,337
06/01/20	3.500%	CAD	170,000	139,693
Total				1,449,030

FRANCE 0.6%
French Republic Government Bond OAT (c)
04/25/17	3.750%	EUR	310,000	347,516
10/25/21	3.250%	EUR	400,000	516,100
04/25/29	5.500%	EUR	150,000	262,702

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (d)(j) (continued)
FRANCE (CONTINUED)
05/25/45	3.250%	EUR	$1,500,000	$2,413,459
Total				3,539,777

GERMANY 0.4%
Bundesrepublik Deutschland (c)
01/04/18	4.000%	EUR	500,000	579,349
01/04/19	3.750%	EUR	620,000	746,027
07/04/28	4.750%	EUR	510,000	852,409
Total				2,177,785

ITALY 1.0%
Italy Buoni Poliennali Del Tesoro
11/01/17	3.500%	EUR	1,500,000	1,706,563
09/01/22	5.500%	EUR	2,000,000	2,777,747
Italy Buoni Poliennali Del Tesoro (c)
09/01/44	4.750%	EUR	1,250,000	1,924,296
Total				6,408,606

JAPAN 2.0%
Japan Government 20-Year Bond
09/20/26	2.200%	JPY	35,000,000	408,145
12/20/27	2.100%	JPY	30,000,000	353,160
12/20/35	1.000%	JPY	55,000,000	587,331
Japan Government 30-Year Bond
03/20/33	1.100%	JPY	92,000,000	1,004,017
09/20/44	1.700%	JPY	785,000,000	9,836,641
Total				12,189,294

MEXICO 0.5%
Mexican Bonos
12/13/18	8.500%	MXN	3,700,000	207,286
06/10/21	6.500%	MXN	20,000,000	1,081,474
03/05/26	5.750%	MXN	12,500,000	637,914
Mexico Government International Bond
01/23/46	4.600%		1,000,000	977,500
Total				2,904,174

NEW ZEALAND 0.7%
New Zealand Government Bond (c)
03/15/19	5.000%	NZD	500,000	382,052
04/14/33	3.500%	NZD	5,500,000	4,160,576
Total				4,542,628

NORWAY 0.2%
Norway Government Bond (c)
05/19/17	4.250%	NOK	5,850,000	721,979
05/24/23	2.000%	NOK	2,000,000	255,035
Total				977,014

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (d)(j) (continued)
POLAND 0.9%
Republic of Poland Government Bond
10/25/17	5.250%	PLN	$2,200,000	$580,386
10/25/19	5.500%	PLN	4,000,000	1,119,888
10/25/21	5.750%	PLN	1,000,000	293,328
07/25/26	2.500%	PLN	15,000,000	3,628,370
Total				5,621,972

PORTUGAL 1.0%
Portugal Obrigacoes do Tesouro OT (c)
10/15/25	2.875%	EUR	6,000,000	6,424,078

SPAIN 0.4%
Spain Government Bond (c)
07/30/30	1.950%	EUR	1,000,000	1,148,686
01/31/37	4.200%	EUR	250,000	376,375
Spain Government International Bond
04/06/29	5.250%	GBP	500,000	727,411
Total				2,252,472

SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	550,385

TURKEY 0.5%
Turkey Government Bond
02/05/20	7.400%	TRY	1,500,000	457,381
03/12/25	8.000%	TRY	5,000,000	1,451,079
Turkey Government International Bond
04/11/23	4.125%	EUR	250,000	290,900
04/16/43	4.875%		750,000	666,315
Total				2,865,675

UNITED KINGDOM 0.8%
United Kingdom Gilt (c)
03/07/19	4.500%	GBP	800,000	1,076,768
09/07/21	3.750%	GBP	35,000	49,305
09/07/22	1.750%	GBP	1,000,000	1,294,772
01/22/44	3.250%	GBP	875,000	1,383,973
01/22/45	3.500%	GBP	500,000	829,721
Total				4,634,539

Total Foreign Government Obligations (Cost: $63,794,471)				$62,578,587

	Shares	Value

Exchange-Traded Funds 0.9%
UNITED STATES 0.9%
SPDR S&P 500 ETF Trust	8,150	$1,732,282
iShares MSCI Canada ETF	156,328	3,962,915
Total		5,695,197
Total Exchange-Traded Funds (Cost: $5,592,852)		$5,695,197

Fixed-Income Funds 4.0%
INVESTMENT GRADE 4.0%
Columbia Mortgage Opportunities Fund, Class I Shares (k)	2,494,756	24,822,820
Total Fixed-Income Funds (Cost: $24,956,021)		$24,822,820

Alternative Investment Funds 5.0%
Columbia Commodity Strategy Fund, Class I Shares (a)(k)	3,377,411	18,474,438
Columbia Diversified Absolute Return Fund, Class I Shares (k)	1,338,683	12,543,463
Total Alternative Investment Funds (Cost: $32,081,268)		$31,017,901

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
U.S. Treasury 10-Year Note
	1,250	131.5	11/25/16	$117,188

Total Options Purchased Calls (Cost: $147,343)				$117,188

	Shares	Value

Money Market Funds 8.8%
Columbia Short-Term Cash Fund, 0.463% (k)(l)	54,512,222	$54,512,222
Total Money Market Funds (Cost: $54,512,303)		$54,512,222
Total Investments
(Cost: $618,769,927) (m)		$640,451,451(n)
Other Assets & Liabilities, Net		(23,734,578)
Net Assets		$616,716,873

At October 31, 2016, securities and cash totaling $9,204,215 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	12/09/2016	2,600,000 CAD	1,973,929 USD	34,997	—
BNP Paribas	12/09/2016	4,800,000 EUR	5,362,320 USD	84,645	—
BNP Paribas	12/09/2016	7,500,000 NOK	928,282 USD	20,493	—
BNP Paribas	12/09/2016	600,000 NZD	426,850 USD	—	(1,580)
BNP Paribas	12/09/2016	20,400,000 SGD	14,838,522 USD	171,552	—
BNP Paribas	12/09/2016	1,671,230 USD	2,200,000 AUD	693	—
BNP Paribas	12/09/2016	2,346,867 USD	2,300,000 CHF	—	(17,837)
BNP Paribas	12/09/2016	8,798,285 USD	7,100,000 GBP	—	(100,808)
BNP Paribas	12/09/2016	8,711,120 USD	901,100,000 JPY	—	(106,606)
BNP Paribas	12/09/2016	3,833,814 USD	33,100,000 SEK	—	(162,583)
Barclays	11/16/2016	5,976,406 EUR	6,682,518 USD	118,236	—
Barclays	11/16/2016	150,000 EUR	166,357 USD	1,601	—
Barclays	11/16/2016	325,000 EUR	353,122 USD	—	(3,847)
Barclays	11/16/2016	548,968 USD	500,000 EUR	216	—
Barclays	11/16/2016	8,419,670 USD	7,530,000 EUR	—	(148,972)
Barclays	11/16/2016	6,386,140 USD	51,450,000 NOK	—	(158,982)
Barclays	11/29/2016	20,744,895 USD	19,051,572 EUR	191,605	—
Barclays	12/09/2016	1,800,000 CHF	1,836,568 USD	13,849	—
Citi	11/16/2016	1,250,000 CAD	937,848 USD	5,832	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	11/16/2016	268,606,327 JPY	2,587,131 USD	24,635	—
Citi	11/16/2016	180,000,000 JPY	1,718,894 USD	1,699	—
Citi	11/16/2016	1,780,000,000 KRW	1,586,862 USD	31,257	—
Citi	11/16/2016	250,000 SEK	27,947 USD	251	—
Citi	11/16/2016	1,700,000 SGD	1,238,307 USD	16,248	—
Citi	11/16/2016	550,000 SGD	394,753 USD	—	(619)
Citi	11/16/2016	6,311,448 USD	8,350,000 AUD	38,059	—
Citi	11/16/2016	591,637 USD	775,000 AUD	—	(2,312)
Citi	11/16/2016	2,494,231 USD	3,300,000 CAD	—	(33,709)
Citi	11/16/2016	4,316,888 USD	5,711,471 CAD	—	(58,342)
Citi	11/16/2016	26,306,221 USD	2,731,217,070 JPY	—	(250,492)
Citi	11/16/2016	351,801 USD	3,030,000 SEK	—	(16,123)
Citi	11/16/2016	83,190 USD	256,000 TRY	—	(700)
Citi	11/16/2016	3,385,023 USD	47,250,000 ZAR	109,502	—
Citi	11/29/2016	6,358,062 USD	661,937,808 JPY	—	(40,519)
Citi	12/09/2016	14,262,844 USD	19,600,000 SGD	—	(171,049)
Credit Suisse	11/16/2016	2,075,000 CHF	2,120,669 USD	22,270	—
Credit Suisse	11/16/2016	550,000 CHF	551,229 USD	—	(4,973)
Credit Suisse	11/16/2016	16,150,000 DKK	2,426,304 USD	41,405	—
Credit Suisse	11/16/2016	23,777,000 NZD	16,953,714 USD	—	(39,452)
Credit Suisse	12/09/2016	1,100,000 AUD	835,582 USD	—	(379)
Credit Suisse	12/09/2016	3,700,000 CAD	2,808,530 USD	49,281	—
Credit Suisse	12/09/2016	1,200,000 CHF	1,224,115 USD	8,969	—
Credit Suisse	12/09/2016	1,900,000 GBP	2,353,027 USD	25,533	—
Credit Suisse	12/09/2016	31,300,000 NOK	3,872,900 USD	84,392	—
Credit Suisse	12/09/2016	3,600,000 NZD	2,559,942 USD	—	(10,637)
Credit Suisse	12/09/2016	31,900,000 SEK	3,694,978 USD	156,843	—
Credit Suisse	12/09/2016	3,736,917 USD	386,500,000 JPY	—	(46,267)
Credit Suisse	12/09/2016	72,728 USD	100,000 SGD	—	(831)
Deutsche Bank	11/16/2016	804,733 USD	2,500,000 TRY	826	—
Deutsche Bank	11/16/2016	4,196,011 USD	12,926,000 TRY	—	(30,950)
Deutsche Bank	12/09/2016	3,400,000 AUD	2,582,817 USD	—	(1,064)
Deutsche Bank	12/09/2016	100,000 CAD	76,324 USD	1,749	—
Deutsche Bank	12/09/2016	500,000 CHF	507,015 USD	705	—
Deutsche Bank	12/09/2016	4,600,000 EUR	5,136,056 USD	78,284	—
Deutsche Bank	12/09/2016	6,900,000 GBP	8,543,063 USD	90,586	—
Deutsche Bank	12/09/2016	29,100,000 JPY	281,368 USD	3,495	—
Deutsche Bank	12/09/2016	7,200,000 NZD	5,119,063 USD	—	(22,094)
Deutsche Bank	12/09/2016	41,400,000 SEK	4,789,973 USD	198,162	—
Deutsche Bank	12/09/2016	1,100,000 SGD	800,376 USD	9,510	—
Deutsche Bank	12/09/2016	10,782,351 USD	14,200,000 CAD	—	(192,798)
Deutsche Bank	12/09/2016	14,184,108 USD	13,900,000 CHF	—	(108,668)
Deutsche Bank	12/09/2016	110,201 USD	100,000 EUR	—	(250)
Deutsche Bank	12/09/2016	489,808 USD	400,000 GBP	191	—
Deutsche Bank	12/09/2016	4,275,829 USD	442,300,000 JPY	—	(52,350)
Deutsche Bank	12/09/2016	7,473,072 USD	60,400,000 NOK	—	(162,341)
Deutsche Bank	12/15/2016	772,000 CAD	577,768 USD	2,019	—
Deutsche Bank	12/15/2016	4,881,000 ILS	1,271,606 USD	—	(2,038)
Deutsche Bank	12/15/2016	179,759,000 JPY	1,737,776 USD	20,666	—
Deutsche Bank	12/15/2016	4,311,058,000 KRW	3,818,813 USD	51,513	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	12/15/2016	28,467,000 NOK	3,485,568 USD	39,894	—
Deutsche Bank	12/15/2016	7,177,000 SEK	814,329 USD	17,997	—
Deutsche Bank	12/15/2016	36,546,000 THB	1,042,031 USD	—	(1,355)
Deutsche Bank	12/15/2016	5,807,766 USD	7,585,000 AUD	—	(44,313)
Deutsche Bank	12/15/2016	3,493,845 USD	3,442,000 CHF	—	(6,847)
Deutsche Bank	12/15/2016	465,784 USD	3,148,000 DKK	—	(252)
Deutsche Bank	12/15/2016	3,260,703 USD	2,962,000 EUR	—	(2,806)
Deutsche Bank	12/15/2016	3,479,736 USD	2,835,000 GBP	—	(6,173)
Deutsche Bank	12/15/2016	580,487 USD	806,000 SGD	—	(983)
HSBC	11/16/2016	21,152,000 PLN	5,506,311 USD	116,766	—
HSBC	11/16/2016	1,044,932 USD	700,000,000 CLP	25,537	—
HSBC	12/09/2016	19,400,000 AUD	14,736,453 USD	—	(6,864)
HSBC	12/09/2016	9,000,000 CAD	6,832,732 USD	121,044	—
HSBC	12/09/2016	6,500,000 CHF	6,631,462 USD	49,422	—
HSBC	12/09/2016	6,400,000 EUR	7,149,638 USD	112,738	—
HSBC	12/09/2016	2,800,000 GBP	3,467,139 USD	37,149	—
HSBC	12/09/2016	9,400,000 NOK	1,163,592 USD	25,830	—
HSBC	12/09/2016	7,436,540 USD	769,200,000 JPY	—	(91,526)
HSBC	12/09/2016	9,955,792 USD	14,000,000 NZD	40,903	—
HSBC	12/09/2016	6,049,232 USD	52,200,000 SEK	—	(259,558)
HSBC	12/09/2016	2,619,380 USD	3,600,000 SGD	—	(31,091)
Standard Chartered	11/16/2016	1,930,599 GBP	2,440,567 USD	76,872	—
Standard Chartered	11/16/2016	39,250,000 MXN	2,098,582 USD	25,447	—
Standard Chartered	11/16/2016	5,518,438 USD	4,545,883 GBP	47,230	—
Standard Chartered	11/16/2016	1,337,283 USD	1,100,000 GBP	9,482	—
Standard Chartered	11/16/2016	4,180,695 USD	3,327,000 GBP	—	(107,343)
Standard Chartered	11/16/2016	3,872,091 USD	74,863,000 MXN	82,079	—
Standard Chartered	11/16/2016	747,145 USD	14,000,000 MXN	—	(7,682)
State Street	11/16/2016	825,000 BRL	262,655 USD	5,319	—
State Street	11/16/2016	1,316,635 USD	4,305,000 BRL	26,189	—
State Street	11/16/2016	730,834 USD	600,000 GBP	3,765	—
State Street	12/09/2016	300,000 AUD	226,016 USD	—	(1,973)
State Street	12/09/2016	600,000 CHF	612,071 USD	4,498	—
State Street	12/09/2016	100,000 EUR	108,688 USD	—	(1,264)
State Street	12/09/2016	1,000,000 GBP	1,238,804 USD	13,807	—
State Street	12/09/2016	100,000 GBP	121,014 USD	—	(1,485)
State Street	12/09/2016	436,100,000 JPY	4,215,192 USD	50,917	—
State Street	12/09/2016	23,100,000 NOK	2,857,772 USD	61,781	—
State Street	12/09/2016	4,000,000 NZD	2,842,454 USD	—	(13,745)
State Street	12/09/2016	7,500,000 SGD	5,453,539 USD	61,271	—
State Street	12/09/2016	3,419,465 USD	4,500,000 AUD	377	—
State Street	12/09/2016	153,347 USD	200,000 AUD	—	(1,354)
State Street	12/09/2016	1,669,938 USD	2,200,000 CAD	—	(29,303)
State Street	12/09/2016	301,193 USD	300,000 CHF	2,594	—
State Street	12/09/2016	2,793,390 USD	2,500,000 EUR	—	(44,601)
State Street	12/09/2016	6,756 USD	700,000 JPY	—	(72)
State Street	12/09/2016	12,076 USD	100,000 NOK	28	—
State Street	12/09/2016	24,542 USD	200,000 NOK	—	(335)
State Street	12/09/2016	216,102 USD	300,000 NZD	—	(1,887)
State Street	12/09/2016	4,054,661 USD	35,100,000 SEK	—	(161,604)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	12/09/2016	100,000 AUD	76,178 USD	181	—
UBS	12/09/2016	100,000 CAD	74,966 USD	392	—
UBS	12/09/2016	7,100,000 CHF	7,241,794 USD	52,181	—
UBS	12/09/2016	1,951,100,000 JPY	18,858,861 USD	228,002	—
UBS	12/09/2016	100,000 NZD	71,235 USD	—	(170)
UBS	12/09/2016	52,100,000 SEK	6,031,126 USD	252,542	—
UBS	12/09/2016	300,000 SGD	215,293 USD	—	(398)
UBS	12/09/2016	13,142,118 USD	17,300,000 AUD	5,274	—
UBS	12/09/2016	835,043 USD	1,100,000 CAD	—	(14,725)
UBS	12/09/2016	14,190,282 USD	12,700,000 EUR	—	(226,432)
UBS	12/09/2016	6,318,645 USD	5,100,000 GBP	—	(71,162)
UBS	12/09/2016	190,142 USD	19,900,000 JPY	—	(118)
UBS	12/09/2016	1,582,889 USD	12,800,000 NOK	—	(33,596)
UBS	12/09/2016	497,787 USD	700,000 NZD	2,048	—
UBS	12/09/2016	3,273,230 USD	4,500,000 SGD	—	(37,869)
Total				3,311,325	(3,159,058)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euroyen TFX	14	JPY	3,336,631	06/2017	—	(721)
Australian 10-Year Bond	7	AUD	706,201	12/2016	—	(6,465)
Australian 10-Year Bond	162	AUD	16,343,507	12/2016	—	(495,535)
Euro CHF 3 Month ICE	8	CHF	2,036,683	06/2017	—	(824)
Euro-Bund	219	EUR	38,986,853	12/2016	—	(480,966)
Euro-Buxl 30-Year	26	EUR	5,134,046	12/2016	—	(311,104)
Euro-oat Future Dec16	68	EUR	11,667,329	12/2016	—	(295,255)
Hang Seng Index	1	HKD	147,668	11/2016	—	(3,924)
Jpn 10y Bond(ose) Dec16	25	JPY	36,166,206	12/2016	49,829	—
Long Gilt	44	GBP	6,750,315	12/2016	—	(5,491)
MSCI Singapore IX ETS	4	SGD	88,611	11/2016	—	(1,623)
Russell 2000 Mini	54	USD	6,433,020	12/2016	—	(110,446)
S&P/TSE 60 Index	1	CAD	129,203	12/2016	2,370	—
SPI 200 Index	1	AUD	100,603	12/2016	2,664	—
TOPIX Index	70	JPY	9,311,529	12/2016	466,259	—
U.S. Long Bond	54	USD	8,786,813	12/2016	—	(436,329)
U.S. Treasury 5-Year Note	34	USD	4,107,094	12/2016	—	(12,061)
U.S. Treasury 5-Year Note	543	USD	65,592,703	12/2016	—	(313,954)
U.S. Ultra Bond	8	USD	1,407,500	12/2016	—	(50,392)
U.S. Ultra Bond	52	USD	9,148,750	12/2016	—	(517,698)
Total			226,381,265		521,122	(3,042,788)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	(57)	EUR	(15,686,742)	06/2017	4,559	—
90-Day Euro$	(11)	USD	(2,721,400)	06/2017	—	(55)
90-Day Sterling	(53)	GBP	(8,073,325)	06/2017	2,396	—
Canadian Government 10-Year Bond	(29)	CAD	(3,126,802)	12/2016	13,752	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro-BTP	(97)	EUR	(14,754,115)	12/2016	641,376	—
Euro-Bobl	(106)	EUR	(15,256,160)	12/2016	93,117	—
Euro-Bund	(90)	EUR	(16,021,995)	12/2016	292,282	—
Euro-Buxl 30-Year	(29)	EUR	(5,726,436)	12/2016	340,749	—
Euro-oat Future Dec16	(10)	EUR	(1,715,784)	12/2016	42,151	—
FTSE 100 Index	(1)	GBP	(84,811)	12/2016	1,414	—
FTSE 100 Index	(141)	GBP	(11,958,352)	12/2016	—	(460,914)
Japanese 10-Year Government Bond	(1)	JPY	(1,446,648)	12/2016	3,928	—
Long Gilt	(109)	GBP	(16,722,371)	12/2016	506,666	—
Long Gilt	(7)	GBP	(1,073,914)	12/2016	37,999	—
Mini MSCI EAFE Index	(119)	USD	(9,910,915)	12/2016	135,985	—
Mini MSCI EAFE Index	(38)	USD	(3,164,830)	12/2016	15,359	—
OMXS30 Index	(8)	SEK	(127,965)	11/2016	916	—
S&P 500 E-mini	(59)	USD	(6,254,295)	12/2016	42,334	—
Swiss Federal Bond	(27)	CHF	(4,534,789)	12/2016	40,571	—
U.S. Long Bond	(4)	USD	(650,875)	12/2016	7,741	—
U.S. Treasury 2-Year Note	(226)	USD	(49,299,781)	12/2016	56,438	—
U.S. Treasury Ultra 10-Year Note	(258)	USD	(36,511,031)	12/2016	705,401	—
U.S. Treasury Ultra 10-Year Note	(23)	USD	(3,254,859)	12/2016	60,188	—
U.S. Ultra Bond	(3)	USD	(527,813)	12/2016	29,307	—
Total			(228,606,008)		3,074,629	(460,969)

Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	10,000,000	666,616	648,585	—	(11,667)	6,364	—
Barclays	People’s Republic of China	06/20/2021	1.000	USD	5,000,000	(552)	48,757	—	(5,833)	—	(55,142)
Barclays	Republic of Turkey	06/20/2021	1.000	USD	5,000,000	291,354	322,718	—	(5,833)	—	(37,197)
Goldman Sachs International	People’s Republic of China	06/20/2021	1.000	USD	5,000,000	(552)	28,426	—	(5,833)	—	(34,811)
Total							1,048,486	—		6,364	(127,150)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	6,400,000	—	(8,140)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	65,000,000	—	(5,418)
Total						—	(13,558)

Credit Default Swap Contracts Outstanding at October 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(10,000,000)	(837,500)	—	(871,538)	5,833	39,871	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(10,000,000)	(837,500)	—	(958,850)	5,833	127,183	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(5,000,000)	(418,750)	—	(463,862)	2,917	48,029	—
Total								—	(2,294,250)		215,083	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	3.950	USD	(22,500,000)	102,468	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2026	1.000	1.183	USD	(10,000,000)	21,357	—
Total							123,825	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at October 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.727%	08/19/2026	USD	5,000,000	—	—	149,298	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.740%	08/19/2026	USD	5,000,000	—	—	142,640	—
Total						—	—	291,938	—

Cleared Interest Rate Swap Contracts Outstanding at October 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Fixed rate of 0.9890%	3-Month USD LIBOR BBA	07/27/2018	USD	20,000,000	24,168	—
Morgan Stanley	Fixed rate of 0.9920%	3-Month USD LIBOR BBA	07/27/2018	USD	5,000,000	6,324	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.794%	08/19/2046	USD	3,500,000	227,508	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.788%	08/19/2046	USD	1,000,000	68,130	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.780%	08/22/2046	USD	4,500,000	315,669	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.716%	08/26/2046	USD	4,500,000	384,687	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.787%	08/31/2046	USD	2,500,000	170,435	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.921%	09/16/2046	USD	1,500,000	56,162	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.761%	09/30/2046	USD	1,500,000	112,598	—
Total						1,365,681	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2016, the value of these securities amounted to $331,018, which represents 0.05% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $58,880,345 or 9.55% of net assets.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Variable rate security.
(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by the government.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	12,600,000	6,350,000	—	—	18,950,000	—	18,474,438
Columbia Diversified Absolute Return Fund, Class I Shares	13,131,268	—	—	—	13,131,268	—	12,543,463
Columbia Mortgage Opportunities Fund, Class I Shares	24,740,741	215,280	—	—	24,956,021	215,280	24,822,820
Columbia Short-Term Cash Fund	41,462,459	92,742,773	(79,692,955)	26	54,512,303	64,306	54,512,222
Total	91,934,468	99,308,053	(79,692,955)	26	111,549,592	279,586	110,352,943

(l)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(m)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $618,770,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$47,472,000
Unrealized Depreciation	(25,791,000)
Net Unrealized Appreciation	$21,681,000

(n)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depository Receipt
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	790,128	—	—	790,128
Australia	—	2,552,075	—	2,552,075
Belgium	—	698,633	—	698,633
Brazil	2,509,928	—	—	2,509,928
Canada	2,342,461	—	—	2,342,461
China	5,489,527	7,093,692	—	12,583,219
Denmark	—	1,514,807	—	1,514,807
Finland	—	1,865,345	—	1,865,345
France	—	11,019,509	—	11,019,509
Germany	—	6,425,262	—	6,425,262
Hong Kong	—	1,630,730	—	1,630,730
India	—	5,839,141	—	5,839,141
Indonesia	—	2,239,178	—	2,239,178
Ireland	4,785,084	—	—	4,785,084
Israel	—	2,063,595	—	2,063,595
Italy	—	2,073,780	—	2,073,780
Japan	—	32,073,445	—	32,073,445
Latvia	—	151,495	—	151,495
Malaysia	—	254,300	—	254,300
Malta	—	—	1	1

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mexico	854,942	—	—	854,942
Netherlands	647,676	6,031,941	—	6,679,617
Norway	—	4,172,743	—	4,172,743
Pakistan	—	319,187	—	319,187
Panama	127,973	—	—	127,973
Peru	325,163	—	—	325,163
Philippines	—	1,370,955	—	1,370,955
Portugal	—	—	21,119	21,119
Puerto Rico	148,849	—	—	148,849
Russian Federation	1,610,158	2,899,133	—	4,509,291
Singapore	839,991	847,207	—	1,687,198
South Africa	—	2,319,927	—	2,319,927
South Korea	—	7,920,073	—	7,920,073
Spain	—	3,843,964	—	3,843,964
Sweden	—	4,071,830	—	4,071,830
Switzerland	—	6,785,183	—	6,785,183
Taiwan	—	3,110,634	—	3,110,634
Thailand	—	2,464,172	—	2,464,172
United Kingdom	197,500	16,456,565	—	16,654,065
United States	142,279,977	—	1,953	142,281,930
Total Common Stocks	162,949,357	140,108,501	23,073	303,080,931
Convertible Preferred Stocks
United States	1,258,712	—	—	1,258,712
Corporate Bonds & Notes	—	67,750,731	—	67,750,731
Residential Mortgage-Backed Securities - Agency	—	35,962,715	—	35,962,715
Residential Mortgage-Backed Securities - Non-Agency	—	684,881	—	684,881
Commercial Mortgage-Backed Securities - Non-Agency	—	990	—	990
Asset-Backed Securities - Non-Agency	—	283,350	—	283,350
Inflation-Indexed Bonds	—	46,514,924	—	46,514,924
U.S. Government & Agency Obligations	—	6,170,302	—	6,170,302
Foreign Government Obligations	—	62,578,587	—	62,578,587
Exchange-Traded Funds	5,695,197	—	—	5,695,197
Fixed-Income Funds	24,822,820	—	—	24,822,820
Alternative Investment Funds	31,017,901	—	—	31,017,901
Options Purchased Calls	117,188	—	—	117,188
Total Investments	225,861,175	360,054,981	23,073	585,939,229
Investments measured at net asset value
Money Market Funds	—	—	—	54,512,222
Total Investments	225,861,175	360,054,981	23,073	640,451,451
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,311,325	—	3,311,325
Futures Contracts	3,595,751	—	—	3,595,751
Swap Contracts	—	2,002,891	—	2,002,891
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,159,058)	—	(3,159,058)
Futures Contracts	(3,503,757)	—	—	(3,503,757)
Swap Contracts	—	(140,708)	—	(140,708)
Total	225,953,169	362,069,431	23,073	642,557,895

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Portfolio of Investments

Columbia Government Money Market Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 79.0%
Federal Farm Credit Discount Notes
11/03/16	0.240%	$5,000,000	$4,999,903
Federal Home Loan Banks Discount Notes
11/01/16	0.000%	19,000,000	19,000,000
11/04/16	0.230%	10,950,000	10,949,726
11/08/16	0.260%	5,000,000	4,999,713
11/10/16	0.280%	40,000,000	39,996,900
11/16/16	0.280%	35,000,000	34,995,771
11/18/16	0.250%	42,000,000	41,994,843
11/21/16	0.290%	40,000,000	39,993,333
11/23/16	0.260%	20,000,000	19,996,700
11/28/16	0.260%	5,590,000	5,588,868
12/01/16	0.260%	40,000,000	39,991,333
12/02/16	0.260%	40,000,000	39,991,045
12/06/16	0.260%	35,000,000	34,990,983
12/07/16	0.290%	20,000,000	19,994,200
12/09/16	0.340%	35,000,000	34,987,439
12/12/16	0.280%	21,000,000	20,993,303
12/13/16	0.290%	20,000,000	19,993,233
12/14/16	0.280%	35,000,000	34,988,295
12/16/16	0.260%	10,000,000	9,996,750
12/19/16	0.290%	20,000,000	19,992,133
12/20/16	0.280%	5,000,000	4,998,060
12/22/16	0.280%	40,822,000	40,805,807
12/23/16	0.280%	21,000,000	20,991,355
12/27/16	0.320%	19,000,000	18,990,542
01/03/17	0.310%	20,000,000	19,989,150
01/04/17	0.340%	49,000,000	48,970,205
01/06/17	0.290%	25,000,000	24,986,479
01/13/17	0.340%	20,000,000	19,986,211
01/17/17	0.350%	41,000,000	40,969,307
01/18/17	0.310%	30,000,000	29,979,850
01/19/17	0.310%	29,000,000	28,980,272
01/20/17	0.340%	33,000,000	32,975,433
01/25/17	0.310%	45,000,000	44,967,063
Federal Home Loan Banks
11/02/16	0.150%	32,000,000	31,999,738
11/07/16	0.270%	20,000,000	19,998,950
11/09/16	0.250%	24,650,000	24,648,494
11/14/16	0.280%	62,000,000	61,993,341
05/25/17	0.750%	32,000,000	32,000,000
09/27/17	0.750%	16,000,000	16,000,000
Federal Home Loan Banks (a)
11/03/16	0.590%	15,250,000	15,250,000
01/13/17	0.840%	19,000,000	19,000,000
09/29/17	0.500%	19,500,000	19,500,000
Federal Home Loan Mortgage Corp. Discount Notes
01/05/17	0.320%	4,000,000	3,997,689
01/23/17	0.330%	41,000,000	40,968,428
Federal Home Loan Mortgage Corp.
03/09/17	0.750%	15,500,000	15,500,000

Total U.S. Government & Agency Obligations (Cost: $1,176,880,845)			$1,176,880,845

Issuer	Effective Yield	Principal Amount	Value

Repurchase Agreements 7.5%
Tri-party RBC Capital Markets LLC dated 10/31/16, matures 11/01/16 repurchase price $75,000,604 (collateralized by U.S. Treasury Securities, Total Market Value $76,500,064)
	0.290%	75,000,000	$75,000,000
Tri-party TD Securities (USA) LLC dated 10/31/16, matures 11/01/16 repurchase price $36,400,293 (collateralized by U.S. Treasury Securities, Total Market Value $37,128,009)
	0.290%	36,400,000	36,400,000
Total Repurchase Agreements (Cost: $111,400,000)			$111,400,000

Treasury Bills 4.6%
U.S. Treasury Bills
11/17/16	0.230%	23,000,000	$22,997,495
01/05/17	0.320%	23,000,000	22,986,566
01/12/17	0.340%	23,000,000	22,984,360

Total Treasury Bills (Cost: $68,968,421)			$68,968,421

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 9.0%
U.S. Treasury (a)
04/30/17	0.414%	24,000,000	23,998,441
07/31/17	0.417%	35,000,000	34,971,555
10/31/17	0.508%	40,000,000	39,987,116
01/31/18	0.612%	35,000,000	35,037,291
Total U.S. Treasury Obligations (Cost: $133,994,403)			$133,994,403
Total Investments
(Cost: $1,491,243,669) (b)			$1,491,243,669(c)
Other Assets & Liabilities, Net			(1,978,757)
Net Assets			$1,489,264,912

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Also represents the cost of securities for federal income tax purposes at October 31, 2016.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Government & Agency Obligations	—	1,176,880,845	—	1,176,880,845
Repurchase Agreements	—	111,400,000	—	111,400,000
Treasury Bills	—	68,968,421	—	68,968,421
U.S. Treasury Obligations	—	133,994,403	—	133,994,403
Total Investments	—	1,491,243,669	—	1,491,243,669

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Income Opportunities Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.5%

Aerospace & Defense 0.7%

TransDigm, Inc.
07/15/22	6.000%	$5,685,000	$5,926,612
TransDigm, Inc. (a)
06/15/26	6.375%	12,618,000	12,903,167
Total			18,829,779

Automotive 0.3%

American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,762,800
IHO Verwaltungs GmbH PIK (a)
09/15/23	4.500%	1,200,000	1,215,000
09/15/26	4.750%	3,689,000	3,679,778
Lear Corp. Escrow Bond (b)(c)
12/01/16	8.750%	1,595,000	—
Total			9,657,578

Banking 2.4%

Ally Financial, Inc.
02/13/22	4.125%	9,249,000	9,251,867
05/19/22	4.625%	11,546,000	11,805,785
03/30/25	4.625%	6,533,000	6,647,327
11/01/31	8.000%	16,814,000	20,092,730
Popular, Inc.
07/01/19	7.000%	3,474,000	3,599,933
Synovus Financial Corp.
02/15/19	7.875%	13,578,000	15,003,690
Subordinated
06/15/17	5.125%	790,000	801,850
Total			67,203,182

Brokerage/Asset Managers/Exchanges 0.5%

E*TRADE Financial Corp.
11/15/22	5.375%	7,729,000	8,261,180
09/15/23	4.625%	6,141,000	6,371,288
Total			14,632,468

Building Materials 1.5%

Allegion PLC
09/15/23	5.875%	4,845,000	5,220,488
Allegion US Holding Co., Inc.
10/01/21	5.750%	5,672,000	5,905,970
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	14,189,000	14,721,087
12/15/23	5.750%	1,841,000	1,933,050
Beacon Roofing Supply, Inc.
10/01/23	6.375%	2,779,000	2,973,530
Eagle Materials, Inc.
08/01/26	4.500%	1,457,000	1,468,606
Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,073,536
HD Supply, Inc. (a)
12/15/21	5.250%	4,147,000	4,406,188

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Building Materials (continued)

04/15/24	5.750%	$2,787,000	$2,926,350
Total			41,628,805

Cable and Satellite 8.3%

Altice US Finance I Corp. (a)
07/15/23	5.375%	21,760,000	22,261,568
05/15/26	5.500%	11,978,000	12,217,560
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	5,846,000	6,087,148
CCO Holdings LLC/Capital Corp. (a)
04/01/24	5.875%	11,494,000	12,154,905
05/01/25	5.375%	6,519,000	6,698,272
02/15/26	5.750%	8,985,000	9,361,247
05/01/26	5.500%	106,000	108,584
CSC Holdings LLC (a)
10/15/25	6.625%	32,372,000	35,123,620
04/15/27	5.500%	6,879,000	6,977,886
DISH DBS Corp.
07/15/22	5.875%	8,060,000	8,321,950
11/15/24	5.875%	7,700,000	7,752,937
07/01/26	7.750%	18,970,000	20,831,526
DigitalGlobe, Inc. (a)
02/01/21	5.250%	4,496,000	4,529,720
Hughes Satellite Systems Corp.
06/15/19	6.500%	8,448,000	9,218,880
Quebecor Media, Inc. Escrow Bond (a)(c)
01/15/49	9.750%	1,885,000	39,397
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	16,445,000	16,671,119
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	26,888,000	26,611,054
08/15/26	5.500%	4,893,000	4,935,814
Ziggo Bond Finance BV (a)
01/15/27	6.000%	5,646,000	5,543,666
Ziggo Secured Finance BV (a)
01/15/27	5.500%	15,793,000	15,595,587
Total			231,042,440

Chemicals 1.9%

Angus Chemical Co. (a)
02/15/23	8.750%	7,233,000	7,377,660
Axalta Coating Systems LLC (a)
08/15/24	4.875%	4,749,000	4,820,235
Chemours Co. (The)
05/15/23	6.625%	9,857,000	9,561,290
05/15/25	7.000%	6,052,000	5,885,570
INEOS Group Holdings SA (a)
08/01/24	5.625%	8,613,000	8,537,636
PQ Corp. (a)
11/15/22	6.750%	7,000,000	7,533,750
Platform Specialty Products Corp. (a)
05/01/21	10.375%	6,363,000	6,872,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

02/01/22	6.500%	$3,470,000	$3,365,900
Total			53,954,081

Construction Machinery 0.5%

United Rentals North America, Inc.
09/15/26	5.875%	9,038,000	9,206,107
United Rentals North America, Inc. (d)
05/15/27	5.500%	4,053,000	4,032,735
Total			13,238,842

Consumer Cyclical Services 1.8%

APX Group, Inc.
12/01/19	6.375%	12,363,000	12,749,344
12/01/22	7.875%	17,605,000	18,507,256
IHS Markit Ltd. (a)
11/01/22	5.000%	4,561,000	4,823,258
Interval Acquisition Corp.
04/15/23	5.625%	13,115,000	13,541,237
Total			49,621,095

Consumer Products 1.4%

Prestige Brands, Inc. (a)
03/01/24	6.375%	5,335,000	5,668,437
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	6,652,000	7,051,120
Spectrum Brands, Inc.
07/15/25	5.750%	6,924,000	7,495,230
Springs Industries, Inc.
06/01/21	6.250%	7,380,000	7,665,975
Tempur Sealy International, Inc.
10/15/23	5.625%	4,656,000	4,818,960
06/15/26	5.500%	6,188,000	6,373,640
Valvoline, Inc. (a)
07/15/24	5.500%	946,000	998,030
Total			40,071,392

Diversified Manufacturing 0.8%

Entegris, Inc. (a)
04/01/22	6.000%	9,465,000	9,796,275
SPX FLOW, Inc. (a)
08/15/24	5.625%	1,680,000	1,703,100
08/15/26	5.875%	6,211,000	6,304,165
WESCO Distribution, Inc. (a)
06/15/24	5.375%	3,540,000	3,580,710
Total			21,384,250

Electric 2.5%

AES Corp. (The)
07/01/21	7.375%	13,188,000	14,869,470
05/15/26	6.000%	1,976,000	2,035,280
Calpine Corp.
01/15/23	5.375%	8,900,000	8,811,000
Calpine Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

06/01/26	5.250%	$4,831,000	$4,891,388
NRG Energy, Inc.
07/15/22	6.250%	10,159,000	10,184,397
05/01/24	6.250%	1,121,000	1,087,370
NRG Energy, Inc. (a)
05/15/26	7.250%	822,000	808,774
01/15/27	6.625%	8,574,000	8,030,065
NRG Yield Operating LLC
08/15/24	5.375%	15,229,000	15,533,580
NRG Yield Operating LLC (a)
09/15/26	5.000%	3,255,000	3,157,350
Total			69,408,674

Finance Companies 3.4%

AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	5,573,000	5,865,582
05/15/21	4.500%	12,141,000	12,620,569
Aircastle Ltd.
02/15/22	5.500%	2,071,000	2,221,148
04/01/23	5.000%	3,889,000	4,025,115
Navient Corp.
07/26/21	6.625%	4,494,000	4,527,705
01/25/22	7.250%	8,247,000	8,329,470
03/25/24	6.125%	3,479,000	3,183,285
10/25/24	5.875%	5,016,000	4,476,780
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	7,050,000	7,296,750
12/15/21	7.250%	5,533,000	5,726,655
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	21,693,000	21,801,465
Quicken Loans, Inc. (a)
05/01/25	5.750%	5,620,000	5,549,750
Springleaf Finance Corp.
10/01/21	7.750%	4,617,000	4,810,452
10/01/23	8.250%	3,579,000	3,749,003
Total			94,183,729

Food and Beverage 2.0%

Constellation Brands, Inc.
05/01/23	4.250%	8,295,000	8,773,621
11/15/24	4.750%	5,977,000	6,544,815
12/01/25	4.750%	1,165,000	1,274,219
FAGE International SA/USA Dairy Industry, Inc. (a)
08/15/26	5.625%	5,215,000	5,384,488
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	962,000	1,031,745
Post Holdings, Inc. (a)
12/15/22	6.000%	199,000	209,945
03/15/24	7.750%	12,427,000	13,734,320
08/15/26	5.000%	7,565,000	7,338,050
Treehouse Foods, Inc. (a)
02/15/24	6.000%	1,397,000	1,500,378

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)

WhiteWave Foods Co. (The)
10/01/22	5.375%	$7,877,000	$8,861,625
Total			54,653,206

Gaming 4.3%

Boyd Gaming Corp.
05/15/23	6.875%	4,851,000	5,190,570
Boyd Gaming Corp. (a)
04/01/26	6.375%	2,856,000	3,055,920
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	6,498,000	6,904,125
International Game Technology PLC (a)
02/15/22	6.250%	9,291,000	9,848,460
02/15/25	6.500%	11,405,000	12,343,631
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (a)
09/01/26	4.500%	2,800,000	2,751,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (a)
05/01/24	5.625%	2,915,000	3,102,726
MGM Resorts International
10/01/20	6.750%	13,087,000	14,526,570
12/15/21	6.625%	12,546,000	14,012,376
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	1,774,000	1,831,655
Scientific Games International, Inc.
12/01/22	10.000%	7,725,000	7,145,625
Scientific Games International, Inc. (a)
01/01/22	7.000%	19,837,000	21,098,633
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	6,125,000	6,155,625
10/01/20	7.804%	2,245,000	2,246,392
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	8,772,000	8,812,527
Tunica-Biloxi Gaming Authority (a)(e)
11/15/16	0.000%	5,481,000	2,233,508
Total			121,259,343

Health Care 5.3%

Acadia Healthcare Co., Inc.
03/01/24	6.500%	7,928,000	8,086,560
CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,684,000	2,502,830
DaVita, Inc.
08/15/22	5.750%	6,242,000	6,398,175
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,808,000	1,957,160
01/31/22	5.875%	5,572,000	6,311,404
10/15/24	4.750%	5,823,000	6,070,478
HCA, Inc.
02/01/25	5.375%	13,093,000	13,364,025
04/15/25	5.250%	29,793,000	31,208,167
06/15/26	5.250%	16,636,000	17,384,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

02/15/27	4.500%	$7,547,000	$7,452,663
HealthSouth Corp.
11/01/24	5.750%	2,796,000	2,883,375
09/15/25	5.750%	1,600,000	1,656,000
Hologic, Inc. (a)
07/15/22	5.250%	5,537,000	5,855,931
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	3,331,000	3,589,153
MEDNAX, Inc. (a)
12/01/23	5.250%	4,274,000	4,466,330
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	5,454,000	5,835,780
Teleflex, Inc.
06/01/26	4.875%	1,661,000	1,702,525
Tenet Healthcare Corp.
06/01/20	4.750%	16,105,000	16,507,625
10/01/20	6.000%	2,851,000	3,003,186
04/01/21	4.500%	3,272,000	3,272,000
Total			149,507,987

Healthcare Insurance 1.5%

Centene Corp.
05/15/22	4.750%	8,524,000	8,651,860
02/15/24	6.125%	10,041,000	10,693,665
Centene Corp. (d)
01/15/25	4.750%	13,432,000	13,373,235
Molina Healthcare, Inc.
11/15/22	5.375%	9,472,000	9,827,200
Total			42,545,960

Home Construction 0.8%

Beazer Homes USA, Inc. (a)
03/15/22	8.750%	2,474,000	2,628,625
CalAtlantic Group, Inc.
11/15/24	5.875%	2,630,000	2,807,525
Meritage Homes Corp.
04/15/20	7.150%	3,019,000	3,351,090
04/01/22	7.000%	5,570,000	6,216,120
06/01/25	6.000%	3,796,000	4,004,780
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	600,000	615,000
03/01/24	5.625%	3,500,000	3,631,250
Total			23,254,390

Independent Energy 8.6%

Antero Resources Corp.
06/01/23	5.625%	7,130,000	7,272,600
Callon Petroleum Co. (a)
10/01/24	6.125%	1,890,000	1,946,700
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	23,124,000	23,759,910

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Concho Resources, Inc.
04/01/23	5.500%	$22,771,000	$23,294,733
Continental Resources, Inc.
04/15/23	4.500%	2,391,000	2,277,428
06/01/24	3.800%	6,689,000	6,153,880
06/01/44	4.900%	4,387,000	3,734,434
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	1,230,000	1,266,900
02/15/23	7.750%	11,418,000	12,188,715
Diamondback Energy, Inc. (a)
11/01/24	4.750%	1,927,000	1,927,000
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	13,866,000	14,663,295
Laredo Petroleum, Inc.
01/15/22	5.625%	12,530,000	12,216,750
05/01/22	7.375%	8,068,000	8,310,040
03/15/23	6.250%	13,937,000	14,006,685
Newfield Exploration Co.
01/30/22	5.750%	528,000	550,440
07/01/24	5.625%	7,709,000	8,017,360
Oasis Petroleum, Inc.
03/15/22	6.875%	4,683,000	4,636,170
01/15/23	6.875%	4,215,000	4,130,700
PDC Energy, Inc. (a)
09/15/24	6.125%	9,610,000	9,994,400
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	18,226,000	19,387,907
06/01/24	6.250%	8,296,000	8,710,800
QEP Resources, Inc.
05/01/23	5.250%	264,000	259,380
RSP Permian, Inc.
10/01/22	6.625%	11,979,000	12,622,871
SM Energy Co.
06/01/25	5.625%	2,010,000	1,914,525
09/15/26	6.750%	7,830,000	8,025,750
WPX Energy, Inc.
01/15/22	6.000%	22,645,000	22,588,387
Whiting Petroleum Corp.
03/15/21	5.750%	8,443,000	7,830,883
Total			241,688,643

Leisure 0.1%

Live Nation Entertainment, Inc. (a)
11/01/24	4.875%	3,820,000	3,810,450

Lodging 0.7%

Hilton Domestic Operating Co., Inc. (a)
09/01/24	4.250%	5,201,000	5,214,002
Playa Resorts Holding BV (a)
08/15/20	8.000%	13,214,000	13,577,385
Total			18,791,387

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media and Entertainment 4.0%

AMC Networks, Inc.
04/01/24	5.000%	$6,855,000	$6,940,688
CBS Radio, Inc. (a)
11/01/24	7.250%	1,370,000	1,423,088
MDC Partners, Inc. (a)
05/01/24	6.500%	19,685,000	16,781,462
Match Group, Inc.
06/01/24	6.375%	6,683,000	7,217,640
Netflix, Inc.
03/01/24	5.750%	2,594,000	2,820,975
02/15/25	5.875%	14,259,000	15,809,666
Netflix, Inc. (a)
11/15/26	4.375%	16,374,000	16,107,922
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	9,346,000	9,743,205
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	4,783,000	4,980,299
03/15/25	5.875%	6,483,000	6,742,320
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	6,433,000	6,537,536
Univision Communications, Inc. (a)
02/15/25	5.125%	16,564,000	16,605,410
Ziff Davis Media, Inc. (b)(c)(e)
12/15/11	0.000%	753,352	—
Total			111,710,211

Metals 2.3%

Alcoa Nederland Holding BV (a)
09/30/24	6.750%	2,814,000	2,912,490
09/30/26	7.000%	2,229,000	2,295,424
ArcelorMittal (f)
02/25/22	7.250%	10,097,000	11,449,998
Freeport-McMoRan, Inc.
03/01/22	3.550%	2,569,000	2,357,058
03/15/23	3.875%	6,417,000	5,791,343
11/14/24	4.550%	13,017,000	11,943,097
Novelis Corp. (a)
08/15/24	6.250%	2,909,000	3,025,360
09/30/26	5.875%	13,636,000	13,806,450
Teck Resources Ltd.
07/15/41	6.250%	2,426,000	2,401,740
Teck Resources Ltd. (a)
06/01/24	8.500%	5,924,000	6,857,030
Total			62,839,990

Midstream 7.5%

Cheniere Corpus Christi Holdings LLC (a)
06/30/24	7.000%	4,001,000	4,241,060
Energy Transfer Equity LP
06/01/27	5.500%	13,428,000	13,092,300
Hiland Partners Holdings LLC/Finance Corp. (a)
05/15/22	5.500%	7,536,000	7,828,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)

Holly Energy Partners LP/Finance Corp. (a)
08/01/24	6.000%	$1,292,000	$1,343,680
MPLX LP
02/15/23	5.500%	12,671,000	13,201,522
07/15/23	4.500%	10,057,000	10,345,736
12/01/24	4.875%	17,245,000	18,035,718
06/01/25	4.875%	2,851,000	2,974,021
Sabine Pass Liquefaction LLC
03/01/25	5.625%	23,683,000	25,060,166
Sabine Pass Liquefaction LLC (a)
06/30/26	5.875%	6,555,000	7,064,324
03/15/27	5.000%	4,181,000	4,254,168
Tallgrass Energy Partners LP/Finance Corp. (a)
09/15/24	5.500%	3,247,000	3,230,765
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	12,231,000	11,497,140
03/15/24	6.750%	8,778,000	9,392,460
Targa Resources Partners LP/Finance Corp. (a)
02/01/27	5.375%	17,916,000	17,916,000
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	2,124,000	2,267,370
10/15/22	6.250%	9,981,000	10,579,860
05/01/24	6.375%	4,108,000	4,416,100
Western Gas Partners LP
07/01/22	4.000%	5,561,000	5,717,220
06/01/25	3.950%	7,044,000	7,041,591
Williams Companies, Inc. (The)
01/15/23	3.700%	7,969,000	7,710,007
06/24/24	4.550%	23,239,000	23,645,682
Total			210,854,910

Oil Field Services 0.8%

SESI LLC
05/01/19	6.375%	4,324,000	4,269,950
12/15/21	7.125%	1,256,000	1,224,600
Weatherford International Ltd.
06/15/21	7.750%	10,101,000	10,202,010
06/15/23	8.250%	6,202,000	6,419,070
Total			22,115,630

Other Financial Institutions 0.1%

FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,496,900

Other Industry 0.2%

CB Richard Ellis Services, Inc.
03/15/25	5.250%	5,914,000	6,322,616

Packaging 2.7%

Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
05/15/23	4.625%	5,939,000	5,998,390
05/15/24	7.250%	9,985,000	10,534,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Ball Corp.
12/15/20	4.375%	$5,633,000	$5,992,104
Berry Plastics Corp.
10/15/22	6.000%	3,350,000	3,542,625
07/15/23	5.125%	8,530,000	8,679,275
Crown Americas LLC/Capital Corp. V (a)
09/30/26	4.250%	7,038,000	6,906,038
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	8,099,000	8,630,497
08/15/25	6.375%	3,482,000	3,821,495
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	9,058,000	9,375,030
Reynolds Group Issuer, Inc./LLC (a)
07/15/23	5.125%	10,633,000	10,915,412
Total			74,395,041

Pharmaceuticals 2.7%

Capsugel SA PIK (a)
05/15/19	7.000%	1,941,000	1,945,853
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	10,342,000	8,713,135
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	3,882,000	4,046,985
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	12,771,000	12,841,240
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	2,955,000	2,777,700
04/15/25	5.500%	2,832,000	2,619,600
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	14,825,000	12,934,812
07/15/21	7.500%	13,556,000	12,064,840
05/15/23	5.875%	14,528,000	11,440,800
04/15/25	6.125%	9,288,000	7,337,520
Total			76,722,485

Property & Casualty 0.2%

HUB International Ltd. (a)
02/15/21	9.250%	5,115,000	5,294,025
Lumbermens Mutual Casualty Co. (a)(e)
12/01/97	0.000%	4,600,000	460
Subordinated
12/01/37	0.000%	180,000	18
Lumbermens Mutual Casualty Co. (e)
Subordinated
07/01/26	0.000%	9,865,000	987
Total			5,295,490

Restaurants 0.4%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	11,203,000	11,679,128

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers 1.4%

Asbury Automotive Group, Inc.
12/15/24	6.000%	$7,030,000	$7,223,325
Group 1 Automotive, Inc.
06/01/22	5.000%	3,183,000	3,175,043
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	3,492,000	3,474,540
Hanesbrands, Inc. (a)
05/15/24	4.625%	3,794,000	3,858,024
Penske Automotive Group, Inc.
12/01/24	5.375%	4,282,000	4,303,410
05/15/26	5.500%	3,619,000	3,591,857
Rite Aid Corp. (a)
04/01/23	6.125%	13,023,000	13,739,265
Total			39,365,464

Technology 7.4%

Alliance Data Systems Corp. (a)
12/01/17	5.250%	8,453,000	8,600,927
04/01/20	6.375%	4,734,000	4,828,680
08/01/22	5.375%	14,153,000	13,622,262
Camelot Finance SA (a)
10/15/24	7.875%	3,633,000	3,714,743
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/15/23	5.450%	5,385,000	5,766,570
06/15/26	6.020%	13,725,000	14,961,005
Equinix, Inc.
01/01/22	5.375%	4,954,000	5,251,240
01/15/26	5.875%	19,753,000	21,114,377
First Data Corp. (a)
01/15/24	5.000%	5,028,000	5,103,420
01/15/24	5.750%	35,815,000	36,352,225
MSCI, Inc. (a)
08/15/25	5.750%	2,990,000	3,178,819
08/01/26	4.750%	3,710,000	3,737,825
Microsemi Corp. (a)
04/15/23	9.125%	5,656,000	6,518,540
NXP BV/Funding LLC (a)
09/01/22	3.875%	9,200,000	9,729,000
PTC, Inc.
05/15/24	6.000%	7,489,000	7,919,618
Qualitytech LP/Finance Corp.
08/01/22	5.875%	8,297,000	8,525,167
Quintiles IMS, Inc. (a)
11/01/20	6.000%	4,191,000	4,253,865
05/15/23	4.875%	6,621,000	6,827,906
10/15/26	5.000%	8,629,000	8,920,229
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	4,880,000	5,282,600
VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,986,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

04/01/25	5.250%	$7,160,000	$7,553,800
Zebra Technologies Corp.
10/15/22	7.250%	9,427,000	10,157,592
Total			207,906,770

Transportation Services 0.3%

Hertz Corp. (The)
01/15/21	7.375%	723,000	744,690
10/15/22	6.250%	1,445,000	1,481,125
Hertz Corp. (The) (a)
10/15/24	5.500%	5,614,000	5,450,633
Total			7,676,448

Wireless 6.9%

SBA Communications Corp. (a)
09/01/24	4.875%	22,690,000	22,690,000
SFR Group SA (a)
05/15/22	6.000%	18,098,000	18,556,241
05/01/26	7.375%	9,152,000	9,243,520
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,299,000	20,128,900
03/01/20	7.000%	29,218,000	31,774,575
Sprint Corp.
02/15/25	7.625%	14,250,000	13,786,875
T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	6,174,915
04/01/23	6.625%	9,185,000	9,760,716
01/15/24	6.500%	8,181,000	8,753,670
03/01/25	6.375%	2,446,000	2,621,819
01/15/26	6.500%	26,042,000	28,547,240
Wind Acquisition Finance SA (a)
07/15/20	4.750%	17,183,000	17,268,915
04/23/21	7.375%	2,439,000	2,506,073
Total			191,813,459

Wirelines 4.3%

CenturyLink, Inc.
06/15/21	6.450%	1,994,000	2,128,595
04/01/24	7.500%	18,576,000	19,342,260
Frontier Communications Corp.
07/01/21	9.250%	10,925,000	11,525,875
04/15/22	8.750%	3,075,000	3,036,562
09/15/22	10.500%	10,595,000	11,018,800
01/15/23	7.125%	5,000,000	4,496,875
01/15/25	6.875%	2,282,000	1,911,175
09/15/25	11.000%	14,380,000	14,723,682
Level 3 Communications, Inc.
12/01/22	5.750%	6,916,000	7,123,480
Level 3 Financing, Inc.
02/01/23	5.625%	2,494,000	2,562,585
01/15/24	5.375%	3,137,000	3,203,661
Level 3 Financing, Inc. (a)
03/15/26	5.250%	2,707,000	2,747,605
Level 3 Financing, Inc. (f)
01/15/18	4.407%	1,728,000	1,730,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Telecom Italia Capital SA
09/30/34	6.000%	$6,688,000	$6,654,560
Telecom Italia SpA (a)
05/30/24	5.303%	1,862,000	1,887,603
Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	24,041,000	25,310,846
Total			119,404,324
Total Corporate Bonds & Notes (Cost: $2,459,589,518)			$2,530,966,547

Convertible Bonds —%

Wirelines —%

At Home Corp. Subordinated (b)(c)(e)
06/12/15	0.000%	3,896,787	—

Total Convertible Bonds (Cost: $—)			$—

Foreign Government Obligations(g) 0.3%

Canada 0.3%

NOVA Chemicals Corp. (a)
05/01/25	5.000%	6,898,000	6,923,868

Total Foreign Government Obligations (Cost: $7,179,686)			$6,923,868

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.7%

Chemicals 0.2%

PQ Corp. Tranche B1 Term Loan (f)(h)
11/04/22	5.750%	6,288,092	6,280,232

Consumer Products 0.3%

Serta Simmons Holdings, LLC 2nd Lien Term Loan (d)(f)(h)
11/07/24	9.000%	8,616,780	8,676,064

Diversified Manufacturing 0.5%

Accudyne Industries Borrower SCA/LLC Term Loan (f)(h)
12/13/19	4.000%	5,384,000	4,942,081

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Diversified Manufacturing (continued)

Manitowoc Foodservice, Inc. Tranche B Term Loan (f)(h)
03/03/23	5.750%	$7,989,508	$8,094,410
Total			13,036,491

Independent Energy 0.2%

Chesapeake Energy Corp. Tranche A Term Loan (d)(f)(h)
08/23/21	8.500%	6,526,447	6,971,094

Media and Entertainment 0.3%

Match Group, Inc. Tranche B1 Term Loan (f)(h)
11/16/22	5.500%	4,143,750	4,167,079
UFC Holdings LLC 1st Lien Term Loan (f)(h)
08/18/23	5.000%	3,674,000	3,702,143
Total			7,869,222

Retailers 0.2%

Rite Aid Corp. Tranche 1 2nd Lien Term Loan (f)(h)
08/21/20	5.750%	5,972,000	5,988,781
Total Senior Loans (Cost: $47,953,895)			$48,821,884

Issuer		Shares	Value

Common Stocks —%

CONSUMER DISCRETIONARY —%

Media —%

Haights Cross Communications, Inc. (b)(i)		275,078	$—
Loral Space & Communications, Inc. (i)		101	3,919
Ziff Davis Holdings, Inc. (c)(i)		6,107	61
Total			3,980
TOTAL CONSUMER DISCRETIONARY			3,980

INDUSTRIALS —%

Commercial Services & Supplies —%

Quad/Graphics, Inc.		1,124	26,707
TOTAL INDUSTRIALS			26,707

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES —%

Independent Power and Renewable Electricity Producers —%

Calpine Corp. Escrow (b)(c)(i)	23,187,000	$—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $3,133,669)		$30,687

Warrants —%

CONSUMER DISCRETIONARY —%

Media —%

ION Media Networks, Inc. (b)(c)(i)	221	$—
ION Media Networks, Inc. (b)(c)(i)	223	—
Total		—
TOTAL CONSUMER DISCRETIONARY		—
Total Warrants (Cost: $1,137,893)		$—

	Shares	Value

Money Market Funds 5.9%

Columbia Short-Term Cash Fund, 0.463% (j)(k)	163,817,953	$163,817,953

Total Money Market Funds (Cost: $163,817,953)		$163,817,953

Total Investments
(Cost: $2,682,812,614) (l)		$2,750,560,939(m)
Other Assets & Liabilities, Net		45,284,350
Net Assets		$2,795,845,289

At October 31, 2016, cash totaling $268,650 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at October 31, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(199)	USD	(25,795,375)	12/2016	293,729	—

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $1,181,056,995 or 42.24% of net assets.

(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2016, the value of these securities amounted to $39,458, which represents less than 0.01% of net assets.

(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2016, the value of these securities amounted to $2,234,973, which represents 0.08% of net assets.

(f)	Variable rate security.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing investment.
(j)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	138,121,016	240,734,927	(215,038,872)	882	163,817,953	168,440	163,817,953

(l)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $2,682,813,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$99,724,000
Unrealized Depreciation	(31,976,000)
Net Unrealized Appreciation	$67,748,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	2,530,927,150	39,397		2,530,966,547
Convertible Bonds	—	—	0	(a)	0	(a)
Foreign Government Obligations	—	6,923,868	—		6,923,868
Senior Loans	—	48,821,884	—		48,821,884
Common Stocks
Consumer Discretionary	3,919	—	61		3,980
Industrials	26,707	—	—		26,707
Utilities	—	—	0	(a)	0	(a)
Total Common Stocks	30,626	—	61		30,687
Warrants
Consumer Discretionary	—	—	0	(a)	0	(a)
Investments measured at net asset value
Money Market Funds	—	—	—		163,817,953
Total Investments	30,626	2,586,672,902	39,458		2,750,560,939
Derivatives
Assets
Futures Contracts	293,729	—	—		293,729
Total	324,355	2,586,672,902	39,458		2,750,854,668

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, common stock, preferred stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds and common stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.3%
Automotive 0.2%
General Motors Co.
04/01/46	6.750%	$250,000	$306,814
Banking 0.9%
Bank of America Corp. Subordinated
01/22/25	4.000%	500,000	514,096
Citigroup, Inc. Subordinated
07/25/28	4.125%	1,000,000	1,024,850
Total			1,538,946
Electric 1.2%
Duke Energy Corp.
09/01/26	2.650%	430,000	418,400
FirstEnergy Corp.
11/15/31	7.375%	500,000	650,111
TransAlta Corp.
03/15/40	6.500%	1,000,000	936,157
Total			2,004,668
Finance Companies 0.5%
International Lease Finance Corp.
04/15/21	4.625%	750,000	782,812
Food and Beverage 0.4%
Molson Coors Brewing Co.
07/15/46	4.200%	700,000	699,813
Independent Energy 0.7%
Canadian Natural Resources Ltd.
02/01/39	6.750%	500,000	590,145
Murphy Oil Corp.
06/01/22	4.000%	150,000	141,593
Murphy Oil Corp. (a)
12/01/22	4.700%	500,000	474,365
Total			1,206,103
Metals 1.9%
Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	451,250
Glencore Finance Canada Ltd. (a)(b)
10/25/42	5.550%	500,000	486,250
Teck Resources Ltd.
02/01/43	5.400%	750,000	676,875
Vale Overseas Ltd.
01/11/22	4.375%	750,000	751,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Vale SA
09/11/42	5.625%	$1,000,000	$869,430
Total			3,235,680
Midstream 1.6%
Energy Transfer Partners LP
03/15/45	5.150%	750,000	698,331
Kinder Morgan Energy Partners LP
11/01/42	4.700%	750,000	695,869
Plains All American Pipeline LP/Finance Corp.
02/15/45	4.900%	750,000	712,247
Williams Partners LP
01/15/25	3.900%	500,000	498,680
Total			2,605,127
Oil Field Services 0.4%
Noble Holding International Ltd.
03/15/42	5.250%	1,250,000	706,250
Pharmaceuticals 0.3%
Shire Acquisitions Investments Ireland DAC
09/23/26	3.200%	500,000	490,987
Retailers 0.3%
Macys Retail Holdings, Inc.
01/15/21	3.450%	500,000	517,508
Technology 0.6%
Apple, Inc.
02/23/46	4.650%	845,000	931,312
Wirelines 2.3%
AT&T, Inc.
03/15/42	5.150%	500,000	516,045
AT&T, Inc. (b)
03/09/49	4.550%	500,000	470,896
CenturyLink, Inc.
04/01/17	6.000%	750,000	763,125
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	622,752
Telecom Italia Capital SA
06/04/38	7.721%	1,000,000	1,102,500
Verizon Communications, Inc.
08/21/46	4.862%	450,000	476,630
Total			3,951,948
Total Corporate Bonds & Notes (Cost: $18,873,356)			$18,977,968

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.1%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%		$202,234	$204,165
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $203,407)				$204,165

Asset-Backed Securities - Non-Agency 4.0%
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.731%		551,236	549,005
Carlyle Global Market Strategies CLO Series 2014-3A Class A2 (a)(b)
07/27/26	2.986%		1,000,000	1,001,557
Carlyle Global Market Strategies Series 2012-2AR Class B1R (a)(b)
07/20/23	2.981%		2,000,000	2,000,416
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(b)
04/20/25	2.531%		1,000,000	990,076
OZLM VII Ltd. Series 2014-7A Class A2A (a)(b)
07/17/26	2.930%		1,000,000	1,005,576
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A2 (a)(b)
11/14/26	3.217%		1,000,000	1,000,131
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.630%		206,545	204,952
Total Asset-Backed Securities - Non-Agency (Cost: $6,728,679)				$6,751,713

Inflation-Indexed Bonds(c) 81.6%
Brazil 5.1%
Brazil Notas do Tesouro Nacional
08/15/18	6.000%	BRL	24,251,248	7,669,602
08/15/40	6.000%	BRL	2,710,918	885,717
Total				8,555,319
Mexico 0.6%
Mexican Udibonos
11/15/40	4.000%	MXN	16,783,153	971,161

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (c) (continued)
New Zealand 1.2%
New Zealand Government Bond (b)
09/20/25	2.000%	NZD	$2,843,093	$2,112,657
United States 74.7%
U.S. Treasury Inflation-Indexed Bond
04/15/20	0.125%		1,028,490	1,048,051
01/15/22	0.125%		2,926,413	2,984,113
01/15/23	0.125%		26,869,095	27,254,049
01/15/24	0.625%		12,386,880	12,940,202
01/15/25	0.250%		20,083,380	20,349,264
07/15/25	0.375%		2,843,792	2,919,195
01/15/27	2.375%		8,061,727	9,801,069
01/15/28	1.750%		12,646,480	14,672,244
02/15/42	0.750%		23,876,384	24,025,420
02/15/43	0.625%		3,378,478	3,304,144
U.S. Treasury Inflation-Indexed Bond(i)
01/15/29	2.500%		5,328,597	6,692,404
Total				125,990,155
Total Inflation-Indexed Bonds (Cost: $134,025,213)				$137,629,292

Foreign Government Obligations(d) 0.1%
Netherlands 0.1%
Petrobras Global Finance BV
05/20/43	5.625%		250,000	196,425
Total Foreign Government Obligations (Cost: $230,575)				$196,425

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
U.S. Treasury 10-Year Note
	700	131.50	11/25/16	65,625
Total Options Purchased Calls (Cost: $82,512)				$65,625

			Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.463% (e)(f)			3,475,885	3,475,885
Total Money Market Funds (Cost: $3,475,885)				$3,475,885

Total Investments
(Cost: $163,619,627) (g)				$167,301,073(h)
Other Assets & Liabilities, Net				1,374,684
Net Assets				$168,675,757

At October 31, 2016, securities and cash totaling $1,290,941 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	11/16/2016	1,525,000 EUR	1,705,179 USD	30,170	—
Barclays	11/16/2016	6,500,000 NOK	796,730 USD	10,014	—
Barclays	11/16/2016	2,947,927 USD	23,750,000 NOK	—	(73,388)
Citi	11/16/2016	1,000,000 AUD	766,947 USD	6,527	—
Citi	11/16/2016	25,000 CAD	18,896 USD	255	—
Citi	11/16/2016	925,000,000 KRW	827,666 USD	19,277	—
Citi	11/16/2016	3,306,896 USD	4,375,000 AUD	19,941	—
Citi	11/16/2016	434,614 USD	3,500,000 NOK	—	(10,998)
Credit Suisse	11/16/2016	25,000 EUR	27,947 USD	488	—
Credit Suisse	11/16/2016	5,381,000 NZD	3,836,814 USD	—	(8,928)
Deutsche Bank	11/16/2016	896 USD	2,755 TRY	—	(8)
Standard Chartered	11/16/2016	25,000,000 MXN	1,335,511 USD	15,042	—
Standard Chartered	11/16/2016	18,000,000 MXN	949,257 USD	—	(1,481)
Standard Chartered	11/16/2016	3,278,994 USD	63,396,070 MXN	69,507	—
State Street	11/16/2016	20,987,000 BRL	6,425,197 USD	—	(121,109)
Total				171,221	(215,912)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	230	USD	27,783,281	12/2016	—	(150,039)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	(21)	USD	(4,580,953)	12/2016	5,244	—
U.S. Treasury Ultra 10-Year Note	(132)	USD	(18,680,062)	12/2016	363,781	—
U.S. Treasury Ultra 10-Year Note	(36)	USD	(5,094,562)	12/2016	98,741	—
U.S. Ultra Bond	(33)	USD	(5,805,938)	12/2016	350,036	—
Total			(34,161,515)		817,802	—

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay FixedNotional Rate (%)Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000 USD	20,000,000	12,918	—

Interest Rate Swap Contracts Outstanding at October 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.785%	10/21/2018	USD	4,000,000	—	—	—	(84,992)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	12/03/2018	USD	10,000,000	—	—	—	(139,787)
Goldman Sachs	U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	12/08/2018	USD	10,000,000	—	—	—	(111,764)
Goldman Sachs	U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	01/14/2021	USD	10,000,000	—	—	193,683	—
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.895%	09/24/2018	USD	1,000,000	—	—	—	(27,983)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.870%	10/08/2018	USD	5,000,000	—	—	—	(130,149)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	01/13/2021	USD	20,000,000	—	—	343,438	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	01/09/2025	USD	10,000,000	—	—	—	(61,414)
Total						—	—	537,121	(556,089)

Cleared Interest Rate Swap Contracts Outstanding at October 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.782%	08/22/2046	USD	2,500,000	170,469	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.761%	09/30/2046	USD	1,500,000	113,715	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.785%	10/03/2046	USD	1,000,000	70,309	—
Total						354,493	—

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $9,821,516 or 5.82% of net assets.

(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,711	10,192,602	(6,736,427)	(1)	3,475,885	1,200	3,475,885

(g)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $163,620,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,553,000
Unrealized Depreciation	(1,872,000)
Net Unrealized Appreciation	$3,681,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	18,977,968	—	18,977,968
Residential Mortgage-Backed Securities - Non-Agency	—	204,165	—	204,165
Asset-Backed Securities - Non-Agency	—	6,751,713	—	6,751,713
Inflation-Indexed Bonds	—	137,629,292	—	137,629,292
Foreign Government Obligations	—	196,425	—	196,425
Options Purchased Calls	65,625	—	—	65,625
Investments measured at net asset value
Money Market Funds	—	—	—	3,475,885
Total Investments	65,625	163,759,563	—	167,301,073
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	171,221	—	171,221
Futures Contracts	817,802	—	—	817,802
Swap Contracts	—	904,532	—	904,532
Liabilities
Forward Foreign Currency Exchange Contracts	—	(215,912)	—	(215,912)
Futures Contracts	(150,039)	—	—	(150,039)
Swap Contracts	—	(556,089)	—	(556,089)
Total	733,388	164,063,315	—	168,272,588

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Limited Duration Credit Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.1%
Aerospace & Defense 1.1%
BAE Systems Holdings, Inc. (a)
10/07/24	3.800%	$2,860,000	$2,998,810
L-3 Communications Corp.
05/28/17	1.500%	2,675,000	2,677,868
02/15/21	4.950%	2,654,000	2,905,018
Total			8,581,696
Banking 0.6%
Goldman Sachs Group, Inc. (The)
04/25/21	2.625%	4,380,000	4,426,752

Cable and Satellite 0.7%
Comcast Corp.
01/15/17	6.500%	5,695,000	5,759,325

Diversified Manufacturing 0.9%
United Technologies Corp.
06/01/17	1.800%	6,860,000	6,894,485

Electric 13.3%
CMS Energy Corp.
03/15/22	5.050%	11,119,000	12,575,667
DTE Energy Co.
10/01/19	1.500%	7,815,000	7,774,159
06/15/22	3.300%	10,860,000	11,401,838
Duke Energy Corp.
10/15/23	3.950%	1,005,000	1,090,307
Emera US Finance LP (a)
06/15/21	2.700%	2,775,000	2,824,162
Indiana Michigan Power Co.
03/15/23	3.200%	1,000,000	1,034,052
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	7,645,000	7,664,326
09/01/18	1.649%	2,130,000	2,134,763
Oncor Electric Delivery Co. LLC
06/01/19	2.150%	6,650,000	6,727,672
PPL Capital Funding, Inc.
12/01/22	3.500%	5,746,000	6,052,515
06/01/23	3.400%	8,465,000	8,816,187
Pacific Gas & Electric Co.
06/15/23	3.250%	1,366,000	1,434,375
11/15/23	3.850%	3,200,000	3,485,098
Progress Energy, Inc.
04/01/22	3.150%	12,162,000	12,641,864
TransAlta Corp.
06/03/17	1.900%	18,215,000	18,194,289
Total			103,851,274
Food and Beverage 22.4%
Anheuser-Busch InBev Finance, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
01/17/23	2.625%	$4,545,000	$4,585,351
02/01/23	3.300%	9,355,000	9,763,729
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	12,390,000	12,426,439
ConAgra Foods, Inc.
01/25/23	3.200%	16,530,000	16,928,241
Diageo Capital PLC
05/11/17	1.500%	12,595,000	12,628,238
General Mills, Inc.
10/20/17	1.400%	2,260,000	2,267,049
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	13,386,000	14,504,962
Heineken NV (a)
10/01/17	1.400%	13,705,000	13,722,775
Kraft Heinz Foods Co.
06/30/17	1.600%	5,360,000	5,371,090
Kraft Heinz Foods Co
06/05/17	2.250%	14,520,000	14,596,637
Molson Coors Brewing Co.
05/01/17	2.000%	14,895,000	14,955,280
07/15/21	2.100%	3,035,000	3,022,942
Mondelez International Holdings Netherlands BV (a)
10/28/19	1.625%	5,940,000	5,921,135
PepsiCo, Inc.
06/01/18	5.000%	3,580,000	3,795,140
SABMiller Holdings, Inc. (a)
01/15/17	2.450%	6,266,000	6,284,272
Tyson Foods, Inc.
08/15/19	2.650%	3,879,000	3,965,362
06/15/22	4.500%	4,220,000	4,627,584
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	15,695,000	15,929,060
10/21/19	2.900%	9,877,000	10,170,060
Total			175,465,346
Healthcare Insurance 1.7%
Aetna, Inc.
06/15/21	2.400%	3,915,000	3,950,521
UnitedHealth Group, Inc.
11/15/16	1.875%	9,000,000	9,003,373
Total			12,953,894
Independent Energy 1.6%
Canadian Natural Resources Ltd.
05/15/17	5.700%	2,720,000	2,778,684
Cimarex Energy Co.
05/01/22	5.875%	4,321,000	4,512,999
Continental Resources, Inc.
09/15/22	5.000%	5,619,000	5,506,620
Total			12,798,303

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/43	5.200%	$1,840,000	$1,753,077

Life Insurance 6.3%
Five Corners Funding Trust (a)
11/15/23	4.419%	14,230,000	15,413,054
MetLife, Inc.
09/15/23	4.368%	11,415,000	12,646,804
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	2,315,000	2,323,380
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	18,200,000	18,719,155
Total			49,102,393
Media and Entertainment 6.1%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	2,700,000	2,761,249
06/15/20	2.800%	11,848,000	12,085,884
Sky PLC (a)
11/26/22	3.125%	17,103,000	17,385,114
Thomson Reuters Corp.
02/23/17	1.300%	6,629,000	6,631,585
10/15/19	4.700%	7,960,000	8,563,464
Total			47,427,296
Midstream 10.0%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	8,170,000	8,436,799
Enterprise Products Operating LLC
04/15/21	2.850%	2,240,000	2,303,352
Kinder Morgan Energy Partners LP
02/15/23	3.450%	11,547,000	11,556,676
05/01/24	4.300%	730,000	754,611
Northwest Pipeline LLC
04/15/17	5.950%	13,565,000	13,811,083
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	10,533,000	10,909,281
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	1,340,000	1,291,519
10/15/23	3.850%	15,311,000	15,526,028
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	6,293,000	6,840,233
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	6,860,000	6,975,104
Total			78,404,686
Natural Gas 2.2%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	9,639,000	10,057,419

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas (continued)
Sempra Energy
10/01/22	2.875%	$7,382,000	$7,572,434
Total			17,629,853
Oil Field Services 0.4%
Noble Holding International Ltd.
03/15/42	5.250%	5,123,000	2,894,495

Pharmaceuticals 8.3%
Actavis Funding SCS
06/15/17	1.300%	13,390,000	13,393,374
03/15/22	3.450%	8,650,000	8,980,439
Amgen, Inc.
06/01/17	5.850%	12,235,000	12,567,413
Gilead Sciences, Inc.
12/01/16	3.050%	7,485,000	7,496,814
Pfizer, Inc.
03/30/17	6.050%	12,500,000	12,761,338
Shire Acquisitions Investments Ireland DAC
09/23/21	2.400%	5,575,000	5,531,760
Teva Pharmaceutical Finance III BV
07/21/21	2.200%	4,170,000	4,119,664
Total			64,850,802
Property & Casualty 4.3%
Alleghany Corp.
06/27/22	4.950%	9,189,000	10,107,229
Berkshire Hathaway, Inc.
08/15/18	1.150%	4,265,000	4,258,790
CNA Financial Corp.
05/15/24	3.950%	8,315,000	8,665,635
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	465,000	521,221
06/15/23	4.250%	9,739,000	10,520,000
Total			34,072,875
Refining 1.1%
Phillips 66
05/01/17	2.950%	8,365,000	8,450,373

Restaurants 0.6%
McDonald’s Corp.
03/15/17	5.300%	4,570,000	4,645,693

Retailers 1.2%
CVS Health Corp.
12/05/16	1.200%	4,709,000	4,709,848
06/01/21	2.125%	4,595,000	4,595,400
Total			9,305,248

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.6%
Cisco Systems, Inc.
09/20/19	1.400%	$4,750,000	$4,752,408

Transportation Services 2.8%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	6,980,000	7,293,779
08/16/21	4.500%	15,000	16,469
12/01/21	2.600%	2,450,000	2,477,905
10/15/22	3.300%	5,805,000	6,036,834
11/01/23	2.700%	4,965,000	4,920,345
11/15/24	3.850%	1,400,000	1,486,576
Total			22,231,908
Wirelines 3.7%
AT&T, Inc.
06/30/22	3.000%	14,662,000	14,867,121
Verizon Communications, Inc.
06/09/17	1.350%	14,160,000	14,174,132
Total			29,041,253
Total Corporate Bonds & Notes (Cost: $695,999,123)			$705,293,435

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 2.2%
U.S. Treasury
04/30/18	0.750%	$16,000,000	$15,988,128
07/31/21	1.125%	1,600,000	1,585,750
Total U.S. Treasury Obligations (Cost: $17,599,940)			$17,573,878

		Shares	Value

Money Market Funds 7.7%
Columbia Short-Term Cash Fund, 0.463% (b)(c)		60,407,995	$60,407,995
Total Money Market Funds (Cost: $60,408,190)			$60,407,995

Total Investments
(Cost: $774,007,253) (d)			$783,275,308(e)
Other Assets & Liabilities, Net			(118,981)
Net Assets			$783,156,327

At October 31, 2016, cash totaling $1,465,849 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	431	USD	52,063,453	12/2016	—	(116,521)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	(912)	USD	(118,218,000)	12/2016	1,487,688	—
U.S. Treasury 2-Year Note	(200)	USD	(43,628,125)	12/2016	2,003	—
U.S. Treasury Ultra 10-Year Note	(140)	USD	(19,812,188)	12/2016	235,343	—
U.S. Ultra Bond	(14)	USD	(2,463,125)	12/2016	75,226	—
U.S. Ultra Bond	(1)	USD	(175,938)	12/2016	5,936	—
Total			(184,297,376)		1,806,196	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $166,444,172 or 21.25% of net assets.

(b)	The rate shown is the seven-day current annualized yield at October 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	73,553,306	157,766,536	(170,911,652)	60,408,190	81,853	60,407,995

(d)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $774,007,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,971,000
Unrealized Depreciation	(703,000)
Net Unrealized Appreciation	$9,268,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	705,293,435	—	705,293,435
U.S. Treasury Obligations	17,573,878	—	—	17,573,878
Investments measured at net asset value
Money Market Funds	—	—	—	60,407,995
Total Investments	17,573,878	705,293,435	—	783,275,308
Derivatives
Assets
Futures Contracts	1,806,196	—	—	1,806,196
Liabilities
Futures Contracts	(116,521)	—	—	(116,521)
Total	19,263,553	705,293,435	—	784,964,983

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 99.5%
AIRPORT 5.3%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,290,400
Subordinated Series 2016B
01/01/22	5.000%	3,145,000	3,707,357
01/01/23	5.000%	3,000,000	3,602,490
01/01/24	5.000%	4,695,000	5,736,116
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,532,122
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,438,240
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/30	5.000%	1,000,000	1,156,110
01/01/31	5.000%	750,000	864,683
Series 2014A
01/01/34	5.000%	1,000,000	1,158,800
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,898,313
Total			31,384,631
ASSISTED LIVING 1.6%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/32	5.000%	325,000	345,127
11/01/42	5.000%	1,250,000	1,317,838
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	4,000,000	4,119,320
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/36	5.250%	3,000,000	2,910,060
St. Cloud Housing & Redevelopment Authority (b)
Refunding Revenue Bonds
Sanctuary at St. Cloud Project
Series 2017
08/01/36	5.500%	1,000,000	970,920
Total			9,663,265
CHARTER SCHOOLS 3.3%
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project
Series 2015
03/01/34	5.000%	1,000,000	1,052,830
03/01/39	5.000%	2,000,000	2,085,680
City of Cologne

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CHARTER SCHOOLS (CONTINUED)
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/34	5.000%	$500,000	$540,245
07/01/45	5.000%	2,070,000	2,215,273
City of Deephaven Refunding Revenue Bonds Eagle Ridge Academy Project Series 2015
07/01/50	5.500%	1,500,000	1,652,940
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/32	5.000%	220,000	235,569
12/01/43	5.000%	1,500,000	1,594,935
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/27	5.000%	290,000	313,841
06/01/32	5.000%	300,000	322,113
06/01/43	5.000%	1,000,000	1,065,880
Series 2014A
06/01/47	5.000%	1,600,000	1,698,880
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/43	5.000%	3,000,000	3,207,510
Nova Classical Academy Project
Series 2016
09/01/36	4.000%	1,000,000	995,890
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	203,578
03/01/43	4.625%	1,000,000	1,030,660
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/41	4.000%	750,000	730,395
08/01/46	4.250%	1,000,000	1,001,530
Total			19,947,749
HEALTH SERVICES 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/41	5.000%	1,600,000	1,697,296
Series 2014
11/01/44	5.000%	500,000	567,235
Total			2,264,531
HIGHER EDUCATION 11.2%
City of Moorhead
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Concordia College Corp. Project
Series 2016
12/01/34	5.000%	$1,155,000	$1,326,552
12/01/40	5.000%	1,350,000	1,535,638
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
St. Olaf College
8th Series 2015G
12/01/31	5.000%	740,000	884,833
12/01/32	5.000%	1,000,000	1,190,360
Series 2016-8N
10/01/34	4.000%	1,500,000	1,649,430
10/01/35	4.000%	500,000	547,545
University of St. Thomas
Series 2016-8-L
04/01/35	5.000%	750,000	876,262
04/01/39	4.000%	2,000,000	2,159,560
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	278,292
05/01/37	5.500%	6,000,000	6,055,380
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,128,400
College of St. Benedict
7th Series 2011M
03/01/31	5.000%	300,000	324,333
03/01/36	5.125%	275,000	296,478
Series 2008V
03/01/18	5.000%	500,000	523,055
Series 2016-8-K
03/01/43	4.000%	1,000,000	1,051,690
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	923,227
12/01/35	5.250%	1,000,000	1,064,550
Series 2011-7J
12/01/40	6.300%	1,800,000	1,990,422
Series 2012
12/01/27	4.250%	350,000	372,666
12/01/32	4.000%	350,000	358,925
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	535,200
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,150,960
10/01/40	6.000%	4,000,000	4,566,240
St. Catherine University
7th Series 2012Q
10/01/25	5.000%	325,000	374,735
10/01/26	5.000%	280,000	321,675
10/01/27	5.000%	200,000	228,874
10/01/32	5.000%	700,000	787,073
St. John’s University
6th Series 2008U
10/01/28	4.750%	1,000,000	1,060,190
St. Johns University

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2015-8-1
10/01/31	5.000%	$370,000	$440,259
10/01/32	5.000%	645,000	762,409
10/01/33	5.000%	350,000	412,496
10/01/34	5.000%	380,000	445,554
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008
03/01/23	4.750%	730,000	753,776
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,095,730
Series 2011A
12/01/31	5.250%	5,000,000	5,790,250
Series 2011D
12/01/36	5.000%	5,985,000	6,937,573
Series 2016A
04/01/32	5.000%	2,000,000	2,452,920
04/01/33	5.000%	1,725,000	2,105,845
04/01/34	5.000%	1,855,000	2,255,810
04/01/37	5.000%	3,210,000	3,873,571
04/01/41	5.000%	3,150,000	3,780,693
Total			66,669,431
HOSPITAL 18.5%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	475,000	476,596
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	432,484
04/01/24	4.000%	745,000	804,511
04/01/26	4.000%	500,000	534,110
04/01/31	4.000%	1,450,000	1,526,415
City of Maple Grove
Refunding Revenue Bonds
North Memorial Health Care
Series 2015
09/01/32	5.000%	1,000,000	1,157,510
09/01/35	4.000%	1,500,000	1,578,660
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,005,577
05/01/20	5.000%	1,000,000	1,020,580
05/01/21	5.000%	1,500,000	1,530,510
05/01/37	5.250%	6,610,000	6,718,668
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,132,530

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
08/15/35	5.250%	$2,275,000	$2,564,721
City of Minneapolis Refunding Revenue Bonds Fairview Health Services Series 2015A
11/15/44	5.000%	4,725,000	5,419,906
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/36	5.000%	3,000,000	3,946,920
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	2,560,000	2,946,816
Olmsted Medical Center Project
Series 2010
07/01/30	5.875%	1,950,000	2,217,286
Series 2013
07/01/24	5.000%	300,000	358,281
07/01/27	5.000%	245,000	288,066
07/01/28	5.000%	225,000	263,102
07/01/33	5.000%	650,000	741,481
City of Shakopee Refunding Revenue Bonds St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	1,000,000	1,152,220
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/24	5.000%	1,400,000	1,718,892
Centracare Health
Series 2016A
05/01/37	4.000%	3,175,000	3,419,443
05/01/46	5.000%	2,500,000	2,910,650
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/30	5.125%	315,000	350,828
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,028,380
Series 2012
07/01/34	5.000%	750,000	809,407
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	1,969,469
03/01/21	5.375%	1,045,000	1,060,874
County of Chippewa (b)
Refunding Revenue Bonds
Montevideo Hospital Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2016
03/01/37	4.000%	$7,660,000	$7,754,295
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,027,370
11/01/37	5.750%	2,250,000	2,310,435
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/27	5.000%	2,500,000	2,905,900
11/15/44	5.000%	1,000,000	1,114,540
HealthPartners Obligation Group
Series 2015
07/01/33	5.000%	3,000,000	3,509,700
07/01/35	4.000%	10,630,000	11,418,852
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,067,876
Series 2009A-1
11/15/29	5.250%	7,000,000	7,828,730
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	7,952,302
02/01/29	5.000%	3,000,000	3,196,680
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,761,240
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,785,419
Total			110,718,232
JOINT POWER AUTHORITY 9.9%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/19	5.000%	1,925,000	2,074,072
01/01/42	5.000%	1,500,000	1,682,190
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	296,173
12/01/25	5.000%	400,000	473,664
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/32	5.000%	250,000	292,870
10/01/33	5.000%	250,000	291,898

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Series 2014A
10/01/35	5.000%	$1,000,000	$1,159,070
Revenue Bonds
Series 2010A
10/01/35	5.250%	7,000,000	7,880,250
Series 2016
10/01/41	4.000%	1,000,000	1,076,310
10/01/47	5.000%	500,000	584,165
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01/01/21	5.000%	3,500,000	3,656,065
Series 2013A
01/01/30	5.000%	340,000	390,170
01/01/31	5.000%	460,000	524,483
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/35	5.000%	1,000,000	1,179,400
01/01/41	5.000%	2,550,000	2,984,953
01/01/46	5.000%	2,000,000	2,328,880
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,030,760
Southern Minnesota Municipal Power Agency (c)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,832,400
01/01/26	0.000%	10,000,000	8,249,700
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/29	5.000%	1,200,000	1,417,008
01/01/30	5.000%	1,000,000	1,173,210
Series 2015A
01/01/36	5.000%	1,000,000	1,182,960
Revenue Bonds
Series 2014A
01/01/40	5.000%	1,000,000	1,154,560
01/01/46	5.000%	9,025,000	10,381,728
Total			59,296,939
LOCAL APPROPRIATION 2.4%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	1,961,868
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/29	5.000%	1,200,000	1,390,488
02/01/34	5.000%	1,200,000	1,361,976
02/01/39	5.000%	1,300,000	1,460,121
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
02/01/34	5.000%	$1,000,000	$1,156,230
02/01/42	4.000%	5,250,000	5,536,597
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/29	4.000%	500,000	552,015
05/01/30	4.000%	450,000	494,527
05/01/31	4.000%	450,000	492,737
Total			14,406,559
LOCAL GENERAL OBLIGATION 7.3%
Burnsville-Eagan-Savage Independent School District No. 191 Unlimited General Obligation Bonds School Building Series 2015A
02/01/31	4.000%	4,820,000	5,348,224
Centennial Independent School District No. 12 (c)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	741,823
02/01/33	0.000%	750,000	433,305
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,145,370
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	524,560
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,239,843
Duluth Independent School District No. 709 Refunding Certificate of Participation Series 2016A (School District Credit Enhancement Program)
02/01/28	4.000%	1,500,000	1,677,720
Farmington Independent School District No. 192 Unlimited General Obligation Refunding Bonds Series 2015A (School District Credit Enhancement Program)
02/01/26	5.000%	4,155,000	5,039,807
Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,483,706
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
School Building
Series 2014A
02/01/30	5.000%	$500,000	$600,900
02/01/31	5.000%	1,140,000	1,363,429
Monticello Independent School District No. 88 Unlimited General Obligation Bonds School Building Series 2016A (School District Credit Enhancement Program)
02/01/31	4.000%	1,735,000	1,927,481
Monticello Independent School District No. 882 Unlimited General Obligation Bonds School Building Series 2016A (School District Credit Enhancement Program)
02/01/30	4.000%	1,000,000	1,118,780
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/31	4.000%	1,605,000	1,776,109
02/01/32	4.000%	1,775,000	1,950,494
Sartell-St. Stephen Independent School District No. 748 (c)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/32	0.000%	1,565,000	994,104
02/01/33	0.000%	2,585,000	1,556,558
02/01/34	0.000%	1,500,000	871,380
South Washington County Independent School District No. 833 Unlimited General Obligation Bonds School Building Series 2016A
02/01/31	4.000%	4,000,000	4,464,640
Waconia Independent School District No. 110 Unlimited General Obligation Refunding Bonds Series 2015A
02/01/25	5.000%	3,470,000	4,209,179
Total			43,467,412
MULTI-FAMILY 3.3%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,636,150
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,571,760
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Senior Series 2010
12/01/26	5.750%	$1,000,000	$1,019,740
12/01/30	6.000%	3,000,000	3,063,180
City of Crystal Revenue Bonds Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,575,400
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/45	7.000%	2,000,000	2,183,560
Oakgreen Commons Project Memory
Series 2013
08/01/43	6.500%	1,000,000	1,092,050
City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,296,940
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015
07/01/45	5.500%	2,500,000	2,551,475
Total			19,990,255
MUNICIPAL POWER 0.4%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/27	4.000%	1,000,000	1,142,580
12/01/28	4.000%	950,000	1,074,478
Total			2,217,058
NURSING HOME 3.9%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/34	6.875%	2,765,000	2,955,260
Series 2011A
11/01/40	7.000%	1,000,000	1,106,330
11/01/46	7.000%	1,000,000	1,096,980
City of Oak Park Heights Refunding Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,643,821
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	849,702

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME (CONTINUED)
09/01/36	6.250%	$925,000	$935,897
09/01/42	6.375%	2,435,000	2,463,879
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,569,075
Dakota County Community Development Agency Revenue Bonds Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,107,120
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	1,200,000	1,263,180
05/01/48	5.125%	6,250,000	6,597,937
Total			23,589,181
OTHER BOND ISSUE 0.4%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/27	4.000%	100,000	110,830
06/01/28	4.000%	170,000	186,591
06/01/29	4.000%	165,000	180,221
06/01/30	4.000%	125,000	136,211
06/01/31	4.000%	100,000	108,100
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,623,690
Total			2,345,643
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	263,125
08/01/36	5.700%	1,250,000	1,313,913
Total			1,577,038
POOL / BOND BANK 0.6%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/30	6.250%	1,000,000	1,172,010
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
Series 2007-2A AMT
06/01/22	5.125%	$1,035,000	$1,053,351
06/01/28	5.000%	1,500,000	1,518,630
Total			3,743,991
PREP SCHOOL 1.3%
County of Rice Revenue Bonds Shattuck-St. Mary’s School Series 2015A (d)
08/01/22	5.000%	2,500,000	2,686,900
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,171,500
Total			7,858,400
REFUNDED / ESCROWED 9.1%
City of Minneapolis
Prerefunded 08/01/18 Revenue Bonds
National Marrow Donor Program
Series 2010
08/01/25	4.875%	3,000,000	3,206,910
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/32	6.750%	5,240,000	5,853,919
City of North Oaks
Prerefunded 10/01/17 Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,309,888
10/01/33	6.000%	3,000,000	3,143,730
10/01/47	6.250%	1,265,000	1,328,490
City of St. Cloud Prerefunded 05/01/20 Revenue Bonds CentraCare Health System Series 2010
05/01/30	5.125%	4,685,000	5,333,591
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,236,520
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,201,472
Duluth Independent School District No. 709 Prerefunded 02/01/19 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,336,120
Housing & Redevelopment Authority of The City of St. Paul

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	$1,500,000	$1,864,200
Prerefunded 11/15/16 Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,000,000	4,006,960
Minnesota Higher Education Facilities Authority Prerefunded 04/01/17 Revenue Bonds University of St. Thomas 6th Series 2009X
04/01/39	5.250%	6,000,000	6,113,580
Northern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,669,470
Territory of Guam Prerefunded 12/01/19 Revenue Bonds Section 30 Series 2009A (e)
12/01/34	5.750%	3,500,000	3,999,275
Total			54,604,125
RETIREMENT COMMUNITIES 3.4%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/50	6.125%	2,500,000	2,685,650
City of Hayward Refunding Revenue Bonds St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	2,079,600
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,023,660
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/41	4.250%	5,000,000	4,878,150
10/01/47	5.000%	2,000,000	2,098,800
City of Rochester Revenue Bonds Homestead Rochester, Inc. Project Series 2015
12/01/49	5.000%	2,200,000	2,323,244

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Dakota County Community Development Agency Refunding Revenue Bonds Walker Highviews Hills LLC Series 2016 (d)
08/01/51	5.000%	$1,500,000	$1,522,335
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,517,100
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,129,940
Total			20,258,479
SALES TAX 1.3%
City of St. Paul Revenue Bonds Series 2014G
11/01/32	5.000%	1,250,000	1,468,388
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,377,783
12/15/29	5.000%	1,825,000	1,906,085
Total			7,752,256
SINGLE FAMILY 2.4%
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2011A (GNMA)
12/01/27	4.450%	525,000	566,654
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/46	3.500%	2,895,000	3,077,675
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	115,000	118,650
Series 2009
01/01/40	5.100%	575,000	602,387
Series 2016 (GNMA/FNMA)
02/01/46	2.950%	7,751,360	7,873,986
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing
Series 2015E AMT
01/01/46	3.500%	1,815,000	1,904,951
Total			14,144,303

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 0.3%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/22	5.000%	$175,000	$175,455
02/01/27	5.000%	225,000	225,860
Territory of Guam Revenue Bonds Series 2011A (e)
01/01/42	5.125%	1,200,000	1,299,636
Total			1,700,951
SPECIAL PROPERTY TAX 0.4%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,250,000	2,289,712
STATE APPROPRIATED 5.6%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/25	5.000%	7,600,000	8,959,868
03/01/28	5.000%	3,000,000	3,519,690
03/01/29	5.000%	4,250,000	4,967,655
Revenue Bonds
Appropriation
Series 2014A
06/01/38	5.000%	8,880,000	10,319,182
University of Minnesota Revenue Bonds State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,829,200
Total			33,595,595
STATE GENERAL OBLIGATION 6.5%
State of Minnesota
Refunding Unlimited General Obligation Bonds
Series 2016D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
08/01/22	5.000%	$5,000,000	$6,036,850
Unlimited General Obligation Bonds
Series 2015A
08/01/30	5.000%	5,000,000	6,193,900
State Trunk Highway
Series 2011B
10/01/17	5.000%	5,000,000	5,196,300
Unlimited General Obligation Refunding Bonds
Series 2015D
08/01/24	5.000%	5,220,000	6,541,391
Unrefunded Unlimited General Obligation Bonds
Series 2011A
10/01/18	5.000%	2,660,000	2,869,395
Various Purpose
Series 2012
08/01/17	5.000%	8,585,000	8,862,381
08/01/29	4.000%	2,975,000	3,308,706
Total			39,008,923
TRANSPORTATION 0.4%
Virgin Islands Public Finance Authority Revenue Bonds Series 2015 (d)(e)
09/01/33	5.000%	2,000,000	2,211,760
Total Municipal Bonds (Cost: $563,924,095)			$594,706,419

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority (f)
Revenue Bonds
Children’s Hospitals Clinics
VRDN Series 2007A (AGM)
08/15/37	0.530%	850,000	850,000
VRDN Series 2009B-1
11/15/35	0.520%	600,000	600,000
Total Floating Rate Notes (Cost: $1,450,000)			$1,450,000
Total Investments
(Cost: $565,374,095) (g)			$596,156,419(h)
Other Assets & Liabilities, Net			1,324,031
Net Assets			$597,480,450

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Zero coupon bond.

(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $6,420,995 or 1.07% of net assets.

(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $7,510,671 or 1.26% of net assets.

(f)	Variable rate security.
(g)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $565,374,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,867,000
Unrealized Depreciation	(1,085,000)
Net Unrealized Appreciation	$30,782,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	594,706,419	—	594,706,419
Floating Rate Notes	—	1,450,000	—	1,450,000
Total Investments	—	596,156,419	—	596,156,419

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 1.3%
MetLife Short Term Funding LLC
11/02/16	0.330%	$63,000,000	$62,998,866
12/05/16	0.620%	46,000,000	45,972,538
MetLife Short Term Funding LLC (a)
11/03/16	0.320%	19,000,000	18,999,506
11/04/16	0.320%	25,000,000	24,999,125
Total Asset-Backed Commercial Paper (Cost: $152,980,534)			$152,970,035

Commercial Paper 30.6%
Banking 6.5%
BNP Paribas Finance, Inc.
11/01/16	0.330%	350,000,000	349,996,850
Scotiabanc, Inc.
11/28/16	0.560%	85,000,000	84,963,620
Toronto Dominion Holdings USA, Inc.
12/01/16	0.620%	50,000,000	49,973,550
12/02/16	0.620%	100,000,000	99,945,400
12/05/16	0.620%	40,000,000	39,976,120
12/13/16	0.620%	50,000,000	49,963,350
01/05/17	0.800%	100,000,000	99,854,900
Total			774,673,790

Finance Companies 3.2%
GE Capital Treasury LLC
01/12/17	0.800%	150,000,000	149,759,250
01/18/17	0.610%	100,000,000	99,868,100
01/19/17	0.800%	40,000,000	39,929,640
01/20/17	0.800%	100,000,000	99,821,900
Total			389,378,890

Integrated Energy 4.8%
Chevron Corp.
11/01/16	0.330%	75,000,000	74,999,325
Chevron Corp. (a)
11/15/16	0.430%	100,000,000	99,982,400
Exxon Mobil Corp.
11/03/16	0.320%	100,000,000	99,997,400
12/15/16	0.620%	100,000,000	99,923,300
12/22/16	0.620%	100,000,000	99,911,300
01/23/17	0.800%	100,000,000	99,815,300
Total			574,629,025

Life Insurance 1.9%
New York Life Capital Corp.
12/27/16	0.620%	20,000,000	19,980,560
01/06/17	0.800%	23,000,000	22,966,121
New York Life Capital Corp. (a)
11/21/16	0.440%	16,428,000	16,423,844
12/20/16	0.620%	21,000,000	20,982,087
12/28/16	0.670%	59,000,000	58,937,165
01/04/17	0.800%	39,212,000	39,155,966
01/23/17	0.800%	10,000,000	9,981,530

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Life Insurance (continued)
Pricoa Short Term Funding LLC (a)
12/30/16	0.620%	$25,000,000	$24,974,425
01/06/17	0.800%	20,000,000	19,970,540
Total			233,372,238
Pharmaceuticals 5.4%
Novartis Finance Corp.
12/01/16	0.620%	30,000,000	29,984,130
12/02/16	0.620%	55,000,000	54,969,970
12/06/16	0.620%	55,000,000	54,966,230
12/08/16	0.620%	30,000,000	29,980,560
12/13/16	0.620%	55,000,000	54,959,685
12/14/16	0.620%	40,000,000	39,970,000
12/21/16	0.620%	25,000,000	24,978,250
12/22/16	0.620%	25,000,000	24,977,825
12/23/16	0.620%	65,000,000	64,941,240
Roche Holdings, Inc.
12/16/16	0.480%	50,000,000	49,969,950
Roche Holdings, Inc. (a)
11/16/16	0.440%	40,100,000	40,092,261
11/21/16	0.440%	30,000,000	29,992,410
11/23/16	0.450%	50,000,000	49,985,800
11/25/16	0.480%	50,000,000	49,983,650
01/09/17	0.800%	50,000,000	49,923,050
Total			649,675,011
Retailers 2.5%
Wal-Mart Stores, Inc.
12/05/16	0.620%	100,000,000	99,940,300
Wal-Mart Stores, Inc. (a)
12/06/16	0.620%	50,000,000	49,969,300
12/07/16	0.620%	50,000,000	49,968,450
12/22/16	0.620%	100,000,000	99,911,300
Total			299,789,350
Technology 6.3%
International Business Machines Co.
12/01/16	0.620%	52,250,000	52,222,360
12/28/16	0.620%	125,000,000	124,876,375
International Business Machines Co. (a)
12/27/16	0.620%	75,000,000	74,927,100
12/30/16	0.620%	121,500,000	121,375,705
Microsoft Corp. (a)
01/12/17	0.670%	25,000,000	24,966,475
01/24/17	0.800%	100,000,000	99,813,100
01/26/17	0.800%	100,000,000	99,808,700
02/02/17	0.910%	162,000,000	161,619,300
Total			759,609,115
Total Commercial Paper (Cost: $3,681,726,221)			$3,681,127,419

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit 11.3%
Australia & New Zealand Banking Group Ltd.
11/01/16	0.330%	$317,800,000	$317,800,000
BB&T Corp.
11/22/16	0.510%	100,000,000	99,999,300
11/28/16	0.530%	118,000,000	117,996,932
12/01/16	0.460%	50,000,000	50,001,700
12/01/16	0.580%	100,000,000	99,993,600
Bank of Montreal
11/14/16	0.400%	50,000,000	50,000,972
11/17/16	0.400%	100,000,000	100,002,400
12/01/16	0.580%	75,000,000	74,991,375
01/03/17	0.760%	100,000,000	100,016,600
01/04/17	0.500%	50,000,000	50,031,550
Royal Bank of Canada (b)
12/27/16	0.920%	100,000,000	100,049,200
State Street Bank and Trust Co. (b)
11/23/16	0.870%	96,000,000	95,997,600
12/07/16	0.880%	50,000,000	50,018,250
Toronto-Dominion Bank (The)
01/17/17	0.840%	50,000,000	49,985,250
Total Certificates of Deposit (Cost: $1,356,800,000)			$1,356,884,729

U.S. Government & Agency Obligations 47.9%
Federal Home Loan Banks Discount Notes
11/01/16	0.000%	290,000,000	290,000,000
11/03/16	0.130%	113,000,000	112,998,757
11/04/16	0.160%	156,000,000	155,997,348
11/08/16	0.180%	200,000,000	199,992,200
11/10/16	0.180%	150,000,000	149,992,500
11/15/16	0.190%	75,000,000	74,994,150
11/16/16	0.190%	150,000,000	149,987,550
11/17/16	0.190%	150,000,000	149,986,650
11/18/16	0.190%	165,541,000	165,525,439
11/21/16	0.190%	150,000,000	149,983,350
11/22/16	0.190%	130,000,000	129,984,790
11/23/16	0.190%	50,000,000	49,993,900
11/28/16	0.200%	150,000,000	149,977,500
11/29/16	0.200%	150,000,000	149,976,600
11/30/16	0.200%	100,000,000	99,983,900
12/05/16	0.210%	50,000,000	49,990,100
12/06/16	0.210%	50,000,000	49,989,800
12/08/16	0.210%	125,000,000	124,973,000
12/09/16	0.210%	201,400,000	201,355,289
12/12/16	0.210%	200,000,000	199,952,200
12/13/16	0.210%	50,000,000	49,987,750
12/14/16	0.210%	200,000,000	199,949,800
12/16/16	0.210%	100,000,000	99,973,700
12/19/16	0.210%	150,000,000	149,958,000
12/20/16	0.210%	175,000,000	174,949,950
12/21/16	0.210%	120,000,000	119,964,960
12/23/16	0.210%	50,000,000	49,984,850
12/29/16	0.210%	100,000,000	99,966,200
01/06/17	0.320%	50,000,000	49,970,650
01/09/17	0.320%	100,000,000	99,938,700
01/10/17	0.320%	100,000,000	99,937,800

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
01/11/17	0.320%	$100,000,000	$99,936,900
01/13/17	0.320%	100,000,000	99,935,100
01/18/17	0.320%	50,000,000	49,965,350
01/19/17	0.320%	87,500,000	87,438,575
01/25/17	0.320%	300,000,000	299,773,200
01/27/17	0.320%	100,000,000	99,922,700
01/30/17	0.320%	100,000,000	99,920,000
Federal Home Loan Banks
11/02/16	0.110%	135,000,000	134,999,190
11/07/16	0.170%	144,000,000	143,995,248
11/09/16	0.180%	190,000,000	189,991,640
09/27/17	0.760%	75,000,000	74,993,700
Federal Home Loan Banks (b)
01/13/17	0.840%	50,000,000	50,046,100
Federal Home Loan Mortgage Corp. Discount Notes
02/06/17	0.360%	150,000,000	149,854,500
02/08/17	0.360%	175,000,000	174,826,750
Total U.S. Government & Agency Obligations (Cost: $5,755,473,436)			$5,755,816,336

Repurchase Agreements 1.7%
Tri-party Federal Reserve dated 10/31/16, matures 11/01/16 repurchase price $50,000,347 (collateralized by U.S. Treasury Securities, Total Market Value $50,000,399)
	0.250%	50,000,000	$50,000,000
Tri-party RBC Capital Markets LLC dated 10/31/16, matures 11/01/16 repurchase price $100,000,806 (collateralized by U.S. Treasury Securities, Total Market Value $102,000,007)
	0.290%	100,000,000	99,999,361
Tri-party TD Securities (USA) LLC dated 10/31/16, matures 11/01/16 repurchase price $50,000,403 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,020)
	0.290%	50,000,000	50,000,000
Total Repurchase Agreements (Cost: $200,000,000)			$199,999,361

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.4%
ABS Other 0.2%
GreatAmerica Leasing Receivables Funding LLC Series 2016-1 Class A1 (a)
02/21/17	0.780%	2,361,353	$2,359,697

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
MMAF Equipment Finance LLC Series 2016-AA Class A1 (a)
05/15/17	0.750%	$13,963,675	$13,949,526
Volvo Financial Equipment LLC Series 2016-1A Class A1 (a)
02/15/17	0.750%	5,265,961	5,264,955
Total			21,574,178
Car Loan 1.2%
ARI Fleet Lease Trust Series 2016-A Class A1 (a)
03/15/17	0.800%	9,939,281	9,935,363
BMW Vehicle Lease Trust Series 2016-2 Class A1
10/20/17	0.720%	40,300,000	40,301,145
Enterprise Fleet Financing LLC Series 2016-1 Class A1 (a)
02/20/17	0.800%	6,272,426	6,268,649
SMART ABS Trust Series 2016-2US Class A1
10/16/17	0.770%	33,100,000	33,100,000
Securitized Term Auto Receivables Trust Series 2016-1A Class A1 (a)
10/25/17	0.800%	62,500,000	62,500,000
Total			152,105,157
Total Asset-Backed Securities - Non-Agency (Cost: $173,702,696)			$173,679,335

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 5.8%
U.S. Treasury (b)
04/30/17	0.414%	$200,000,000	$200,056,200
07/31/17	0.417%	100,000,000	100,040,900
10/31/17	0.508%	100,000,000	100,136,300
01/31/18	0.612%	100,000,000	100,228,900
04/30/18	0.530%	200,000,000	200,227,800
Total U.S. Treasury Obligations (Cost: $699,944,021)			$700,690,100
Total Investments
(Cost: $12,020,626,908) (c)			$12,021,167,315(d)
Other Assets & Liabilities, Net			(3,068,625)
Net Assets			$12,018,098,690

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $1,437,021,379 or 11.96% of net assets.

(b)	Variable rate security.
(c)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $12,020,627,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,256,000
Unrealized Depreciation	(716,000)
Net Unrealized Appreciation	$540,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	152,970,035	—	152,970,035
Commercial Paper	—	3,681,127,419	—	3,681,127,419
Certificates of Deposit	—	1,356,884,729	—	1,356,884,729
U.S. Government & Agency Obligations	—	5,755,816,336	—	5,755,816,336
Repurchase Agreements	—	199,999,361	—	199,999,361
Asset-Backed Securities - Non-Agency	—	173,679,335	—	173,679,335
U.S. Treasury Obligations	—	700,690,100	—	700,690,100
Total Investments	—	12,021,167,315	—	12,021,167,315

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Strategic Municipal Income Fund

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 93.4%

ALABAMA 1.1%

Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children’s Hospital of Alabama Series 2015
06/01/34	5.000%	$4,000,000	$4,634,120
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	1,500,000	1,508,265
Lower Alabama Gas District (The) Revenue Bonds Series 2016A
09/01/46	5.000%	3,215,000	4,040,741
Total			10,183,126

ALASKA 0.7%

City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	4,322,464
10/01/41	7.750%	2,000,000	2,373,060
Total			6,695,524

ARIZONA 1.7%

Arizona Health Facilities Authority Prerefunded 01/01/18 Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	1,995,456
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds American Leadership Academy Series 2015 (a)
06/15/45	5.625%	820,000	856,662
La Paz County Industrial Development Authority Revenue Bonds Charter School Solutions - Harmony Public Series 2016
02/15/46	5.000%	5,000,000	5,400,550
Maricopa County Industrial Development Authority Revenue Bonds Christian Care Surprise, Inc. Series 2016 (a)(b)
01/01/36	5.750%	1,600,000	1,575,456
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,470,507
Queen Creek Improvement District No. 1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)

Special Assessment Bonds
Series 2006
01/01/19	5.000%	$650,000	$653,900
01/01/20	5.000%	500,000	503,000
01/01/21	5.000%	860,000	865,160
University Medical Center Corp. Prerefunded 07/01/19 Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,141,790
Total			15,462,481

CALIFORNIA 9.5%

ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,485,851
California Health Facilities Financing Authority Refunding Revenue Bonds Adventist Health System/West Series 2016
03/01/39	4.000%	2,200,000	2,281,532
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A (a)
03/01/45	5.625%	4,000,000	4,160,080
California School Finance Authority (a)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/46	6.375%	3,000,000	3,189,390
07/01/46	6.375%	415,000	441,199
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,000,000	5,800,200
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	745,667
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/54	5.500%	3,000,000	3,344,250
California Statewide Communities Development Authority (a)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/46	5.000%	500,000	551,180
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

01/15/33	6.250%	$1,155,000	$1,368,594
Series 2014A
01/15/46	5.750%	4,250,000	4,969,057
Glendale Unified School District (c)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/32	0.000%	1,000,000	540,900
09/01/33	0.000%	1,100,000	562,694
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013B (c)
06/01/29	0.000%	2,500,000	1,504,525
Rowland Water District Prerefunded 12/01/18 Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,666,680
San Diego Public Facilities Financing Authority Sewer Prerefunded 05/15/19 Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,662,525
San Francisco City & County Redevelopment Agency Prerefunded 08/01/19 Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2009D
08/01/31	6.500%	500,000	574,275
Santee CDC Successor Agency Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,431,540
State of California
Prerefunded 06/01/17 Unlimited General Obligation Bonds
Various Purpose
Series 2007
06/01/37	5.000%	750,000	768,645
06/01/37	5.000%	485,000	497,057
Prerefunded 12/01/17 Unlimited General Obligation Bonds
Various Purpose
Series 2007
12/01/37	5.000%	2,165,000	2,264,807
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/31	5.750%	15,000,000	16,656,000
Series 2010
03/01/30	5.250%	1,000,000	1,126,740
03/01/33	6.000%	5,625,000	6,528,994
Series 2012
04/01/35	5.250%	4,500,000	5,333,490
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,596,675
Various Purpose

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)

Series 2016
09/01/33	4.000%	$5,000,000	$5,498,950
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008
Various Purpose
Series 2007
12/01/37	5.000%	835,000	869,369
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	855,000	880,470
Total			86,303,344

COLORADO 2.5%

Colorado Educational & Cultural Facilities Authority (a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/44	5.375%	750,000	808,995
07/01/49	5.500%	700,000	756,084
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/35	5.000%	850,000	951,830
NCMC, Inc. Project
Series 2016
05/15/31	4.000%	5,000,000	5,468,500
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	125,000	125,418
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,518,776
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,640,055
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	740,689
12/15/37	5.500%	820,000	824,584
Total			22,834,931

DISTRICT OF COLUMBIA 0.4%

District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/44	5.000%	2,910,000	3,362,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

DISTRICT OF COLUMBIA (CONTINUED)

Revenue Bonds
KIPP Charter School
Series 2013
07/01/48	6.000%	$300,000	$356,193
Total			3,718,523

FLORIDA 4.1%

Capital Trust Agency, Inc. Revenue Bonds 1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015 (a)
12/01/45	7.000%	1,335,000	1,378,855
Central Florida Expressway Authority Refunding Revenue Bonds Series 2016A
07/01/37	4.000%	10,000,000	10,660,300
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	5,000,000	5,573,400
County of Miami-Dade Refunding Revenue Bonds Series 2016B
04/01/32	4.000%	5,000,000	5,420,250
Florida Development Finance Corp. (a)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/34	5.875%	415,000	434,409
Renaissance Charter School
Series 2015
06/15/46	6.125%	1,000,000	1,043,840
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (c)
04/01/20	0.000%	3,470,000	3,190,561
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A
10/01/44	5.000%	2,220,000	2,556,086
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015C
10/01/40	5.000%	1,000,000	1,122,970
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	268,595

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)

Palm Beach County Health Facilities Authority Prerefunded 11/15/20 Revenue Bonds ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	$5,000,000	$5,853,250
Total			37,502,516

GEORGIA 1.7%

Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,182,650
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	7,034,000
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	5,000,000	5,537,350
Total			15,754,000

HAWAII 0.4%

Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,658,340
Series 2010B
07/01/30	5.625%	280,000	315,070
07/01/40	5.750%	370,000	413,105
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/37	5.250%	705,000	776,459
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	655,000	736,855
Total			3,899,829

IDAHO 0.4%

Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/44	8.000%	1,365,000	1,517,238
10/01/49	8.125%	1,635,000	1,819,281
Total			3,336,519

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS 20.0%

Chicago Board of Education Unlimited General Obligation Bonds Project Series 2015C
12/01/39	5.250%	$2,000,000	$1,837,120
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/35	5.250%	3,000,000	3,413,520
Series 2014B
01/01/35	5.000%	5,000,000	5,657,600
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/43	5.750%	2,285,000	2,655,810
General 3rd Lien
Series 2011A
01/01/39	5.750%	1,820,000	2,099,370
Series 2015D
01/01/46	5.000%	4,390,000	5,055,919
Chicago Park District Limited General Obligation Bonds Series 2016A (b)
01/01/40	5.000%	1,650,000	1,831,236
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/39	5.000%	530,000	588,009
Revenue Bonds
2nd Lien
Series 2012
01/01/25	5.000%	5,000,000	5,597,000
01/01/42	5.000%	5,000,000	5,395,600
Series 2014
01/01/34	5.000%	1,000,000	1,101,630
01/01/39	5.000%	2,000,000	2,189,940
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/31	5.000%	2,000,000	2,223,960
Series 2014
11/01/44	5.000%	650,000	721,832
Series 2016
11/01/28	5.000%	860,000	1,011,695
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/33	5.000%	5,245,000	5,625,944
01/01/34	5.000%	1,000,000	1,071,190
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/35	5.250%	4,500,000	4,631,805

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)

01/01/40	5.000%	$6,020,000	$6,039,806
Series 2012A
01/01/33	5.000%	5,000,000	5,097,650
Series 2009C
01/01/34	5.000%	1,890,000	1,908,805
01/01/40	5.000%	3,500,000	3,525,480
Series 2015A
01/01/33	5.500%	1,350,000	1,434,685
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/35	5.000%	1,000,000	1,015,580
01/01/36	5.000%	11,745,000	11,894,514
Series 2012C
01/01/20	5.000%	2,000,000	2,094,660
Series 2016C
01/01/20	5.000%	1,000,000	1,047,330
01/01/35	5.000%	1,000,000	1,015,370
City of Chicago (b)
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	355,000	359,576
City of Springfield Electric Refunding Revenue Bonds Senior Lien Series 2015 (AGM)
03/01/40	4.000%	5,000,000	5,290,400
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,448,441
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System
Series 2007A
08/01/37	5.500%	2,000,000	2,070,040
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	12,422,914
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/35	6.250%	605,000	698,358
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/45	5.000%	5,000,000	5,667,950
Rush University Medical Center
Series 2015A
11/15/38	5.000%	2,750,000	3,166,047
Series 2015B
11/15/39	5.000%	1,810,000	2,073,554
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/35	5.000%	1,500,000	1,694,325

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Swedish Covenant
Series 2010A
08/15/38	6.000%	$2,475,000	$2,731,088
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,377,640
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/35	6.250%	395,000	446,627
Illinois Finance Authority (c)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	13,051,840
Metropolitan Pier & Exposition Authority Revenue Bonds Capital Appreciation Series 1993A Escrowed to Maturity (FGIC) (c)
06/15/21	0.000%	1,870,000	1,748,824
Metropolitan Water Reclamation District of Greater Chicago Unlimited General Obligation Refunding Bonds Series 2016A
12/01/27	5.000%	5,000,000	6,160,550
Northern Illinois Municipal Power Agency Refunding Revenue Bonds Series 2016A
12/01/35	4.000%	3,000,000	3,178,800
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,871,250
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	1,955,000	2,189,307
07/01/33	5.500%	5,000,000	5,490,000
07/01/38	5.500%	875,000	956,445
Series 2014
02/01/33	5.250%	3,000,000	3,233,790
05/01/39	5.000%	1,325,000	1,372,753
Series 2016
06/01/37	4.000%	2,500,000	2,330,100
01/01/41	5.000%	4,790,000	4,986,246
Total			180,799,925

INDIANA 0.4%
Hospital Authority of Vigo County Prerefunded 09/01/17 Revenue Bonds Union Hospital, Inc. Series 2007 (a)
09/01/37	5.700%	1,050,000	1,092,935

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	$1,000,000	$1,075,580
Revenue Bonds
Parkview Health System
Series 2009A
05/01/31	5.750%	1,000,000	1,109,370
Total			3,277,885

IOWA 1.3%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,389,789
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	1,026,370
09/01/32	5.500%	1,500,000	1,554,630
09/01/43	5.750%	830,000	861,507
Revenue Bonds
Genesis Health System
Series 2013
07/01/33	5.000%	5,000,000	5,746,500
Total			11,578,796

KANSAS 0.5%
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	3,725,000	4,296,080

KENTUCKY 1.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	1,700,000	1,918,178
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	1,000,000	1,070,610
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	848,944
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,335,742

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Louisville/Jefferson County Metropolitan Government Refunding Revenue Bonds Norton Healthcare, Inc. Series 2016
10/01/34	4.000%	$5,000,000	$5,350,650
Total			12,524,124

LOUISIANA 2.1%
Ascension Parish Industrial Development Board, Inc. Revenue Bonds Impala Warehousing LLC Series 2011
07/01/36	6.000%	4,000,000	4,417,800
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	2,024,995
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/36	5.000%	1,000,000	1,134,940
Ochsner Clinic Foundation
Series 2016
05/15/36	4.000%	6,225,000	6,527,037
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	5,052,088
Total			19,156,860

MARYLAND 0.5%
Maryland Economic Development Corp. Revenue Bonds Purple Line Light Rail Project Series 2016 AMT (d)
03/31/41	5.000%	2,400,000	2,714,424
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015
07/01/40	5.000%	1,200,000	1,345,896
Total			4,060,320

MASSACHUSETTS 0.6%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC)
01/01/27	5.500%	500,000	646,925

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Development Finance Agency Revenue Bonds UMass Boston Student Housing Project Series 2016 (b)
10/01/41	5.000%	$2,000,000	$2,226,040
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Center Series 2007E
07/15/37	5.000%	2,200,000	2,244,066
Total			5,117,031

MICHIGAN 3.1%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,898,832
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A
07/01/41	5.250%	1,500,000	1,646,580
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A
07/01/47	5.000%	505,000	567,746
Great Lakes Water Authority Water Supply System Revenue Bonds 2nd Lien Series 2016B
07/01/46	5.000%	4,615,000	5,174,338
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/33	5.000%	430,000	486,919
Series 2015
11/15/45	5.000%	1,220,000	1,394,680
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/44	5.000%	7,500,000	8,411,325
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/34	5.000%	1,000,000	1,131,210
Wayne County Airport Authority Revenue Bonds Series 2015D
12/01/45	5.000%	6,455,000	7,430,350
Total			28,141,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA 3.2%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/50	6.125%	$3,000,000	$3,222,780
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,039,480
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,109,610
11/15/32	6.750%	1,000,000	1,117,160
City of North Oaks
Prerefunded 10/01/17 Revenue Bonds
Presbyterian Homes
Series 2007
10/01/47	6.500%	5,000,000	5,262,350
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/47	5.000%	4,000,000	4,197,600
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	864,728
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	2,350,000	2,644,290
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds HealthEast Care System Project Series 2015
11/15/40	5.000%	400,000	447,128
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,568,510
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,070,010
03/01/40	6.500%	700,000	752,248
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/36	5.250%	2,850,000	2,764,557

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
St. Cloud Housing & Redevelopment Authority (b)
Refunding Revenue Bonds
Sanctuary at St. Cloud Project
Series 2017
08/01/36	5.500%	$455,000	$441,769
Total			28,502,220

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,040,000	1,108,473
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA) (b)
12/01/37	5.850%	205,000	217,003
Total			1,325,476

MISSOURI 3.5%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,231,300
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 (b)
11/01/25	6.000%	430,000	444,659
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Airport Series 2009A-1
07/01/34	6.625%	5,000,000	5,618,300
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/41	6.000%	650,000	732,485
Series 2014
02/01/44	5.000%	2,275,000	2,471,992
Medical Research Lutheran Services
Series 2016A
02/01/36	5.000%	1,000,000	1,132,810
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,418,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	$500,000	$557,240
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Series 2016A
12/01/41	4.000%	5,000,000	5,323,550
St. Louis County Industrial Development Authority
Refunding & Improvement Revenue Bonds
Ranken-Jordan Project
Series 2016
11/15/36	4.000%	1,000,000	958,920
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/35	5.000%	1,500,000	1,565,595
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,231,462
09/01/42	5.000%	2,000,000	2,177,880
Series 2013A
09/01/23	5.000%	690,000	795,163
Total			31,659,496

NEBRASKA 1.3%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/44	5.000%	4,350,000	4,809,360
Unrefunded Revenue Bonds
Health Facilities-Children’s Hospital Medical Center
Series 2008
08/15/31	6.125%	1,275,000	1,321,142
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015
11/01/36	4.125%	2,000,000	2,095,000
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,782,030
Total			12,007,532

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 0.9%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	$2,600,000	$2,841,332
County of Clark Department of Aviation Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,684,350
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A (a)
12/15/35	5.000%	570,000	585,094
Total			8,110,776

NEW HAMPSHIRE 0.1%
New Hampshire Health and Education Facilities Authority Act Refunding Revenue Bonds Elliot Hospital Series 2016 (b)
10/01/38	5.000%	850,000	949,646

NEW JERSEY 1.5%
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/21	5.000%	4,500,000	4,949,505
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	1,500,000	1,665,525
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	1,200,000	1,326,840
Series 2015WW
06/15/40	5.250%	375,000	416,974
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation Program Series 2015AA
06/15/41	5.250%	5,000,000	5,571,350
Total			13,930,194

NEW MEXICO 0.3%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services
Series 2008
08/01/32	6.375%	685,000	749,664

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW MEXICO (CONTINUED)
08/01/32	6.375%	$1,480,000	$1,619,712
Total			2,369,376

NEW YORK 2.4%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project
Series 2009
07/15/30	6.000%	1,500,000	1,731,285
Refunding Revenue Bonds
Barclays Center Project
Series 2016A
07/15/42	5.000%	450,000	515,390
Glen Cove Local Economic Assistance Corp. Revenue Bonds Garvies Point Series 2016 CABS (b)(c)(e)
01/01/55	0.000%	2,500,000	1,743,750
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2012A (c)
11/15/32	0.000%	2,605,000	1,621,430
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	2,385,000	2,499,909
New York State Thruway Authority Revenue Bonds Junior Lien Series 2016A
01/01/38	4.000%	1,000,000	1,087,960
New York Transportation Development Corp. Revenue Bonds LaGuardia Airport Terminal B Redevelopment Series 2016 AMT (d)
07/01/41	4.000%	5,925,000	6,046,462
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,792,100
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/37	6.125%	580,000	692,990
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	70,000	79,317
Total			21,810,593

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Refunding Revenue Bonds Southminster, Inc. Series 2016 (b)
10/01/37	5.000%	$1,800,000	$1,965,780

OHIO 3.0%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Revenue Bonds Series 2007A-2
06/01/47	5.875%	20,000,000	18,800,600
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,071,492
County of Lucas Prerefunded 11/01/20 Improvement Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	6,065,000
Total			26,937,092

OREGON 0.5%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	525,000	580,661
Oregon Health & Science University Prerefunded 06/01/19 Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,685,310
Oregon State Facilities Authority Refunding Revenue Bonds Samaritan Health Services Project Series 2016S (b)
10/01/32	5.000%	1,800,000	2,062,566
Total			4,328,537

PENNSYLVANIA 6.5%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (c)
10/01/17	0.000%	5,115,000	5,067,021
Commonwealth Financing Authority Revenue Bonds Series 2015A
06/01/35	5.000%	1,950,000	2,211,573

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 2nd Lien Series 2016
09/15/34	4.000%	$5,000,000	$5,388,900
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	1,280,000	1,450,278
East Hempfield Township Industrial Development Authority Revenue Bonds Student Service, Inc. Student Housing Project Series 2014
07/01/46	5.000%	1,000,000	1,080,490
Lancaster County Hospital Authority Refunding Revenue Bonds Masonic Villages of the Grand Lodge of Pennsylvania Series 2015
11/01/35	5.000%	700,000	806,057
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	1,850,000	2,045,711
Northampton County General Purpose Authority Prerefunded 08/15/18 Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,078,380
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Shippensburg University Series 2011
10/01/31	6.000%	2,000,000	2,252,840
Pennsylvania Housing Finance Agency Refunding Revenue Bonds Series 2016-120
10/01/46	3.500%	2,770,000	2,941,214
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2016A
12/01/36	5.000%	5,000,000	5,714,700
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/41	5.000%	4,800,000	5,395,728
Revenue Bonds
Series 2014C
12/01/44	5.000%	2,500,000	2,871,950
Series 2015B
12/01/40	5.000%	2,500,000	2,812,350
Series 2016A-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
12/01/41	5.000%	$5,000,000	$5,746,550
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	750,000	889,770
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	774,466
Pocono Mountains Industrial Park Authority Revenue Bonds St. Luke’s Hospital-Monroe Project Series 2015
08/15/40	5.000%	1,450,000	1,626,306
State Public School Building Authority Refunding Revenue Bonds Philadelphia School District Series 2016 (b)
06/01/34	5.000%	8,000,000	8,943,840
Total			59,098,124

SOUTH CAROLINA 1.7%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,195,500
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A
11/01/45	7.250%	1,315,000	1,468,645
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014C
12/01/46	5.000%	5,000,000	5,720,650
Series 2016B
12/01/56	5.000%	5,000,000	5,696,300
Revenue Bonds
Series 2015E
12/01/55	5.250%	1,085,000	1,278,759
Total			15,359,854

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Refunding Revenue Bonds Sanford Obligated Group Series 2015
11/01/45	5.000%	1,580,000	1,802,211

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE 0.6%
Chattanooga Health Educational & Housing Facility Board Refunding Revenue Bonds Student Housing - CDFI Phase I Series 2015
10/01/35	5.000%	$355,000	$404,516
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2016A
10/01/41	5.000%	3,370,000	3,860,301
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/46	5.000%	1,200,000	1,384,800
Total			5,649,617

TEXAS 6.7%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	206,327
07/01/45	6.200%	1,100,000	1,299,298
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/31	4.000%	2,000,000	2,060,000
07/15/36	4.000%	3,000,000	3,021,480
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	621,445
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	5,580,000	6,652,755
Revenue Bonds
Senior Lien
Series 2015A
01/01/40	5.000%	2,000,000	2,264,040
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/42	5.000%	2,500,000	2,830,050
Central Texas Turnpike System (c)
Refunding Revenue Bonds
Series 2015B
08/15/37	0.000%	2,000,000	881,780
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,155,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	$1,750,000	$1,962,800
Series 2012
08/15/32	5.000%	580,000	648,057
08/15/42	5.000%	1,500,000	1,659,105
Series 2013
08/15/33	6.000%	260,000	311,103
International Leadership
Series 2015
08/15/38	5.750%	2,015,000	2,220,631
Series 2015A
12/01/45	5.000%	400,000	446,656
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,632,150
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,487,342
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	270,000	333,539
Unrefunded Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/31	6.500%	230,000	273,921
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/36	4.250%	1,500,000	1,540,665
07/01/51	4.750%	750,000	789,615
Collegiate Housing Corpus Christi
Series 2016
04/01/31	5.000%	335,000	373,016
04/01/36	5.000%	355,000	388,743
Collegiate Housing Tarleton State University
Series 2015
04/01/47	5.000%	2,465,000	2,652,389
NCCD-College Station Properties LLC
Series 2015A
07/01/47	5.000%	6,000,000	6,485,700
New Hope Cultural Education Facilities Finance Corp. (b)
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/36	5.375%	500,000	501,720
11/15/46	5.500%	750,000	752,280
North Texas Tollway Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/38	5.000%	$1,730,000	$1,988,358
Series 2016A
01/01/39	4.000%	435,000	463,871
System-2nd Tier
01/01/31	5.000%	585,000	686,263
Pottsboro Higher Education Finance Corp. Revenue Bonds Series 2016A
08/15/36	5.000%	385,000	392,739
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/44	7.750%	500,000	588,135
San Juan Higher Education Finance Authority Prerefunded 08/15/20 Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	958,944
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Barton Creek Senior Living Center
Series 2015
11/15/40	5.000%	605,000	669,360
Baylor Scott & White Health
Series 2016
11/15/36	4.000%	1,000,000	1,069,550
Trinity Terrace Project
Series 2014
10/01/49	5.000%	750,000	831,052
Revenue Bonds
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	3,220,080
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,393,275
Uptown Development Authority Prerefunded 09/01/19 Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	561,845
Total			60,275,679

VIRGINIA 0.4%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,577,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 2.5%
Energy Northwest Unrefunded Revenue Bonds Columbia Generating Station Series 2007
07/01/22	5.000%	$2,005,000	$2,059,696
King County Public Hospital District No. 4 Revenue Bonds Series 2015A
12/01/35	6.000%	1,000,000	1,017,300
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,379,560
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,148,858
Washington State Housing Finance Commission
Prerefunded 01/01/17 Revenue Bonds
Skyline at First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,544,330
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	3,269,490
Revenue Bonds
Heron’s Key
Series 2015A
07/01/45	7.000%	200,000	213,550
Washington State Housing Finance Commission (a)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/46	5.000%	425,000	450,929
Presbyterian Retirement Co.
Series 2016
01/01/46	5.000%	4,000,000	4,435,920
Skyline 1st Hill Project
Series 2015
01/01/35	5.750%	425,000	435,247
01/01/45	6.000%	595,000	609,203
Total			22,564,083

WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	900,000	1,007,505

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 5.1%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/30	4.050%	$1,000,000	$1,025,800
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/45	5.000%	2,000,000	2,105,820
Rose Villa Project
Series 2014A
11/15/49	6.000%	1,645,000	1,838,123
Public Finance Authority (a)
Revenue Bonds
NC Charter Educational Foundation Project
Series 2016
06/15/36	5.000%	1,475,000	1,473,083
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,327,630
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	5,977,075
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association
Series 2008
04/01/38	5.750%	3,000,000	3,207,420
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,734,646
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,260,000	3,548,738
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/36	4.000%	8,000,000	8,570,080
11/15/39	4.000%	2,000,000	2,118,800
Saint John’s Communities, Inc.
Series 2015B
09/15/45	5.000%	1,000,000	1,072,920
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,548,358
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	3,375,000	3,711,757
Marshfield Clinic

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Series 2012B
02/15/32	5.000%	$2,000,000	$2,247,240
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	1,275,000	1,452,633
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	340,000	365,092
Total			46,325,215

WYOMING 0.1%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,110,730
Total Municipal Bonds (Cost: $789,737,557)			$845,310,870

Municipal Bonds Held in Trust 0.5%
MASSACHUSETTS 0.5%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (a)(e)
11/15/36	5.500%	4,000,000	4,367,920
Total Municipal Bonds Held in Trust (Cost: $4,003,088)			$4,367,920

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 6.4%
CONNECTICUT 1.0%
Connecticut Housing Finance Authority Revenue Bonds VRDN Subordinated Series 2016A-3 (e)
11/15/45	0.620%	9,000,000	9,000,000

MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Tufts University VRDN Series 2012G (e)
02/15/26	0.510%	3,500,000	3,500,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
MINNESOTA 0.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority (e)
Revenue Bonds
Children’s Health Care Facilities
VRDN Series 2004A (AGM)
08/15/34	0.520%	$550,000	$550,000
Children’s Hospitals and Clinics
VRDN Series 2008A (AGM)
08/15/37	0.520%	5,000,000	5,000,000
Total			5,550,000

NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Authority Act Revenue Bonds University System of New Hampshire Series 2016A2 (e)
07/01/35	0.520%	3,950,000	3,950,000

NEW YORK 2.6%
City of New York (e)
Unlimited General Obligation Bonds
Fiscal 2015
VRDN Subordinated Series 2015
06/01/44	0.510%	2,100,000	2,100,000
VRDN Series 2011A-5
08/01/36	0.510%	5,200,000	5,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Future Tax VRDN Subordinated Series 2012C (e)
11/01/36	0.520%	7,000,000	7,000,000
New York City Water & Sewer System (e)
Revenue Bonds
2nd General Resolution
Series 2016BB
06/15/49	0.490%	4,900,000	4,900,000
2nd General Resolution Fiscal 2015
VRDN Series 2015
06/15/48	0.510%	3,500,000	3,500,000
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subseries 2015B-2-RE (e)
01/01/32	0.480%	500,000	500,000
Total			23,200,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
NORTH CAROLINA 1.1%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds Carolinas HealthCare System Group VRDN Series 2007H (Wells Fargo Bank) (e)(f)
01/15/45	0.480%	$9,750,000	$9,750,000

OKLAHOMA 0.3%
Oklahoma Turnpike Authority Refunding Revenue Bonds 2nd Senior Series 2010F (e)
01/01/28	0.500%	3,000,000	3,000,000
Total Floating Rate Notes (Cost: $57,950,000)			$57,950,000

Municipal Short Term 0.5%
ILLINOIS 0.5%
State of Illinois Unlimited General Obligation Notes Series 2016
01/01/17	5.000%	4,600,000	4,629,302
Total Municipal Short Term (Cost: $4,624,412)			$4,629,302

	Shares	Value
Exchange-Traded Funds —%
VanEck Vectors High-Yield Municipal Index ETF	50	$1,582
Total Exchange-Traded Funds (Cost: $1,601)		$1,582
Total Investments (Cost: $856,316,658) (g)		$912,259,674(h)
Other Assets & Liabilities, Net		(7,023,890)
Net Assets		$905,235,784

At October 31, 2016, cash totaling $686,250 was pledged as collateral.

Investments in Derivatives Short Futures Contracts Outstanding at October 31, 2016

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(75)	USD	(12,203,906)	12/2016	168,596	—
U.S. Treasury 10-Year Note	(300)	USD	(38,887,500)	12/2016	209,196	—
Total			(51,091,406)		377,792	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At October 31, 2016, the value of these securities amounted to $28,646,481 or 3.16% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Zero coupon bond.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Variable rate security.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)

At October 31, 2016, the cost of securities for federal income tax purposes was approximately $856,317,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,457,000
Unrealized Depreciation	(3,514,000)
Net Unrealized Appreciation	$55,943,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	845,310,870	—	845,310,870
Municipal Bonds Held in Trust	—	4,367,920	—	4,367,920
Floating Rate Notes	3,000,000	54,950,000	—	57,950,000
Municipal Short Term	—	4,629,302	—	4,629,302
Exchange-Traded Funds	1,582	—	—	1,582
Total Investments	3,001,582	909,258,092	—	912,259,674
Derivatives
Assets
Futures Contracts	377,792	—	—	377,792
Total	3,379,374	909,258,092	—	912,637,466

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016